Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Nov. 16, 2012	Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ENERGIZER HOLDINGS INC
Entity Central Index Key	0001096752
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Trading Symbol	ENR
Document Type	10-K
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes
Entity Public Float			$ 4,791,244,659
Entity Common Stock, Shares Outstanding		61,909,378

CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net sales	$ 4,567.2	$ 4,645.7	$ 4,248.3
Cost of products sold	2,429.3	2,500	2,229
Gross profit	2,137.9	2,145.7	2,019.3
Selling, general and administrative expense	895.1	856.1	765.7
Advertising and sales promotion expense	449.5	524	461.3
Research and development expense	112.5	108.3	97.1
Household Products restructuring	(6.8)	79	0
Interest expense	127.3	121.4	125.4
Cost of early debt retirements	0	19.9	0
Other financing items (income)/expense, net	(5.1)	31	26.4
Earnings before income taxes	565.4	406	543.4
Income taxes	156.5	144.8	140.4
Net earnings	408.9	261.2	403
Basic earnings per share	$ 6.3	$ 3.75	$ 5.76
Diluted earnings per share	$ 6.22	$ 3.72	$ 5.72
Consolidated Statements of Comprehensive Income:
Net earnings	408.9	261.2	403
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	(11.9)	(8.7)	(43.2)
Pension/Postretirement activity, net of tax of $(14.4) in 2012, $(25.6) in 2011 and $(19.8) in 2010	(24.8)	(26.4)	(47.5)
Deferred (loss)/gain on hedging activity, net of tax of $1.6 in 2012, $5.3 in 2011 and $(6.9) in 2010	(0.4)	11.7	(11.7)
Total comprehensive income	$ 371.8	$ 237.8	$ 300.6

CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Other Comprehensive Income [Abstract]
Pension and postretirement activity, tax	$ (14.4)	$ (25.6)	$ (19.8)
Deferred (loss)/gain on hedging activity, tax	$ 1.6	$ 5.3	$ (6.9)

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Current Assets
Cash and cash equivalents	$ 718.5		$ 471.2
Trade receivables, net	676.7	[1]	709.8	[2]
Inventories	672.4		653.4
Other current assets	455		426.3
Total current assets	2,522.6		2,260.7
Property, plant and equipment, net	848.5		885.4
Goodwill	1,469.5		1,475.3
Other Intangible assets, net	1,853.7		1,878.2
Other assets	36.9		31.9
Total assets	6,731.2		6,531.5
Current Liabilities
Current maturities of long-term debt	231.5		106
Notes payable	162.4		56
Accounts payable	325.2		289.6
Other current liabilities	588.4		575.8
Total current liabilities	1,307.5		1,027.4
Long-term debt	2,138.6		2,206.5
Other liabilities	1,215.6		1,196.3
Total liabilities	4,661.7		4,430.2
Shareholders' equity
Preferred stock	0		0
Common stock	1.1		1.1
Additional paid in capital	1,621.7		1,593.6
Retained earnings	2,993.2		2,613
Treasury stock	(2,328.7)		(1,925.7)
Accumulated other comprehensive loss	(217.8)		(180.7)
Total shareholders' equity	2,069.5		2,101.3
Total liabilities and shareholders' equity	$ 6,731.2		$ 6,531.5

[1]	Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $373.0 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Statement of Financial Position [Abstract]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares, Issued	108,008,682	108,008,682
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Treasury Stock, Number of Shares Held	46,486,595	40,932,950

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flow from operating activities
Net earnings	$ 408.9	$ 261.2	$ 403
Adjustments to Reconcile Net earnings to net cash flow from operations: [Abstract]
Depreciation and amortization	162.2	181.3	139.2
Deferred income taxes	(2.9)	26.4	(1.3)
Other non-cash charges	55	84.2	71.9
Other, net	(37.1)	(30.4)	12.8
Operating cash flow before changes in working capital	586.1	522.7	625.6
Changes in assets and liabilities used in operations, net of effects of business acquisitions [Abstract]
Decrease/(increase) in accounts receivable	38.2	(19.7)	(17.4)
Increase (decrease) in inventories	(17.6)	65.1	(2.3)
Increase in other current assets	(11.6)	(33.8)	(2.9)
Increase (decrease) in accounts payable	47.1	(12)	41.3
(Decrease)/increase in other current liabilities	(10.6)	(109.8)	8.1
Net cash from operating activities	631.6	412.5	652.4
Cash flow from investing activities
Capital expenditures	(111)	(98)	(108.7)
Proceeds from sale of assets	19.3	7.6	0.8
Acquisition, net of cash acquired	0	(267.1)	0
Other, net	(3.2)	(6)	(5.4)
Net cash used by investing activities	(94.9)	(363.5)	(113.3)
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount	498.6	600	0
Payment of debt issue cost	(4.3)	(7.6)	0
Cash payments on debt with original maturities greater than 90 days	(441)	(576)	(101)
Net increase/(decrease) in debt with original maturities of 90 days or less	100.9	45.7	(151.9)
Common Stock Purchased	(417.8)	(276)	0
Cash dividends paid	(24.9)	0	0
Proceeds from issuance of common stock	3	8.2	12.6
Excess tax benefits from share-based payments	2.2	3.7	5.8
Net cash used by financing activities	(283.3)	(202)	(234.5)
Effect of exchange rate changes on cash	(6.1)	(5.5)	(34.2)
Net increase/(decrease) in cash and cash equivalents	247.3	(158.5)	270.4
Cash and cash equivalents, beginning of period	471.2	629.7	359.3
Cash and cash equivalents, end of period	$ 718.5	$ 471.2	$ 629.7

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Translation Adjustment [Member]	Accumulated Pension Liability [Member]	Accumulated Deferred Loss on Hedging Activity [Member]
Balance at Sep. 30, 2009		$ 1.1	$ 1,555.3	$ 1,963.2	$ (1,702.4)		$ 64	$ (115.2)	$ (3.7)
Balance (Shares) at Sep. 30, 2009		108,009			38,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans		0	14.2	(12.3)	34.8
Activity under stock plans (Shares)		0			834
Net earnings	403			403
Treasury stock purchased					0
Treasury stock purchased (shares)					0
Foreign currency translation adjustment	(43.2)						(43.2)
Pension/postretirement activity	(47.5)							(47.5)
Activity	(11.7)								(11.7)
Balance at Sep. 30, 2010	2,099.6	1.1	1,569.5	2,353.9	(1,667.6)	(157.3)	20.8	(162.7)	(15.4)
Balance (Shares) at Sep. 30, 2010		108,009			37,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans		0	24.1	(2.1)	17.9
Activity under stock plans (Shares)		0			469
Net earnings	261.2			261.2
Treasury stock purchased					(276)
Treasury stock purchased (shares)					(3,749)
Foreign currency translation adjustment	(8.7)						(8.7)
Pension/postretirement activity	(26.4)							(26.4)
Activity	11.7								11.7
Balance at Sep. 30, 2011	2,101.3	1.1	1,593.6	2,613	(1,925.7)	(180.7)	12.1	(189.1)	(3.7)
Balance (Shares) at Sep. 30, 2011		108,009			40,933
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans		0	28.1	(3.1)	14.8
Activity under stock plans (Shares)		0			370
Net earnings	408.9			408.9
Accrued dividends				(25.6)
Treasury stock purchased					(417.8)
Treasury stock purchased (shares)					(5,924)
Foreign currency translation adjustment	(11.9)						(11.9)
Pension/postretirement activity	(24.8)							(24.8)
Activity	(0.4)								(0.4)
Balance at Sep. 30, 2012	$ 2,069.5	$ 1.1	$ 1,621.7	$ 2,993.2	$ (2,328.7)	$ (217.8)	$ 0.2	$ (213.9)	$ (4.1)
Balance (Shares) at Sep. 30, 2012		108,009			46,487

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Stockholders' Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ (113.8)	$ (99.3)	$ (73.7)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Tax	$ (2.1)	$ (3.7)	$ (9)

Basis of Presentation and Use of Estimates	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Basis of Presentation and Use of Estimates

The financial statements include the accounts of the Company and its majority-owned subsidiaries. All significant intercompany transactions are eliminated. The Company has no material equity method or variable interests.

Preparation of the financial statements in conformity with generally accepted accounting principles in the U.S. (GAAP) requires Energizer Holdings, Inc. and its subsidiaries (the Company) to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses. On an ongoing basis, the Company evaluates its estimates, including those related to customer programs and incentives, product returns, bad debts, inventories, intangible and other long-lived assets, income taxes, financing, pensions and other postretirement benefits, share-based compensation, contingencies and acquisitions. Actual results could differ materially from those estimates. However, in regard to ongoing impairment testing of goodwill and indefinite-lived intangible assets, significant deterioration in future cash flow projections or other assumptions used in estimating fair values, versus those anticipated at the time of the initial valuations, could result in impairment charges that may materially affect the financial statements in a given year.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies

The Company's significant accounting policies, which conform to GAAP and are applied on a consistent basis among all years presented, except as indicated, are described below.

Foreign Currency Translation - Financial statements of foreign operations where the local currency is the functional currency are translated using end-of-period exchange rates for assets and liabilities, and average exchange rates during the period for results of operations. Related translation adjustments are reported as a component within accumulated other comprehensive income in the shareholders’ equity section of the Consolidated Balance Sheets.

For foreign operations that are considered highly inflationary, translation practices differ in that inventories, properties, accumulated depreciation and depreciation expense are translated at historical rates of exchange, and translation adjustments for monetary assets and liabilities are included in earnings. Gains and losses from foreign currency transactions are generally included in earnings.

Effective January 1, 2010, the financial statements for our Venezuela subsidiary are consolidated under the rules governing the translation of financial information in a highly inflationary economy based on the use of the blended National Consumer Price Index in Venezuela. Under GAAP, an economy is considered highly inflationary if the cumulative inflation rate for a three year period meets or exceeds 100 percent. If a subsidiary is considered to be in a highly inflationary economy, the financial statements of the subsidiary must be re-measured into our reporting currency (U.S. dollar) and future exchange gains and losses from the re-measurement of monetary assets and liabilities are reflected in current earnings, rather than exclusively in the equity section of the balance sheet, until such time as the economy is no longer considered highly inflationary. At September 30, 2012, the Company has net monetary assets in Venezuela of approximately $40.

Financial Instruments and Derivative Securities - The Company uses financial instruments, from time to time, in the management of foreign currency, interest rate and other risks that are inherent to its business operations. Such instruments are not held or issued for trading purposes.

Foreign exchange (F/X) instruments, including currency forwards, are used primarily to reduce cash transaction exposures and, to a lesser extent, to manage other translation exposures. F/X instruments used are selected based on their risk reduction attributes, costs and the related market conditions. The Company has designated certain foreign currency contracts as cash flow hedges for accounting purposes as of September 30, 2012.

The Company also holds a derivative instrument contract to mitigate a portion of the risk associated with the change in the market value of its unfunded deferred compensation liabilities, which is tied to the Company's common stock.

The Company uses raw materials that are subject to price volatility. The Company may use hedging instruments as it desires to reduce exposure to variability in cash flows associated with future purchases of commodities. At September 30, 2012, the Company has certain forward contracts for the purchase of zinc, but these derivatives are not designated as cash flow hedges. See Note 13 of the Notes to Consolidated Financial Statements for further details.

The Company has interest rate risk with respect to interest expense on variable rate debt. The Company is party to an interest rate swap agreement with one major financial institution that fixes the variable benchmark component (LIBOR) of the Company’s interest rate on the vast majority of the remaining term loan balance of $100 at September 30, 2012.

For further discussion see Note 13 of the Notes to Consolidated Financial Statements.

Cash Equivalents - For purposes of the Consolidated Statements of Cash Flows, cash equivalents are all considered to be highly liquid investments with a maturity of three months or less when purchased. At September 30, 2012, the Company had $718.5 in available cash, the vast majority of which was outside of the U.S.

Cash Flow Presentation - The Consolidated Statement of Cash Flows are prepared using the indirect method, which reconciles net earnings to cash flow from operating activities. The reconciliation adjustments include the removal of timing differences between the occurrence of operating receipts and payments and their recognition in net earnings. The adjustments also remove cash flows arising from investing and financing activities, which are presented separately from operating activities. Cash flows from foreign currency transactions and operations are translated at an average exchange rate for the period. Cash flows from hedging activities are included in the same category as the items being hedged, which is primarily operating activities. Cash payments related to income taxes are classified as operating activities.

Accounts Receivable Valuation – Accounts receivable are stated at their net realizable value. The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information. Bad debt expense is included in Selling, general and administrative expense (SG&A) in the Consolidated Statements of Earnings and Comprehensive Income.

Inventories - Inventories are valued at the lower of cost or market, with cost generally being determined using average cost or the first-in, first-out (FIFO) method.

As part of the American Safety Razor (ASR) acquisition in fiscal 2011, the Company recorded an increase in the estimated fair value of inventory of $7.0, to bring the carrying value of the inventory purchased to an amount which approximated the estimated selling price of the finished goods on hand at the acquisition closing date less the sum of (a) costs to sell and distribute and (b) a reasonable profit allowance for these efforts by the acquiring entity. As the inventory was sold during the first and second quarter of fiscal 2011 the adjustments were charged to cost of products sold in those respective periods.

Capitalized Software Costs - Capitalized software costs are included in other assets. These costs are amortized using the straight-line method over periods of related benefit ranging from three to seven years. Expenditures related to capitalized software are included in the Capital expenditures caption in the Consolidated Statements of Cash Flows. Amortization expense was $2.7, $5.2, and $5.8 in fiscal 2012, 2011 and 2010, respectively.

Property, Plant and Equipment, net – Property, plant and equipment, net is stated at historical costs. Property, plant and equipment acquired as part of a business combination is recorded at estimated fair value. Expenditures for new facilities and expenditures that substantially increase the useful life of property, including interest during construction, are capitalized and reported in the Capital expenditures caption in the Consolidated Statements of Cash Flows. Maintenance, repairs and minor renewals are expensed as incurred. When property is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and gains or losses on the disposition are reflected in earnings. Depreciation is generally provided on the straight-line basis by charges to pre-tax earnings at rates based on estimated useful lives. Estimated useful lives range from two to 25 years for machinery and equipment and three to 30 years for buildings and building improvements. Depreciation expense was $136.7, $154.5, and $119.3 in fiscal 2012, 2011 and 2010, respectively.

Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

For further discussion regarding asset impairment and the change in the useful life of certain assets due to our 2013 restructuring plan, see Note 20 of the Notes to Consolidated Financial Statements.

Goodwill and Other Intangible Assets - Goodwill and indefinite-lived intangibles are not amortized, but are evaluated annually for impairment as part of the Company's annual business planning cycle in the fourth quarter, or when indicators of a potential impairment are present. The estimated fair value of each reporting unit is estimated using valuation models that incorporate assumptions and projections of expected future cash flows and operating plans. Intangible assets with finite lives, and a remaining weighted average life of approximately thirteen years, are amortized on a straight-line basis over expected lives of 3 years to 20 years. Such intangibles are also evaluated for impairment including ongoing monitoring of potential impairment indicators.

Impairment of Long-Lived Assets – The Company reviews long-lived assets, other than goodwill and other intangible assets for impairment, when events or changes in business circumstances indicate that the remaining useful life may warrant revision or that the carrying amount of the long-lived asset may not be fully recoverable. The Company performs undiscounted cash flow analysis to determine if impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on estimated fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less cost of disposal.

In November 2012, which is the first fiscal quarter of fiscal 2013, the Company's Board of Directors authorized an enterprise-wide restructuring plan and has delegated authority to the company's management to determine the final plan with respect to these initiatives.

The Company estimates one-time charges associated with the restructuring will include accelerated depreciation and asset impairment charges on certain property, plant and equipment at facilities targeted for closing or some form of streamlining. Based on our initial assessment, we estimate that we will incur an impairment charge in fiscal 2013 in the range of $10 to $15, pre-tax, which we expect to record in the first quarter of fiscal 2013. Additionally, we estimate accelerated depreciation will be in the range of $50 to $60, and will be incurred over the next 12 to 18 months as production ceases and the facilities are closed or streamlined.

Revenue Recognition - The Company's revenue is from the sale of its products. Revenue is recognized when title, ownership and risk of loss pass to the customer. Discounts are offered to customers for early payment and an estimate of the discounts is recorded as a reduction of net sales in the same period as the sale. Our standard sales terms are final and returns or exchanges are not permitted unless a special exception is made; reserves are established and recorded in cases where the right of return does exist for a particular sale.

Under certain circumstances, we allow customers to return sun care products that have not been sold by the end of the sun care season, which is normal practice in the sun care industry. We record sales at the time the title, ownership and risk of loss pass to the customer. The terms of these sales vary but, in all instances, the following conditions are met: the sales arrangement is evidenced by purchase orders submitted by customers; the selling price is fixed or determinable; title to the product has transferred; there is an obligation to pay at a specified date without any additional conditions or actions required by the Company; and collectability is reasonably assured. Simultaneously with the sale, we reduce sales and cost of sales, and reserve amounts on our consolidated balance sheet for anticipated returns based upon an estimated return level, in accordance with GAAP. Customers are required to pay for the sun care product purchased during the season under the required terms. We generally receive returns of U.S. sun care products from September through January following the summer sun care season. We estimate the level of sun care returns using a variety of inputs including historical experience, consumption trends during the sun care season and inventory positions at key retailers as the sun care season progresses. We monitor shipment activity and inventory levels at key retailers during the season in an effort to identify potential returns issues. This allows the Company to manage shipment activity to our customers, especially in the latter stages of the sun care season, to reduce the potential for returned product.

The Company offers a variety of programs, such as consumer coupons and similar consumer rebate programs, primarily to its retail customers, designed to promote sales of its products. Such programs require periodic payments and allowances based on estimated results of specific programs and are recorded as a reduction to net sales. The Company accrues, at the time of sale, the estimated total payments and allowances associated with each transaction. Additionally, the Company offers programs directly to consumers to promote the sale of its products. Promotions which reduce the ultimate consumer sale prices are recorded as a reduction of net sales at the time the promotional offer is made, generally using estimated redemption and participation levels. Taxes we collect on behalf of governmental authorities, which are generally included in the price to the customer, are also recorded as a reduction of net sales. The Company continually assesses the adequacy of accruals for customer and consumer promotional program costs not yet paid. To the extent total program payments differ from estimates, adjustments may be necessary. Historically, these adjustments have not been material.

Advertising and Sales Promotion Costs – The Company advertises and promotes its products through national and regional media and expenses such activities in the year incurred.

Share-Based Payments - The Company grants restricted stock equivalents, which generally vest over three to four years. A portion of the restricted stock equivalents granted provide for the issuance of common stock to certain managerial staff and executive management, if the Company achieves specified performance targets. The estimated fair value of each grant issued is estimated on the date of grant based on the current market price of the stock. The total amount of compensation expense recognized reflects the initial assumption that target performance goals will be achieved. Compensation expense may be adjusted during the life of the performance grant based on management’s assessment of the probability that performance targets will be achieved. If such targets are not met or, it is determined that achievement of performance goals is not probable, compensation expense is adjusted to reflect the reduced expected payout level in the period the determination is made. If it is determined that the performance targets will be exceeded, additional compensation expense is recognized.

Estimated Fair Values of Financial Instruments - Certain financial instruments are required to be recorded at the estimated fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments including cash and cash equivalents and short-term borrowings, including notes payable, are recorded at cost, which approximates estimated fair value. The estimated fair values of long-term debt and financial instruments are disclosed in Note 13 of the Notes to Consolidated Financial Statements.

Reclassifications - Certain reclassifications have been made to the prior year financial statements to conform to the current presentation. See Note 16 of the Notes to Consolidated Financial Statements for further information.

Recently Issued Accounting Pronouncements – No new accounting pronouncement issued or effective during the fiscal year has had or is expected to have a material impact on the consolidated financial statements.

On July 27, 2012, the Financial Accounting Standards Board (FASB) issued new guidance to simplify how entities test indefinite-lived intangible assets for impairment. The new guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative indefinite-lived intangible asset impairment test. The new guidance is effective for annual indefinite-lived intangible asset impairment tests to be performed in fiscal year 2013, with early adoption permitted.

Restructuring	12 Months Ended
Sep. 30, 2012
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
Restructuring

2011 Household Products Restructuring
On March 7, 2011, the Company determined that, as part of its November 2010 restructuring initiative, it would close its carbon zinc battery manufacturing facility in Cebu, Philippines and its alkaline battery manufacturing facility in La Chaux De Fonds (LCF), Switzerland. The carbon zinc and alkaline batteries previously supplied by the Cebu and LCF facilities are now produced in other manufacturing facilities.

In fiscal 2012 and 2011, the Company recorded pre-tax income for the 2011 Household Products restructuring of $6.8 and charges of $79.0, respectively. The fiscal 2012 pre-tax income was driven by the gain on the sale of our former battery manufacturing facility in Switzerland of $13.0, which was partially offset by $6.0 of additional restructuring costs in fiscal 2012, including severance and termination related costs of $1.2, pension settlement costs of $2.0 and related exit costs of $2.8. The prior year charges included severance and termination related costs of $41.8, accelerated depreciation on property, plant and equipment of $16.1, pension settlement costs of $6.1 and other related exit costs of $15.0. These costs, net of the gain on the sale of the former LCF property in fiscal 2012, are included as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income.

The remaining accrual balance for the 2011 Household Products Restructuring at September 30, 2012 and 2011, was $0.9 and $7.1, respectively.

In November 2012, which was the first quarter of fiscal 2013, the Company's Board of Directors authorized an enterprise-wide restructuring plan and has delegated authority to the company's management to determine the final plan with respect to these initiatives. See Note 20 of the Notes to Consolidated Financial Statements for further information.

Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets

Goodwill and intangible assets deemed to have an indefinite life are not amortized, but reviewed annually for impairment of value or when indicators of a potential impairment are present. As part of our business planning cycle, we performed our annual impairment testing in the fourth quarter of fiscal 2012, 2011 and 2010. There were no indications of impairment of goodwill noted during this testing.

The following table represents the carrying amount of goodwill by segment at September 30, 2012:

	Household Products	Personal Care	Total
Balance at October 1, 2011	$36.9	$1,438.4	$1,475.3
Cumulative translation adjustment	0.4	(6.2)	(5.8)
Balance at September 30, 2012	$37.3	$1,432.2	$1,469.5

The Company had indefinite-lived intangible assets of $1,701.9 at September 30, 2012 and $1,703.6 at September 30, 2011. Changes in indefinite-lived intangible assets are due primarily to changes in foreign currency translation.

In addition, we completed impairment testing on indefinite-lived intangible assets other than goodwill, which are trademarks/brands used in our various product categories. No impairment was indicated as a result of this testing. However, the recorded values of such intangible assets from more recent acquisitions, such as the Playtex acquisition, are often more susceptible to an impairment risk, if operating results or macroeconomic conditions deteriorate. We utilized a discounted cash flow model using an excess earnings valuation technique to test the brands acquired in the Playtex acquisition for impairment. Key assumptions included a discount rate of 8.00% and a terminal growth rate of 2.75%. While no impairment was indicated during this testing, the indicated estimated fair value for two brands, Playtex and Wet Ones, were relatively close to the carrying value at approximately 115% of the carrying value (approximately $650) for the Playtex brand and approximately 106% of the carrying value (approximately $200) for the Wet Ones brand.

Total amortizable intangible assets at September 30, 2012 are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
Tradenames / Brands	$18.7	$11.6	$7.1
Technology and patents	76.7	49.0	27.7
Customer-related / Other	164.0	47.0	117.0
Total amortizable intangible assets	$259.4	$107.6	$151.8

Amortizable intangible assets, with a weighted average remaining life of approximately thirteen years, are amortized on a straight-line basis over expected lives of 3 years to 20 years.

Amortization expense for intangible assets totaled $22.8 for the current year. Estimated amortization expense for amortizable intangible assets for the years ending September 30, 2013, 2014, 2015, 2016 and 2017 is approximately $20.7, $17.4, $15.2, $15.2 and $14.8 , respectively, and $68.5 thereafter.

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes

The provisions for income taxes consisted of the following for the years ended September 30:

	2012	2011	2010
Currently payable:
United States - Federal	$72.8	$34.0	$67.0
State	6.5	4.6	8.4
Foreign	80.1	79.8	66.3
Total current	159.4	118.4	141.7
Deferred:
United States - Federal	(2.9)	36.4	(7.8)
State	(0.2)	2.4	(0.3)
Foreign	0.2	(12.4)	6.8
Total deferred	(2.9)	26.4	(1.3)
Provision for income taxes	$156.5	$144.8	$140.4

The source of pre-tax earnings was:

	2012	2011	2010
United States	$178.3	$191.6	$225.5
Foreign	387.1	214.4	317.9
Pre-tax earnings	$565.4	$406.0	$543.4

A reconciliation of income taxes with the amounts computed at the statutory federal income tax rate follows:

	2012		2011		2010
Computed tax at federal statutory rate	$197.9	35.0%	$142.1	35.0%	$190.2	35.0%
State income taxes, net of federal tax benefit	4.1	0.7	4.5	1.1	5.3	1.0
Foreign tax less than the federal rate	(55.6)	(9.8)	(15.9)	(3.9)	(38.9)	(7.2)
Tax benefits - special foreign dividend	—	—	—	—	(23.5)	(4.3)
Adjustments to prior years' tax accruals	(7.0)	(1.2)	(1.7)	(0.4)	(6.1)	(1.1)
Other taxes including repatriation of foreign earnings	16.2	2.9	15.3	3.8	11.0	2.0
Nontaxable share option	(2.0)	(0.4)	0.2	—	(0.2)	(0.1)
Other, net	2.9	0.5	0.3	0.1	2.6	0.5
Total	$156.5	27.7%	$144.8	35.7%	$140.4	25.8%

The deferred tax assets and deferred tax liabilities recorded on the balance sheet at September 30 for the years indicated are as follows and include current and noncurrent amounts:

	2012	2011
Deferred tax liabilities:
Depreciation and property differences	$(101.1)	$(112.9)
Intangible assets	(574.3)	(566.7)
Other tax liabilities	(6.4)	(6.6)
Gross deferred tax liabilities	(681.8)	(686.2)
Deferred tax assets:
Accrued liabilities	105.7	108.1
Deferred and stock-related compensation	103.6	88.7
Tax loss carryforwards and tax credits	13.9	23.1
Intangible assets	17.3	22.1
Postretirement benefits other than pensions	11.6	15.5
Pension plans	155.3	142.1
Inventory differences	31.7	28.5
Other tax assets	6.6	6.1
Gross deferred tax assets	445.7	434.2
Valuation allowance	(11.9)	(12.6)
Net deferred tax liabilities	$(248.0)	$(264.6)

There were no material tax loss carryforwards that expired in fiscal 2012. Future expirations of tax loss carryforwards and tax credits, if not utilized, are not material from 2013 through 2016. For years subsequent to 2016 or for tax loss carryforwards and tax credits that have no expiration, the value at September 30, 2012 was $13.9. The valuation allowance is attributed to tax loss carryforwards and tax credits outside the U.S.

We regularly repatriate a portion of current year earnings from select non U.S. subsidiaries. Generally, these non-U.S. subsidiaries are in tax jurisdictions with effective tax rates that do not result in materially higher U.S. tax provisions related to the repatriated earnings. No provision is made for additional taxes on undistributed earnings of foreign affiliates that are intended and planned to be indefinitely invested in the affiliate. We intend to, and have plans to, reinvest these earnings indefinitely in our foreign subsidiaries to, amongst other things, fund local operations, fund pension and other post retirement obligations and fund capital projects. At September 30, 2012, approximately $1,250 of foreign subsidiary retained earnings was considered indefinitely invested in those businesses. We estimate that the U.S. federal income tax liability that could potentially arise if indefinitely invested retained earnings of foreign subsidiaries were repatriated in full to the U.S. would be significant. While it is not practical to calculate a specific potential U.S. tax exposure due to changing statutory rates in foreign jurisdictions over time, as well as other factors, we estimate the range of potential U.S. tax may be in excess of $150, if all undistributed earnings were repatriated. Applicable U.S. income and foreign withholding taxes would be provided on these earnings in the periods in which they are no longer considered indefinitely reinvested.

Unrecognized tax benefits activity for the years ended September 30, 2012 and 2011 are summarized below:

	2012	2011
Unrecognized tax benefits, beginning of year	$41.2	$48.7
Additions based on current year tax positions and acquisitions	3.3	8.1
Reductions for prior year tax positions	(0.8)	(0.7)
Settlements with taxing authorities/statute expirations	(2.7)	(14.9)
Unrecognized tax benefits, end of year	$41.0	$41.2

Included in the unrecognized tax benefits noted above are $35.5 of uncertain tax positions that would affect the Company’s effective tax rate, if recognized. The Company does not expect any significant increases or decreases to their unrecognized tax benefits within twelve months of this reporting date. In the Consolidated Balance Sheets, unrecognized tax benefits are classified as Other liabilities (non-current) to the extent that payments are not anticipated within one year.

The Company classifies accrued interest and penalties related to unrecognized tax benefits in the income tax provision. The accrued interest and penalties are not included in the table above. The Company accrued approximately $9.0 of interest and $2.8 of penalties at September 30, 2012 and $7.6 of interest and $2.8 of penalties at September 30, 2011. Interest was computed on the difference between the tax position recognized in accordance with GAAP and the amount previously taken or expected to be taken in the Company’s tax returns.

The Company files income tax returns in the U.S. federal jurisdiction, various cities and states, and more than 50 foreign jurisdictions where the Company has operations. U.S. federal income tax returns for tax years ended September 30, 2007 and after remain subject to examination by the Internal Revenue Service. With few exceptions, the Company is no longer subject to state and local income tax examinations for years before September 30, 2003. The status of international income tax examinations varies by jurisdiction. The Company does not anticipate any material adjustments to its financial statements resulting from tax examinations currently in progress.

Earnings Per Share	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share

For each period presented below, basic earnings per share is based on the average number of shares outstanding during the period. Diluted earnings per share is based on the average number of shares used for the basic earnings per share calculation, adjusted for the dilutive effect of stock options and restricted stock equivalents.

The following table sets forth the computation of basic and diluted earnings per share:

(in millions, except per share data)	FOR THE YEARS ENDED SEPTEMBER 30,
	2012	2011	2010
Numerator:
Net earnings for basic and dilutive earnings per share	$408.9	$261.2	$403.0
Denominator:
Weighted-average shares - basic	64.9	69.6	70.0
Effect of dilutive securities:
Stock options	0.2	0.2	0.2
Restricted stock equivalents	0.6	0.5	0.3
Total dilutive securities	0.8	0.7	0.5
Weighted-average shares - diluted	65.7	70.3	70.5
Basic net earnings per share	$6.30	$3.75	$5.76
Diluted net earnings per share	$6.22	$3.72	$5.72

At September 30, 2012, approximately 0.4 of the Company’s outstanding restricted stock equivalents and stock options were not included in the diluted net earnings per share calculation because to do so would have been anti-dilutive. In the event the potentially dilutive securities are anti-dilutive on net earnings per share (i.e., have the effect of increasing earnings per share), the impact of the potentially dilutive securities is not included in the computation. There were approximately 0.7 and 1.2 anti-dilutive securities at September 30, 2011 and 2010, respectively, which were not included in the diluted net earnings per share calculations for the reason noted above.

Share-Based Payments	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Share-Based Payments

The Company's Incentive Stock Plan was initially adopted by the Board of Directors in March 2000 and approved by shareholders at the 2001 Annual Meeting of Shareholders. This plan was superseded in January 2009 as the Board of Directors approved a new plan, which was approved by shareholders at the 2009 Annual Meeting of Shareholders (the "2009 Plan"). New awards granted after January 2009 are issued under the 2009 Plan. Under the 2009 Plan, awards of restricted stock, restricted stock equivalents or options to purchase the Company's common stock (ENR stock) may be granted to directors, officers and employees. The 2009 Plan was amended and restated by approval of the shareholders at the January 2011 Annual Meeting of Shareholders to set the maximum number of shares authorized for issuance under the plan to 8.0 million. For purposes of determining the number of shares available for future issuance under the 2009 Plan, as amended and restated, awards of restricted stock and restricted stock equivalents reduces the shares available for future issuance by 1.95 for every one share awarded. Options awarded reduces the number of shares available for future issuance on a one-for-one basis. At September 30, 2012, 2011, and 2010 there were 3.3 million, 4.6 million and 2.0 million shares, respectively, available for future awards under the 2009 Plan, as amended and restated. Since the original plan has been superseded, no further shares under this original plan were available for future awards after the adoption of the 2009 plan, as amended and restated.

Options are granted at the market price on the grant date and generally have vested ratably over three to seven years. These awards typically have a maximum term of 10 years. Restricted stock and restricted stock equivalent awards may also be granted. Option shares and prices, and restricted stock and stock equivalent awards, are adjusted in conjunction with stock splits and other recapitalizations so that the holder is in the same economic position before and after these equity transactions.

Through December 31, 2012, the Company permits employee deferrals of bonus and, in the past, permitted deferrals of retainers and fees for directors, under the terms of its Deferred Compensation Plan. Under this plan, employees or directors, that defer amounts into the Energizer Common Stock Unit Fund are credited with a number of stock equivalents based on the estimated fair value of ENR stock at the time of deferral. In addition, the participants are credited with an additional number of stock equivalents, equal to 25% for employees and 33 1/3% for directors, of the amount deferred. This additional match vested immediately for directors and vests three years from the date of initial crediting for employees. Effective January 1, 2011, the 33 1/3% match for directors was eliminated for future deferrals. Effective January 1, 2013, future deferrals of compensation will no longer be permitted, thus eliminating the 25% Company match for employees as well. Amounts deferred into the Energizer Common Stock Unit Fund, and vested matching deferrals, may be transferred to other investment options offered under the plan after specified restriction periods. At the time of termination of employment, or for directors, at the time of termination of service on the Board, or at such other time for distribution, which may be elected in advance by the participant, the number of equivalents then vested and credited to the participant's account is determined and an amount in cash equal to the estimated fair value of an equivalent number of shares of ENR stock is paid to the participant. This plan is reflected in Other liabilities on the Consolidated Balance Sheets.

The Company uses the straight-line method of recognizing compensation cost. Total compensation cost charged against income for the Company’s share-based compensation arrangements was $44.9, $37.3, and $28.2 for the years ended September 30, 2012, 2011 and 2010, respectively, and was recorded in SG&A expense. The total income tax benefit recognized in the Consolidated Statements of Earnings and Comprehensive Income for share-based compensation arrangements was $16.8, $13.9, and $10.2 for the years ended September 30, 2012, 2011 and 2010, respectively. Restricted stock issuance and shares issued for stock option exercises under the Company’s share-based compensation program are generally issued from treasury shares.

Options

In October 2009, the Company granted non-qualified stock options to purchase 266,750 shares of ENR stock to certain executives and employees of the Company. Total options of approximately 215,500 vested on the third anniversary of the date of the grant. The options remain exercisable for 10 years from the date of grant. However, this term may be reduced under certain circumstances including the recipient’s termination of employment.

As of September 30, 2012, the aggregate intrinsic value of stock options outstanding and stock options exercisable was $14.8 and $12.8 respectively. The aggregate intrinsic value of stock options exercised for the years ended September 30, 2012, 2011 and 2010 was $3.4, $8.3, and $21.1, respectively. When valuing new grants, Energizer uses an implied volatility, which reflects the expected volatility for a period equal to the expected life of the option. No new option awards were granted in the fiscal years ended September 30, 2012 and 2011.

As of September 30, 2012, there are no unrecognized compensation costs related to stock options granted. For outstanding nonqualified stock options, the weighted-average remaining contractual life is 3.4 years.

The following table summarizes nonqualified ENR stock option activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Exercise Price
Outstanding on October 1, 2011	0.77	$50.36
Canceled	(0.04)	64.03
Exercised	(0.09)	35.99
Outstanding on September 30, 2012	0.64	$51.59
Exercisable on September 30, 2012	0.42	$44.48

Restricted Stock Equivalents (RSE)

In October 2007, the Company granted RSE awards to certain employees which included approximately 234,800 shares, of which 210,000 vested and granted an additional 11,000 shares, all of which fully vested. At the same time, the Company granted RSE awards to senior executives totaling approximately 268,700 shares which vested as follows: 1) 25% of the total restricted stock equivalents granted, or 67,000 net of forfeitures, vested on the third anniversary of the date of grant; 2) the remainder of the RSE did not vest because the Company performance target was not achieved.

In October 2008, the Company granted RSE awards to certain employees which included approximately 265,200 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted RSE awards to senior executives totaling approximately 374,600 which vested as follows: 1) 25% of the total restricted stock equivalents granted, or 91,900, net of forfeitures, vested on the third anniversary of the date of grant; 2) the remainder of the RSE did not vest because the Company performance target was not achieved.

In February 2009, the Company granted RSE awards to senior executives totaling approximately 296,000 shares. These awards were granted in lieu of (i) each executive’s continued participation in the 2009 annual cash bonus program, (ii) his or her right to receive accruals under the Company’s Supplemental Executive Retirement Plan (an excess pension plan) for calendar year 2009, and (iii) his or her right to receive Company matching accruals under the Company’s Executive Savings Investment Plan (an excess 401(k) plan) for the 2009 calendar year. Vesting of the equivalents occurred on November 16, 2009, and the number of shares vested, which was 142,466, was determined based on achievement of individual and Company performance targets for the period from October 1, 2008 through September 30, 2009. The total award which vested was amortized over the vesting period.

In October 2009, the Company granted RSE awards to certain employees which included approximately 266,300 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to senior executives totaling approximately 485,600 shares which vested as follows: 1) 30% of the total restricted stock equivalents granted, or approximately 130,000, net of forfeitures, vested on the third anniversary of the date of grant; 2) approximately 201,700 shares vested on November 8, 2012 based on the Company’s compound annual growth rate for earnings per share as defined in the incentive plan (EPS CAGR) for the three year period ended on September 30, 2012. Under the terms of the performance award, 66.7% of the performance grant vested based on a 9.33% three year EPS CAGR.

In October 2010, the Company granted RSE awards to certain employees which included approximately 313,300 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to key executives. One grant includes approximately 86,700 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control. The second grant includes approximately 202,300 shares which vests on the date that the Company publicly releases its earnings for its 2013 fiscal year contingent upon the Company’s EPS CAGR for the three year period ending on September 30, 2013. Under the terms of the award, 100% of the grant vests if an EPS CAGR of at least 12% is achieved, with smaller percentages vesting if the Company achieves an EPS CAGR between 5% and 12%. In addition, the terms of the performance awards provide that the awards vest upon death, disability and in some instances upon change of control. The total performance award expected to vest is being amortized over the vesting period.

In November 2010, the Company granted two RSE awards to executive officers. One grant includes approximately 47,900 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control. The second grant includes approximately 111,700 shares which vests on the date that the Company publicly releases its earnings for its 2013 fiscal year contingent upon the Company’s EPS CAGR for the three year period ending on September 30, 2013. Under the terms of the award, 100% of the grant vests if an EPS CAGR of at least 12% is achieved, with smaller percentages vesting if the Company achieves an EPS CAGR between 5% and 12%. In addition, the terms of the performance awards provide that the awards vest upon death, disability and in some instances upon change of control. The total performance award expected to vest is being amortized over the vesting period.

In November 2011, the Company granted RSE awards to certain employees which included approximately 310,000 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to key executives. One grant includes approximately 130,700 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control. The second grant includes approximately 305,000 shares which vests on the date that the Company publicly releases its earnings for its 2014 fiscal year contingent upon the Company’s EPS CAGR for the three year period ending on September 30, 2014. Under the terms of the award, 100% of the grant vests if an EPS CAGR of at least 12% is achieved, with smaller percentages vesting if the Company achieves an EPS CAGR between 5% and 12%. In addition, the terms of the performance awards provide that the awards vest upon death, disability and in some instances upon change of control. The total performance award expected to vest is being amortized over the vesting period.

The Company records estimated expense for the performance based grants based on target achievement for the three year period for each respective program unless evidence exists that a different ultimate EPS CAGR is likely to occur. The estimated fair value of the award is determined using the closing share price of the Company's common stock on the date of the grant.

The following table summarizes RSE activity during the current year (shares in millions):

	Shares	Weighted-Average Grant Date Estimated Fair Value
Nonvested RSE at October 1, 2011	1.98	$69.86
Granted	0.76	70.26
Vested	(0.45)	68.13
Canceled	(0.33)	69.12
Nonvested RSE at September 30, 2012	1.96	$70.38

As of September 30, 2012, there was an estimated $48.4 of total unrecognized compensation costs related to RSE granted to date, which will be recognized over a weighted-average period of approximately 1.3 years. The amount recognized may vary as vesting for a portion of the awards depends on the achievement of the established EPS CAGR targets. The weighted-average estimated fair value for RSE granted in fiscal 2012, 2011 and 2010 was $70.3, $74.9, and $65.6, respectively. The estimated fair value of RSE vested in fiscal 2012, 2011 and 2010 was $29.3, $25.3, and $25.8, respectively.

Pension Plans and Other Postretirement Benefits	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension Plans and Other Postretirement Benefits

The Company has several defined benefit pension plans covering substantially all of its employees in the U.S. and certain employees in other countries. The plans provide retirement benefits based, in certain circumstances, on years of service and on earnings.
In November 2012, which is the first fiscal quarter of 2013, the Company approved and communicated changes to its U.S. pension plan, which is the most significant of the Company's pension obligations. Effective January 1, 2014, the pension benefit earned to date by active participants under the legacy Energizer U.S. pension plan will be frozen and future service benefits will no longer be accrued under this retirement program. It is expected that the Company will provide an enhanced defined contribution benefit in conjunction with this action, but this change is expected to result in an overall reduction in the costs of retirement service benefits for U.S. colleagues. We expect to recognize a curtailment gain in pre-tax earnings of between $30 to $40 in the first fiscal quarter of 2013 as a result of this plan change. This estimate may vary from the actual curtailment gain recorded due primarily to changes in market interest rates and other factors.
The Company also sponsors or participates in a number of other non-U.S. pension arrangements, including various retirement and termination benefit plans, some of which are required by local law or coordinated with government-sponsored plans, which are not significant in the aggregate and, therefore, are not included in the information presented in the following tables.

The Company currently provides other postretirement benefits, consisting of health care and life insurance benefits for certain groups of retired employees. Certain retirees are eligible for a fixed subsidy, provided by the Company, toward their total cost of health care benefits. Retiree contributions for health care benefits are adjusted periodically to cover the entire increase in total plan costs. Cost trend rates no longer materially impact the Company’s future cost of the plan due to the fixed nature of the subsidy.

The following tables present the benefit obligation, plan assets and funded status of the plans:

	September 30,
	Pension		Postretirement
	2012	2011	2012	2011
Change in Projected Benefit Obligation
Benefit obligation at beginning of year	$1,261.5	$1,046.9	$50.5	$44.4
Service cost	26.7	28.9	0.5	0.5
Interest cost	55.8	55.9	2.3	2.7
Plan participants' contributions	0.4	1.1	5.6	5.0
Actuarial loss/(gain)	124.1	15.0	(2.9)	(7.1)
Benefits paid, net	(71.7)	(78.1)	(8.1)	(7.3)
Plan amendments	—	—	(8.9)	—
Special termination benefits	—	9.6	—	—
Net transfer primarily due to acquisition	—	177.7	—	12.5
Foreign currency exchange rate changes	0.1	4.5	0.7	(0.2)
Projected Benefit Obligation at end of year	$1,396.9	$1,261.5	$39.7	$50.5
Change in Plan Assets
Estimated fair value of plan assets at beginning of year	$815.0	$752.8	$0.7	$1.0
Net transfer primarily due to acquisition	—	72.5	—	—
Actual return on plan assets	125.9	12.3	—	—
Company contributions	63.2	52.7	2.2	2.0
Plan participants' contributions	0.4	1.1	5.6	5.0
Benefits paid	(71.7)	(78.1)	(8.1)	(7.3)
Foreign currency exchange rate changes	4.4	1.7	—	—
Estimated fair value of plan assets at end of year	$937.2	$815.0	$0.4	$0.7
Funded status at end of year	$(459.7)	$(446.5)	$(39.3)	$(49.8)

The following table presents the amounts recognized in the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity.

	September 30,
	Pension		Postretirement
	2012	2011	2012	2011
Amounts Recognized in the Consolidated Balance Sheets
Noncurrent assets	$3.8	$1.2	$—	$—
Current liabilities	(7.9)	(7.0)	(2.4)	(2.6)
Noncurrent liabilities	(455.6)	(440.7)	(36.9)	(47.2)
Net amount recognized	$(459.7)	$(446.5)	$(39.3)	$(49.8)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	$411.4	$371.2	$(24.9)	$(24.1)
Prior service credit	(37.1)	(42.7)	(26.5)	(20.3)
Transition obligation	—	0.1	—	—
Net amount recognized, pre-tax	$374.3	$328.6	$(51.4)	$(44.4)

Changes recognized in other comprehensive income for the year ended September 30, 2012 are as follows:

	Pension	Postretirement
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Prior service cost from plan recent amendment	$—	$(8.9)
Net loss arising during the year	61.1	(2.8)
Effect of exchange rates	1.4	(0.1)
Amounts recognized as a component of net periodic benefit cost
Amortization or curtailment recognition of prior service credit	5.5	2.7
Amortization or settlement recognition of net loss/gain	(22.3)	2.1
Total recognized in other comprehensive income	$45.7	$(7.0)

The Company expects to contribute $58.6 to its pension plans and $2.8 to its postretirement plans in fiscal 2013.

The Company’s expected future benefit payments are as follows:

For The Years Ending September 30,
	Pension	Postretirement
2013	$75.1	$2.8
2014	$77.2	$2.7
2015	$82.7	$2.6
2016	$84.2	$2.6
2017	$84.6	$2.4
2018 to 2022	$442.8	$10.8

The accumulated benefit obligation for defined benefit pension plans was $1,365.3 and $1,235.3 at September 30, 2012 and 2011, respectively. The following table shows pension plans with an accumulated benefit obligation in excess of plan assets at the dates indicated.

	September 30,
	2012	2011
Projected benefit obligation	$1,270.1	$1,158.9
Accumulated benefit obligation	$1,254.0	$1,146.3
Estimated fair value of plan assets	$810.0	$711.3

Pension plan assets in the U.S. plan represent 81% of assets in all of the Company’s defined benefit pension plans. Investment policy for the U.S. plan includes a mandate to diversify assets and invest in a variety of asset classes to achieve that goal. The U.S. plan's assets are currently invested in several funds representing most standard equity and debt security classes. The broad target allocations are: (a) equities, including U.S. and foreign: 61%, (b) debt securities, U.S. bonds: 38% and (c) other: 1%. Actual allocations at September 30, 2012 approximated these targets. The U.S. plan held no shares of ENR stock at September 30, 2012. Investment objectives are similar for non-U.S. pension arrangements, subject to local regulations.

The following table presents pension and postretirement expense:

	FOR THE YEARS ENDED SEPTEMBER 30,
	Pension			Postretirement
	2012	2011	2010	2012	2011	2010
Service cost	$26.7	$28.9	$32.7	$0.5	$0.5	$0.5
Interest cost	55.8	55.9	50.2	2.3	2.7	2.5
Expected return on plan assets	(63.0)	(63.3)	(62.1)	—	—	(0.1)
Amortization of unrecognized prior service cost	(5.5)	(5.6)	(6.1)	(2.6)	(2.7)	(2.7)
Amortization of unrecognized transition asset	—	0.2	0.2	—	—	—
Recognized net actuarial loss/(gain)	20.3	14.5	7.7	(2.1)	(1.3)	(1.5)
Curtailment loss recognized	—	0.9	—	—	—	—
Special termination benefits recognized	—	9.6	—	—	—	—
Settlement loss recognized	2.0	5.2	—	—	—	—
Net periodic benefit cost	$36.3	$46.3	$22.6	$(1.9)	$(0.8)	$(1.3)

Amounts expected to be amortized from accumulated other comprehensive loss into net period benefit cost during the year ending September 30, 2013, are as follows:

	Pension	Postretirement
Net actuarial (loss)/gain	$(29.7)	$2.0
Prior service credit	$5.5	$3.5

The following table presents assumptions, which reflect weighted-averages for the component plans, used in determining the above information:

	September 30,
	Pension		Postretirement
	2012	2011	2012	2011
Plan obligations:
Discount rate	3.6%	4.6%	3.9%	4.8%
Compensation increase rate	2.5%	2.7%	N/A	N/A
Net periodic benefit cost:
Discount rate	4.6%	4.7%	4.8%	5.1%
Expected long-term rate of return on plan assets	7.3%	7.3%	3.0%	3.2%
Compensation increase rate	2.7%	3.4%	N/A	N/A

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the target allocations described above. Specifically, the expected return on equities (U.S. and foreign combined) is 7.19%, and the expected return on debt securities (including higher-quality and lower-quality bonds) is 3.43%.

The following table sets forth the estimated fair value of the Company’s pension assets as of September 30, 2012 and 2011 segregated by level within the estimated fair value hierarchy. Refer to Note 13 of the Notes to Consolidated Financial Statements for further discussion on the estimated fair value hierarchy and estimated fair value principles.

	2012 Pension Assets
ASSETS AT ESTIMATED FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$259.1	$51.9	$311.0
International Equity	15.3	248.3	263.6
DEBT
U.S. Gov't	—	294.8	294.8
Other Gov't	—	8.8	8.8
Corporate	—	49.2	49.2
CASH & CASH EQUIVALENTS	1.3	—	1.3
OTHER	—	8.5	8.5
TOTAL	$275.7	$661.5	$937.2

	2011 Pension Assets
ASSETS AT ESTIMATED FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$168.1	$109.9	$278.0
International Equity	41.7	134.2	175.9
DEBT
U.S. Gov't	—	230.4	230.4
Other Gov't	—	29.5	29.5
Corporate	—	61.2	61.2
CASH & CASH EQUIVALENTS	8.2	22.3	30.5
OTHER	—	9.5	9.5
TOTAL	$218.0	$597.0	$815.0

In addition to the pension plan assets detailed above, the Company had $0.4 and $0.7 of postretirement assets, which were classified as Level 1 at both periods presented.

There were no Level 3 pension and other postretirement plan assets at September 30, 2012 and 2011.

Our investment objective for defined benefit retirement plan assets is to satisfy the current and future pension benefit obligations. The investment philosophy is to achieve this objective through diversification of the retirement plan assets. The goal is to earn a suitable return with an appropriate level of risk while maintaining adequate liquidity to distribute benefit payments. The diversified asset allocation includes equity positions, as well as a fixed income investments. The increased volatility associated with equities is offset with higher expected returns, while the long duration fixed income investments help dampen the volatility of the overall portfolio. Risk exposure is controlled by rebalancing the retirement plan assets back to target allocations, as needed. Investment firms managing retirement plan assets carry out investment policy within their stated guidelines. Investment performance is monitored against benchmark indices, which reflect the policy and target allocation of the retirement plan assets.

Defined Contribution Plan	12 Months Ended
Sep. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Defined Contribution Plan [Text Block]
Defined Contribution Plan

The Company sponsors a defined contribution plan, which extends participation eligibility to substantially all U.S. employees, other than legacy ASR employees. The Company matches 50% of participant’s before-tax contributions up to 6% of eligible compensation. Amounts charged to expense during fiscal 2012, 2011, and 2010 were $9.3, $9.2, and $8.0, respectively, and are reflected in SG&A and Cost of products sold in the Consolidated Statements of Earnings, and Comprehensive Income. The fiscal 2012 and 2011 expense amounts include $0.9 related to the matching components of two legacy ASR plans. These plans were part of the ASR acquisition that occurred in early fiscal 2011.

Debt	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Debt

Notes payable at September 30, 2012 and 2011 consisted of notes payable to financial institutions with original maturities of less than one year of $162.4 and $56.0, respectively, and had a weighted-average interest rate of 2.2% and 3.1%, respectively.

The detail of long-term debt at September 30 for the year indicated is as follows:

	2012	2011
Private Placement, fixed interest rates ranging from 4.3% to 6.6%, due 2013 to 2017	$1,165.0	$1,265.0
Senior Notes, fixed interest rate of 4.7%, due 2021	600.0	600.0
Senior Notes, fixed interest rate of 4.7%, due 2022, net of discount	498.6	—
Term Loan, variable interest at LIBOR +63 basis points, or 0.9%, due December 2012	106.5	447.5
Total long-term debt, including current maturities	2,370.1	2,312.5
Less current portion	231.5	106.0
Total long-term debt	$2,138.6	$2,206.5

The Company’s total borrowings were $2,532.5 at September 30, 2012, including $268.9 tied to variable interest rates, of which $100 is hedged via the interest rate swap discussed below. The Company maintains total debt facilities of $2,982.5. The Company's Amended and Restated Revolving Credit Agreement, which matures in 2016, currently provides for revolving credit loans and the issuance of letters of credit in an aggregate amount of up to $450. We have no outstanding borrowings under our revolving credit facility, and $438.9 remains available as of September 30, 2012, including $11.1 of outstanding letters of credit.

Under the terms of the Company’s credit agreements, the ratio of the Company’s indebtedness to its earnings before interest taxes depreciation and amortization (EBITDA), as defined in the agreements and detailed below, cannot be greater than 4.00 to 1, and may not remain above 3.50 to 1 for more than four consecutive quarters. If and so long as the ratio is above 3.50 to 1 for any period, the Company is required to pay additional interest expense for the period in which the ratio exceeds 3.50 to 1. The interest rate margin and certain fees vary depending on the indebtedness to EBITDA ratio. Under the Company’s private placement note agreements, indebtedness to EBITDA may not be greater than 4.00 to 1; if the ratio is above 3.50 to 1, for any quarter, the Company is required to pay additional interest on the private placement notes of 0.75% per annum for each quarter until the ratio is reduced to not more than 3.50 to 1. In addition, under the credit agreements, the ratio of its current year earnings before interest and taxes (EBIT), as defined in the agreements, to total interest expense must exceed 3.00 to 1. The Company’s ratio of indebtedness to its EBITDA was 2.64 to 1, and the ratio of its EBIT to total interest expense was 5.86 to 1, as of September 30, 2012. These ratios are impacted by pre-tax cash charges associated with restructuring activities as such charges reduce both EBITDA and EBIT as defined in the agreements. The ratios at September 30, 2012 did not include material restructuring charges. However, these ratios will be negatively impacted in the next two fiscal years as we execute our recently announced restructuring plan in fiscal 2013 and 2014. In addition to the financial covenants described above, the credit agreements and the note purchase agreements contain customary representations and affirmative and negative covenants, including limitations on liens, sales of assets, subsidiary indebtedness, mergers and similar transactions, changes in the nature of the business of the Company and transactions with affiliates. If the Company fails to comply with the financial covenants referred to above or with other requirements of the credit agreements or private placement note agreements, the lenders would have the right to accelerate the maturity of the debt. Acceleration under one of these facilities would trigger cross defaults on other borrowings.

Under the credit agreements, EBITDA is defined as net earnings, as adjusted to add-back interest expense, income taxes, depreciation and amortization, all of which are determined in accordance with GAAP. In addition, the credit agreement allows certain non-cash charges such as stock award amortization and asset write-offs or impairments to be “added-back” in determining EBITDA for purposes of the indebtedness ratio. However, unusual gains, such as those resulting from the sale of certain assets, would be excluded from the calculation of EBITDA. Severance and other cash charges incurred as a result of restructuring and realignment activities as well as expenses incurred in acquisition integration activities are included as reductions in EBITDA for calculation of the indebtedness ratio. In the event of an acquisition, EBITDA is calculated on a pro forma basis to include the trailing twelve-month EBITDA of the acquired company or brands. Total debt is calculated in accordance with GAAP, but excludes outstanding borrowings under the receivable securitization program. EBIT is calculated in a fashion identical to EBITDA except that depreciation and amortization are not “added-back”. Total interest expense is calculated in accordance with GAAP.

The counterparties to long-term committed borrowings consist of a number of major financial institutions. The Company consistently monitors positions with, and credit ratings of, counterparties both internally and by using outside ratings agencies.

Advances under the Company's existing receivables securitization program, as amended, which may not exceed $200, are not considered debt for purposes of the Company’s debt compliance covenants. At September 30, 2012 and 2011, $140.0 and $35.0, respectively, was outstanding under this facility.

On May 24, 2012, the Company issued $500.0 aggregate principal amount of 4.70% senior notes due in May 2022 with interest payable semi-annually in May and November (the "2012 Notes"). The net proceeds of $495 were used to repay existing indebtedness including approximately $335 of our term loan, which matures in December 2012, $100 of private placement notes, which matured in June 2012, and a portion of our outstanding balance under our receivables securitization program. The 2012 Notes contain the same provisions as the senior notes issued in 2011 and described below.

At this time, the Company has a remaining term loan outstanding of $106.5, which will mature in December 2012. We expect to fund this repayment with available cash and other borrowing capacity.

As a result of the permanent repayment of $335 of our existing term loan, the Company terminated a then-existing interest rate swap agreement, which previously hedged our interest rate exposure on $200 of our then-existing term loan balance. The interest rate swap agreement was terminated following repayment of the debt associated with the interest rate swap derivative. A charge of $1.7 is included in interest expense in the third fiscal quarter related to the early termination of this hedging instrument. The Company remains a party to an interest rate swap agreement with one major financial institution that fixes the variable benchmark component (LIBOR) of the Company’s interest rate on $100 of the Company’s remaining variable rate term loan debt through December 2012 at an interest rate of 1.9%.

On May 19, 2011, the Company issued $600.0 aggregate principal amount of senior, unsecured notes with interest paid semi-annually in May and November at an annual fixed interest rate of 4.70% (the "2011 Notes"). The 2011 Notes mature in May 2021, and are guaranteed by all of our existing and future subsidiaries that are guarantors under any of our credit agreements or other indebtedness, and such subsidiaries will remain guarantors of the 2011 Notes for as long as they remain a guarantor on other indebtedness. The 2011 Notes are redeemable at our option from time to time in accordance with the optional redemption provisions of the notes, including potential make-whole premiums. In addition, upon the occurrence of a change in control, the holders of the 2011 Notes have the right to require the Company to repurchase all or a portion of the notes at a specified redemption price. The 2011 Notes also contain certain limitations regarding the merger, consolidation or sale of the Company's assets.

Aggregate maturities of long-term debt, including current maturities, at September 30, 2012 are as follows for the fiscal years’ noted: $231.5 in 2013, $140.0 in 2014, $230.0 in 2015, $210.0 in 2016, $150.0 in 2017 and $1,410.0 thereafter. At this time, the Company intends to repay only scheduled debt maturities over the course of the next fiscal year with the intent to preserve committed liquidity.

Preferred Stock	12 Months Ended
Sep. 30, 2012
Class of Stock Disclosures [Abstract]
Preferred Stock [Text Block]
Preferred Stock

The Company’s Articles of Incorporation authorize the Company to issue up to 10 million shares of $0.01 par value of preferred stock. During the three years ended September 30, 2012, there were no shares of preferred stock outstanding.

Shareholders' Equity	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Shareholders’ Equity

At September 30, 2012, there were 300 million shares of ENR stock authorized, of which approximately 0.8 million shares were reserved for issuance under the 2000 Incentive Stock Plan and 2.1 million shares were reserved for issuance under the 2009 Incentive Stock Plan.

Beginning in September 2000, the Company’s Board of Directors has approved a series of resolutions authorizing the repurchase of shares of Energizer common stock, with no commitments by the Company to repurchase such shares. On April 30, 2012, the Board of Directors approved the repurchase of up to ten million shares. This authorization replaces a prior stock repurchase authorization, which was approved in July 2006. In fiscal 2012, the Company repurchased 5.9 million shares of the Company's common stock, exclusive of a small number of shares related to the net settlement of certain stock awards for tax withholding purposes, for a total cost of approximately $418. All the shares were purchased in the open market and approximately 2 million were repurchased under the prior Board authorization and approximately 4 million were repurchased under the new Board resolution. At September 30, 2012, the Company has approximately 6 million shares remaining on the April 2012 Board authorization to repurchase its common stock in the future.

On July 30, 2012, the Company announced that its Board of Directors declared the payment of its first quarterly dividend of $0.40 per share of common stock, which was paid on September 13, 2012. The dividend paid totaled $24.9.

On November 5, 2012, the Company's Board of Directors declared a dividend for the first quarter of fiscal 2013 of $0.40 per share of Common Stock, payable December 12, 2012.

Financial Instruments and Risk Management	12 Months Ended
Sep. 30, 2012
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management Disclosure [Text Block]
(13) Financial Instruments and Risk Management

The market risk inherent in the Company’s financial instruments and positions represents the potential loss arising from adverse changes in currency rates, commodity prices, interest rates and the Company’s stock price. Company policy allows derivatives to be used only for identifiable exposures and, therefore, the Company does not enter into hedges for trading purposes where the sole objective is to generate profits.

Concentration of Credit Risk The counterparties to derivative contracts consist of a number of major financial institutions and are generally institutions with which the Company maintains lines of credit. The Company does not enter into derivative contracts through brokers nor does it trade derivative contracts on any other exchange or over-the-counter markets. Risk of currency positions and mark-to-market valuation of positions are strictly monitored at all times.

The Company continually monitors positions with, and credit ratings of, counterparties both internally and by using outside rating agencies. The Company has implemented policies that limit the amount of agreements it enters into with any one party. While nonperformance by these counterparties exposes the Company to potential credit losses, such losses are not anticipated.

The Company sells to a large number of customers primarily in the retail trade, including those in mass merchandising, drugstore, supermarket and other channels of distribution throughout the world. Wal-Mart Stores, Inc. and its subsidiaries accounted for 20.3%, 19.5% and 20.1% of total net sales in fiscal 2012, 2011 and 2010, respectively, primarily in North America. The Company performs ongoing evaluations of its customers' financial condition and creditworthiness, but does not generally require collateral. The Company’s largest customer had obligations to the Company with a carrying value of $120.9 at September 30, 2012. While the competitiveness of the retail industry presents an inherent uncertainty, the Company does not believe a significant risk of loss from a concentration of credit risk exists with respect to accounts receivable.

In the ordinary course of business, the Company enters into contractual arrangements (derivatives) to reduce its exposure to foreign currency, interest rate and commodity price risks. The section below outlines the types of derivatives that existed at September 30, 2012 and 2011 as well as the Company’s objectives and strategies for holding these derivative instruments.

Commodity Price Risk The Company uses raw materials that are subject to price volatility. At times, The Company has used, and may in the future use, hedging instruments to reduce exposure to variability in cash flows associated with future purchases of certain materials and commodities.

In September 2012, the Company discontinued hedge accounting treatment for its existing zinc contracts. These contracts no longer meet the accounting requirements for classification as cash flow hedges because of an ineffective correlation to the underlying zinc exposure being hedged. The zinc forward hedges were designed to offset movement in our purchased zinc supplies, which include indium and certain conversion components.  These two ancillary components of the Company's purchased zinc supplies have been highly volatile, and have negatively impacted the correlation between the zinc hedging contracts and the change in the cost of our zinc supplies. Due to this volatility, the zinc forward contracts do not meet the effectiveness requirements for treatment as cash flow hedges under the accounting guidelines.

The pre-tax gain recognized on these zinc contracts that were no longer considered cash flow hedges was $1.6 at September 30, 2012 and was included in other financing in the Consolidated Statement of Earnings and Comprehensive Income.

Contract maturities for these hedges extend into 2014. There were 17 open contracts at September 30, 2012 with a total notional value of approximately $31.

Foreign Currency Risk A significant portion of the Company’s product cost is more closely tied to the U.S. dollar than to the local currencies in which the product is sold. As such, a weakening of currencies relative to the U.S. dollar, results in margin declines unless mitigated through pricing actions, which are not always available due to the competitive environment. Conversely, a strengthening in currencies relative to the U.S. dollar, and to a lesser extent, the Euro can improve margins. As a result, the Company has entered into a series of forward currency contracts to hedge the cash flow uncertainty of forecasted inventory purchases due to short term currency fluctuations. The Company’s primary foreign affiliates, which are exposed to U.S. dollar purchases, have the Euro, the Japanese yen, the British pound, the Canadian dollar and the Australian dollar as their local currencies. At September 30, 2012 and 2011, the Company had an unrealized pre-tax loss on these forward currency contracts accounted for as cash flow hedges of $5.9 and an unrealized pre-tax gain of $3.3, respectively, included in Accumulated other comprehensive loss on the Consolidated Balance Sheets. Assuming foreign exchange rates versus the U.S. dollar remain at September 30, 2012 levels, over the next twelve months, approximately $5.3 of the pre-tax loss included in Accumulated other comprehensive loss will be included in earnings. Contract maturities for these hedges extend into fiscal year 2014. There were 61 open contracts at September 30, 2012 with a total notional value of approximately $359.

Interest Rate Risk The Company has interest rate risk with respect to interest expense on variable rate debt. At September 30, 2012, the Company has a remaining term loan outstanding of $106.5, which will mature in December 2012. As a result of the permanent repayment of $335 of our existing term loan, the Company terminated a then-existing interest rate swap agreement, which previously hedged our interest rate exposure on $200 of our then-existing term loan balance. A charge of $1.7 is included in interest expense in the third fiscal quarter related to the early termination of this hedging instrument. The Company remains party to an interest rate swap agreement with one major financial institution that fixes the variable benchmark component (LIBOR) of the Company’s interest rate on $100.0 of the Company’s remaining variable rate term loan debt through December 2012. At September 30, 2012 and 2011, respectively, the Company had an unrealized pre-tax loss on these interest rate swap agreements of $0.3 and $4.7 included in Accumulated other comprehensive loss on the Consolidated Balance Sheets. Over the next three months the interest rate swap agreement will be fully settled and the total $0.3 pre-tax loss included in Accumulated other comprehensive loss is expected to be included in earnings.

Cash Flow Hedges The Company maintains a number of cash flow hedging programs, as discussed above, to reduce risks related to foreign currency and interest rate risk. Each of these derivative instruments have a high correlation to the underlying exposure being hedged and have been deemed highly effective for accounting purposes in offsetting the associated risk.

Derivatives not Designated in Hedging Relationships The Company holds a share option with a major financial institution to mitigate the impact of changes in certain of the Company’s deferred compensation liabilities, which are tied to the Company’s common stock price. Period activity related to the share option is classified in the same category in the cash flow statement as the period activity associated with the Company’s deferred compensation liability, which was cash flow from operations.

In addition, the Company enters into foreign currency derivative contracts which are not designated as cash flow hedges for accounting purposes to hedge existing balance sheet exposures. Any losses on these contracts would be offset by exchange gains on the underlying exposures; thus, they are not subject to significant market risk.

The following table provides estimated fair values as of September 30, 2012 and 2011, and the amounts of gains and losses on derivative instruments classified as cash flow hedges as of and for the twelve months ended September 30, 2012 and 2011, respectively.

	At September 30, 2012	For The Year Ended September 30, 2012
Derivatives designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset(Liability) (1) (2)	Gain/(Loss) Recognized in OCI(3)	Gain/(Loss) Reclassified From OCI into Income (Effective Portion) (4) (5)
Foreign currency contracts	$(5.9)	$(10.0)	$(0.8)
Commodity contracts	—	—	(6.0)
Interest rate contracts	(0.3)	2.7	(1.7)
Total	$(6.2)	$(7.3)	$(8.5)

	At September 30, 2011	For The Year Ended September 30, 2011
Derivatives designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset(Liability) (1) (2)	Gain/(Loss) Recognized in OCI(3)	Gain/(Loss) Reclassified From OCI into Income (Effective Portion) (4) (5)
Foreign currency contracts	$3.3	$(4.5)	$(24.6)
Commodity contracts	(6.2)	(5.2)	1.0
Interest rate contracts	(4.7)	3.1	—
Total	$(7.6)	$(6.6)	$(23.6)

(1)	All derivative assets are presented in other current assets or other assets.

(2)	All derivative liabilities are presented in other current liabilities or other liabilities.

(3)	OCI is defined as other comprehensive income.

(4)	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts and ineffective commodity contract in other financing, effective commodity contracts in Cost of products sold.

(5)
Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion for foreign currency and interest rate contracts recognized in income was insignificant to the twelve months ended September 30, 2012. In September 2012, the Company discontinued hedge accounting treatment for its zinc contracts as the contracts no longer correlated to the underlying zinc exposure being hedged. Included within the net loss above is a $1.6 gain for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012. This gain has been included in the table below for derivatives not designated as cash flow hedges.

The following table provides estimated fair values as of September 30, 2012 and 2011, and the amounts of gains and losses on derivative instruments not classified as cash flow hedges as of and for the twelve months ended September 30, 2012 and 2011, respectively.

	At September 30, 2012	For The Year Ended September 30, 2012
Derivatives not designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset (Liability)	Gain/(Loss) Recognized in Income (1)
Share option	$2.5	$6.1
Commodity contracts (2)	1.6	1.6
Foreign currency contracts	(0.7)	(1.9)
Total	$3.4	$5.8

	At September 30, 2011	For The Year Ended September 30, 2011
Derivatives not designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset (Liability)	Gain/(Loss) Recognized in Income (1)
Share option	$(3.4)	$(0.6)
Foreign currency contracts	0.4	4.5
Total	$(3.0)	$3.9

(1) Gain/(Loss) recognized in Income was recorded as follows: Share option in Selling, general and administrative expense and foreign currency and commodity contracts in other financing.
(2) In September 2012, the Company discontinued hedge accounting treatment for its existing zinc contracts. These contracts no longer meet the accounting requirements for classification as cash flow hedges because of an ineffective correlation to the underlying zinc exposure being hedged. Included in the table above is a gain of $1.6 for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012.

Fair Value Hierarchy Accounting guidance on fair value measurements for certain financial assets and liabilities requires that assets and liabilities carried at fair value be classified in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs reflecting the reporting entity’s own assumptions or external inputs from inactive markets.

Under the fair value accounting guidance hierarchy, an entity is required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The following table sets forth the Company’s financial assets and liabilities, which are carried at fair value, as of September 30, 2012 and 2011 that are measured on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 2
	September 30,
	2012	2011
Assets/(Liabilities) at estimated fair value:
Deferred Compensation	$(161.6)	$(147.6)
Derivatives - Foreign Exchange	(6.6)	3.7
Derivatives - Commodity	1.6	(6.2)
Derivatives - Interest Rate Swap	(0.3)	(4.7)
Share Option	2.5	(3.4)
Total Liabilities at estimated fair value	$(164.4)	$(158.2)

At September 30, 2012 and 2011 the Company had no level 1 or level 3 financial assets or liabilities.

See Note 7 of the Notes to Consolidated Financial Statements for further discussion of deferred compensation liabilities.

Effective January 1, 2012, the Company adopted an ASU related to estimated fair value measurements. The new guidance results in a consistent definition of estimated fair value and common requirements for measurement of and disclosure about estimated fair value between U.S. GAAP and IFRS. These disclosures were applied on a prospective basis.

At September 30, 2012 and 2011, the fair market value of fixed rate long-term debt was $2,438.0 and $1,969.3, respectively, compared to its carrying value of $2,263.6 and $1,865.0, respectively. The book value of the Company’s variable rate debt approximates estimated fair value. The estimated fair value of the long-term debt is estimated using yields obtained from independent pricing sources for similar types of borrowing arrangements. The estimated fair value of fixed rate long-term debt has been determined based on level 2 inputs.

Due to the nature of cash and cash equivalents and short-term borrowings, including notes payable, carrying amounts on the balance sheets approximate estimated fair value. The estimated fair value of cash and cash equivalents and short-term borrowings have been determined based on level 2 inputs.

At September 30, 2012, the estimated fair value of foreign currency, interest rate swap and commodity contracts is the amount that the Company would receive or pay to terminate the contracts, considering first, quoted market prices of comparable agreements, or in the absence of quoted market prices, such factors as interest rates, currency exchange rates and remaining maturities. The estimated fair value of the deferred compensation liability is determined based upon the quoted market prices of the Energizer Common Stock Unit Fund as well as other investment options that are offered under the plan.

Venezuela Currency Risk The Company has investments in Venezuelan affiliates. Venezuela has been considered highly inflationary under GAAP since January 1, 2010. In addition, the conversion of local monetary assets to U.S. dollars is restricted by the Venezuelan government. We continue to monitor this situation including the impact such restrictions may have on our future business operations. At this time, we are unable to predict with any degree of certainty how recent and future developments in Venezuela will affect our Venezuela operations, if at all. At September 30, 2012, the Company had approximately $40 in net monetary assets in Venezuela. Due to the level of uncertainty in Venezuela, we cannot predict the exchange rate that will ultimately be used to convert our local currency net monetary assets to U.S. dollars in the future.

Environmental and Legal Matters	12 Months Ended
Sep. 30, 2012
Environmental and Legal Matters [Abstract]
Environmental and Legal Matters Disclosure [Text Block]
Environmental and Legal Matters

Government Regulation and Environmental Matters – The operations of the Company, like those of other companies engaged in the Household Products and Personal Care businesses, are subject to various federal, state, foreign and local laws and regulations intended to protect the public health and the environment. These regulations relate primarily to worker safety, air and water quality, underground fuel storage tanks and waste handling and disposal. The Company has received notices from the U.S. Environmental Protection Agency, state agencies and/or private parties seeking contribution, that it has been identified as a “potentially responsible party” (PRP) under the Comprehensive Environmental Response, Compensation and Liability Act, and may be required to share in the cost of cleanup with respect to eight federal “Superfund” sites. It may also be required to share in the cost of cleanup with respect to state-designated sites or other sites outside of the U.S.

Accrued environmental costs at September 30, 2012 were $19.9, of which $4.5 is expected to be spent in fiscal 2013. It is difficult to quantify with certainty the cost of environmental matters, particularly remediation and future capital expenditures for environmental control equipment. Nevertheless, based on information currently available, the Company believes the possibility of material environmental costs in excess of the accrued amount is remote.

Certain of the Company’s products are subject to regulation by the United States Food and Drug Administration (FDA), including tampons and sun care products.

Legal Proceedings – The Company and its subsidiaries are parties to a number of legal proceedings in various jurisdictions arising out of the operations of the Company's businesses. Many of these legal matters are in preliminary stages and involve complex issues of law and fact, and may proceed for protracted periods of time. The amount of liability, if any, from these proceedings cannot be determined with certainty. However, based upon present information, the Company believes that its liability, if any, arising from such pending legal proceedings, asserted legal claims and known potential legal claims which are likely to be asserted, are not reasonably likely to be material to the Company's financial position, results of operations, or cash flows, taking into account established accruals for estimated liabilities.

In January 2011, Munchkin, Inc. commenced an action against a subsidiary of the Company in the United States District Court for the Central District of California seeking a declaration that certain Munchkin, Inc. advertising claims were valid and alleging false advertising claims by the Company.  A jury trial resulted in an adverse verdict in July 2012 in the amount of approximately $13.5 million.  As a result of the jury verdict, the Company recorded an accrual of $13.5 million as of June 30, 2012. In September 2012, the court ordered a new trial with respect to the claims on which the jury awarded damages, which set aside the previous jury verdict. Based on this development and our current assessment of the matter, the Company reversed the previously established litigation reserve.

In October 2012, after receiving five reports from consumers, the Company announced a voluntary market withdrawal of certain continuous spray Banana Boat sun care products due to a potential risk of product igniting on the skin if contact was made with a source of ignition before the product was completely dry.  The Company is voluntarily removing these products from retail outlets because of this potential safety concern. The Company has provided for the costs associated with the voluntary withdrawal in its fiscal 2012 financial statements, and is unable to determine with any degree of certainty what, if any, other liabilities may arise.

Other Commitments and Contingencies	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Other Commitments and Contingencies

Total rental expense less sublease rental income for all operating leases was $30.8, $32.6 and $30.5 in fiscal 2012, 2011 and 2010, respectively. Future minimum rental commitments under noncancellable operating leases in effect as of September 30, 2012, were $26.8 in fiscal 2013, $20.0 in fiscal 2014, $16.4 in fiscal 2015, $14.0 in fiscal 2016, $11.9 in fiscal 2017 and $38.1 thereafter. These leases are primarily for office facilities.

Supplemental Financial Statement Information	12 Months Ended
Sep. 30, 2012
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
Supplemental Financial Statement Information

The components of certain balance sheet accounts at September 30 for the years indicated are as follows:

	2012	2011
Inventories
Raw materials and supplies	$100.7	$95.5
Work in process	141.2	139.9
Finished products	430.5	418.0
Total inventories	$672.4	$653.4
Other Current Assets
Miscellaneous receivables	$81.5	$58.6
Deferred income tax benefits	207.0	189.2
Prepaid expenses	90.0	84.3
Value added tax collectible from customers	53.5	51.9
Other	23.0	42.3
Total other current assets	$455.0	$426.3
Property, plant and equipment
Land	$39.0	$39.4
Buildings	278.2	297.4
Machinery and equipment	1,775.7	1,719.8
Construction in progress	75.6	71.7
Total gross property	2,168.5	2,128.3
Accumulated depreciation	(1,320.0)	(1,242.9)
Total property, plant and equipment, net	$848.5	$885.4
Other Current Liabilities
Accrued advertising, sales promotion and allowances	$70.1	$96.2
Accrued trade allowances	101.4	87.9
Accrued salaries, vacations and incentive compensation	115.9	110.4
Income taxes payable	25.2	—
Returns reserve	52.8	48.5
Other	223.0	232.8
Total other current liabilities	$588.4	$575.8
Other Liabilities
Pensions and other retirement benefits	$506.0	$497.2
Deferred compensation	166.3	151.7
Deferred income tax liabilities	455.0	453.8
Other non-current liabilities	88.3	93.6
Total other liabilities	$1,215.6	$1,196.3

Allowance for Doubtful Accounts	2012	2011	2010
Balance at beginning of year	$15.9	$13.2	$11.3
Impact of acquisition	—	0.8	—
Provision charged to expense, net of reversals	2.2	4.6	4.6
Write-offs, less recoveries, translation, other	(2.2)	(2.7)	(2.7)
Balance at end of year	$15.9	$15.9	$13.2

Income Tax Valuation Allowance	2012	2011	2010
Balance at beginning of year	$12.6	$11.0	$10.3
Provision charged to expense	—	11.4	2.7
Reversal of provision charged to expense	(0.8)	(4.6)	(1.3)
Write-offs, translation, other	0.1	(5.2)	(0.7)
Balance at end of year	$11.9	$12.6	$11.0

Supplemental Disclosure of Cash Flow Information	2012	2011	2010
Interest paid, including cost of early debt retirement	$117.5	$141.8	$122.1
Income taxes paid	$113.0	$206.4	$131.5

The Company has made two reclassifications for financial reporting purposes that impact the September 30, 2011, balance sheet only. They are as follows:

•
In many of the Company's foreign affiliates, a value-added tax (VAT) is included on the invoice to the customer. The VAT is not included as part of the Company's revenue because the Company is simply collecting required taxes related to the sale of its goods to a third party and passing that tax collection to the proper tax authorities. Historically, the Company has reported this VAT component as part of trade receivables. We have reclassified this outstanding VAT amount from trade receivables to other current assets. The amount of the reclassification at September 30, 2011 is $51.9.

•
The Company engages in a variety of trade promotional activities with its customers to promote its brands. The cost of these programs have historically been accounted for as a reduction of net sales in accordance with GAAP, with an offsetting establishment of an accrued liability. A large portion of these liabilities are paid via a customer deduction from amounts owed to the Company for invoiced sales as the customer exercises a right of offset against trade receivables to recoup payment for trade promotion allowances. While practice may vary depending on the type and nature of the trade promotional activities, we believe reduction of trade receivables to reflect this estimated right of offset is common in the industry and appropriate to reflect on the reported balance sheet. The amount reclassified to reflect this presentation change was $131.9 at September 30, 2011.

Segment Information	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Information

Operations for the Company are managed via two segments - Personal Care (Wet Shave, Skin Care, Feminine Care and Infant Care Products) and Household Products (Battery and Portable Lighting Products). On November 23, 2010, we completed the acquisition of ASR. ASR is a leading global manufacturer of private label/value wet shaving razors and blades, and industrial and specialty blades and is part of the Company' s Personal Care segment. Segment performance is evaluated based on segment operating profit, exclusive of general corporate expenses, share-based compensation costs, costs associated with most restructuring, acquisition integration or business realignment activities, and amortization of intangible assets. Financial items, such as interest income and expense, are managed on a global basis at the corporate level. The exclusion from segment results of charges such as inventory write-up related to purchase accounting, other acquisition transaction and integration costs, and substantially all restructuring and realignment costs, reflects management's view on how it evaluates segment performance.

The Company's operating model includes a combination of stand-alone and combined business functions between the Personal Care and Household Products businesses, varying by country and region of the world. Shared functions include product warehousing and distribution, various transaction processing functions, and in some countries, a combined sales force and management. The Company applies a fully allocated cost basis, in which shared business functions are allocated between the segments. Such allocations do not represent the costs of such services, if performed on a stand-alone basis.

For the fiscal year ended September 30, 2012, the 2011 Household Products restructuring activities generated pre-tax income of $6.8, which was driven by the gain on the sale of our former battery manufacturing facility in Switzerland, which was closed in fiscal 2011. This gain was partially offset by $6.0 of additional costs related to the 2011 Household Products restructuring, which were incurred in fiscal 2012. For the fiscal year ended September 30, 2011, the 2011 Household Products Restructuring initiatives generated pre-tax expense of $79.0.

For the year ended September 30, 2011, the Company recorded expense of $1.8 related to the devaluation of its net monetary assets in Venezuela as a result of accounting for the translation of this affiliate under the accounting rules governing a highly inflationary economy. These results reflect an exchange rate of 5.6 Venezuelan Bolivar Fuerte to one U.S. dollar. In 2010, the Company recorded a pre-tax loss of $18.3 due primarily to the devaluation of our Venezuela affiliates' U.S. dollar based intercompany payable as a result of the official devaluation of the exchange rate between the U.S. dollar and the Venezuelan Bolivar Fuerte. These impacts, which are included in Other financing on the Consolidated Statements of Earnings and Comprehensive Income, are not considered in the evaluation of segment profit. However, normal operating results in Venezuela, such as sales, gross profit and spending remain part of reported segment totals.

On May 19, 2011, the Company completed the issuance of $600.0 principal amount of 4.70% Senior Notes due May 2021, with interest paid semi-annually beginning November, 2011. The vast majority of the proceeds of the offering were used to repay existing indebtedness including the early redemption of certain private placement notes. The early retirement of the certain private placement notes resulted in the payment of “make whole” premiums totaling $19.9, pre-tax, which are reflected as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income as well as the reconciliation of segment results to total earnings before income taxes included in this footnote. In addition, the notice period required to repay certain private placement notes resulted in duplicate interest expense of approximately $3.0, which is included in Interest expense on the Consolidated Statements of Earnings and Comprehensive Income. See Note 10 of the Notes to Consolidated Financial Statements for further details.

The presentation for inventory write-up, which was $7.0 in fiscal 2011 related to the write-up and subsequent sale of inventory acquired in the ASR transaction, acquisition transaction and integration costs, and substantially all restructuring and realignment costs, reflects management’s view on how it evaluates segment performance.

Corporate assets shown in the following table include all cash and cash equivalents, financial instruments and deferred tax assets that are managed outside of operating segments.

The following table provides segment information for the years ended or at September 30 for the periods presented:

Net Sales	2012	2011	2010
Personal Care	$2,479.5	$2,449.7	$2,048.6
Household Products	2,087.7	2,196.0	2,199.7
Total net sales	$4,567.2	$4,645.7	$4,248.3

	2012	2011	2010
Operating Profit
Personal Care	$470.7	$408.4	$366.6
Household Products	400.2	410.6	451.1
Total operating profit	870.9	819.0	817.7
General corporate and other expenses	(159.0)	(119.9)	(108.4)
Household Products restructuring	6.8	(79.0)	—
Acquisition inventory valuation	—	(7.0)	—
ASR transaction costs/integration	(8.4)	(13.5)	(0.5)
Amortization of intangibles	(22.7)	(21.3)	(13.6)
Venezuela devaluation/other impacts	—	(1.8)	(18.3)
Cost of early debt retirements	—	(19.9)	—
Interest and other financing items	(122.2)	(150.6)	(133.5)
Total earnings before income taxes	$565.4	$406.0	$543.4

Depreciation and Amortization
Personal Care	$82.0	$78.9	$57.9
Household Products	54.7	63.5	65.8
Total segment depreciation and amortization	136.7	142.4	123.7
Corporate	25.5	38.9	15.5
Total depreciation and amortization	$162.2	$181.3	$139.2

Total Assets
Personal Care	$1,278.4	$1,266.9
Household Products	1,134.4	1,176.7
Total segment assets	2,412.8	2,443.6
Corporate	995.2	734.4
Goodwill and other intangible assets, net	3,323.2	3,353.5
Total assets	$6,731.2	$6,531.5

Capital Expenditures
Personal Care	$58.3	$61.0	$69.2
Household Products	38.1	36.6	38.2
Total segment capital expenditures	96.4	97.6	107.4
Corporate	14.6	0.4	1.3
Total capital expenditures	$111.0	$98.0	$108.7

Geographic segment information on a legal entity basis for the years ended September 30:

	2012	2011	2010
Net Sales to Customers
United States	$2,355.0	$2,341.9	$2,196.8
International	2,212.2	2,303.8	2,051.5
Total net sales	$4,567.2	$4,645.7	$4,248.3

Long-Lived Assets
United States	$581.1	$615.6
Germany	81.5	93.3
Singapore	89.8	81.7
Other International	133.0	126.7
Total long-lived assets excluding goodwill and intangibles	$885.4	$917.3

The Company’s international net sales are derived from customers in numerous countries, with sales to customers in Canada representing 5.3% of the Company's total net sales in fiscal 2012 and 2011 and 5.7% in fiscal 2010, respectively. Net sales to customers in all other individual foreign countries represented less than 5% of the Company’s total net sales for each of the three years presented.

Supplemental product information is presented below for net sales for the years ended September 30:

	2012	2011	2010
Net Sales
Wet Shave	$1,687.6	$1,637.4	$1,265.1
Alkaline batteries	1,263.4	1,311.7	1,327.9
Other batteries and lighting products	824.3	884.3	871.8
Skin Care	423.0	417.6	383.0
Feminine Care	185.5	195.1	198.8
Infant Care	180.3	198.0	201.7
Other personal care products	3.1	1.6	—
Total net sales	$4,567.2	$4,645.7	$4,248.3

Quarterly Financial Information	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Information – (Unaudited)

The results of any single quarter are not necessarily indicative of the Company’s results for the full year. Net earnings of the Company are impacted in the first quarter by the additional battery product sales volume associated with the December holiday season. Data are computed independently for each of the periods presented. As a result, the sum of the amounts for the quarter may not equal the total for the year.

Fiscal 2012	First	Second	Third	Fourth
Net sales	$1,198.1	$1,101.8	$1,124.1	$1,143.2
Gross profit	564.5	517.2	528.8	527.4
Net earnings	143.8	77.9	70.2	117.0
Earnings per share:
Basic	$2.17	$1.19	$1.08	$1.86
Diluted	$2.15	$1.17	$1.06	$1.84

Items increasing/(decreasing) net earnings:
ASR integration/transaction costs	(0.9)	(1.5)	(1.5)	(1.4)
Other realignment/integration costs	—	(0.2)	(0.2)	(4.5)
Early termination of interest rate swap	—	—	(1.1)	—
Household Products restructuring	7.6	(1.2)	(0.4)	(0.3)
Litigation provision	—	—	(8.5)	8.5
Adjustments to valuation allowances and prior years tax accruals	—	—	4.2	2.8

Fiscal 2011	First	Second	Third	Fourth
Net sales	$1,177.1	$1,035.3	$1,234.5	$1,198.8
Gross profit	555.6	471.1	573.0	546.0
Net earnings	110.4	39.1	65.9	45.8
Earnings per share:
Basic	$1.56	$0.56	$0.95	$0.67
Diluted	$1.55	$0.55	$0.94	$0.67

Items increasing/(decreasing) net earnings:
Household Products restructuring	$(1.3)	$(30.0)	$(16.9)	$(15.3)
Early debt retirement/duplicate interest	—	—	(12.5)	(1.9)
ASR transaction costs/integration	(3.8)	(0.9)	(2.5)	(1.2)
Acquisition inventory valuation	(1.7)	(2.7)	—	—
Other realignment/integration costs	(0.2)	(1.9)	0.2	(0.1)
Venezuela devaluation/other impacts	(2.3)	1.0	—	(0.5)
Adjustments to valuation allowances and prior years tax accruals	—	—	1.1	(10.8)

Guarantor and Non-Guarantor Financial Information	12 Months Ended
Sep. 30, 2012
Guarantor and Non-Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information [Text Block]
Guarantor and Non-Guarantor Financial Information

On May 19, 2011, the Company issued a total of $600.0 of 4.70% senior notes due in May 2021 with interest payable semi-annually beginning November 2011. On May 24, 2012, the Company issued an additional $500.0 of senior notes with interest payable semi-annually in May and November at an annual fixed interest rate of 4.70%, maturing in May 2022.

The notes issued in May 2011 and May 2012 (collectively the "Notes") are fully and unconditionally guaranteed on a joint and several basis by the Company's existing and future direct and indirect domestic subsidiaries that are guarantors of any of the Company's credit agreements or other indebtedness for borrowed money (the “Guarantors”). The Guarantors are 100% owned either directly or indirectly by the Company and jointly and severally guarantee the Company's obligations under the Notes and substantially all of the Company's other outstanding indebtedness. The Company's subsidiaries organized outside of the U.S. and certain domestic subsidiaries, which are not guarantors of any of the Company's other indebtedness, (collectively, the “Non-Guarantors”) do not guarantee the Notes. The subsidiary guarantee with respect to the Notes is subject to release upon sale of all of the capital stock of the Subsidiary Guarantor; if the guarantee under our credit agreements and other indebtedness for borrowed money is released or discharged (other than due to payment under such guarantee); or when the requirements for legal defeasance are satisfied or the obligations are discharged in accordance with the indenture.

Set forth below are the condensed consolidating financial statements presenting the results of operations, financial position and cash flows of the Parent Company (Energizer Holdings, Inc.), the Guarantors on a combined basis, the Non-Guarantors on a combined basis and eliminations necessary to arrive at the information for the Company as reported, on a consolidated basis. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among the Parent Company, the Guarantor and the Non-Guarantor subsidiaries. In addition, the Company has revised certain elements of its previously filed consolidating statements as shown in the tables and revisions presented below.

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,773.5	$2,433.3	$(639.6)	$4,567.2
Cost of products sold	—	1,691.9	1,373.8	(636.4)	2,429.3
Gross Profit	—	1,081.6	1,059.5	(3.2)	2,137.9

Selling, general and administrative expense	0.2	452.2	442.7	—	895.1
Advertising and sales promotion expense	—	249.9	200.7	(1.1)	449.5
Research and development expense	—	112.3	0.2	—	112.5
Household Products restructuring	—	0.4	(7.2)	—	(6.8)
Interest expense/(income)	122.6	(0.5)	5.2	—	127.3
Intercompany interest (income)/expense	(119.5)	118.7	0.8	—	—
Other financing expense, net	—	(0.5)	(4.5)	(0.1)	(5.1)
Intercompany service fees	—	12.8	(12.8)	—	—
Equity in earnings of subsidiaries	(414.3)	(315.1)	—	729.4	—
Earnings before income taxes	411.0	451.4	434.4	(731.4)	565.4
Income taxes	2.1	60.2	96.2	(2.0)	156.5
Net earnings	$408.9	$391.2	$338.2	$(729.4)	$408.9

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,775.2	$2,444.5	$(574.0)	$4,645.7
Cost of products sold	—	1,658.4	1,418.4	(576.8)	2,500.0
Gross Profit	—	1,116.8	1,026.1	2.8	2,145.7

Selling, general and administrative expense	—	420.4	435.7	—	856.1
Advertising and sales promotion expense	—	285.9	240.8	(2.7)	524.0
Research and development expense	—	108.2	0.1	—	108.3
Household Products restructuring	—	3.0	76.0	—	79.0
Interest expense/(income)	137.1	(2.4)	6.6	—	141.3
Intercompany interest (income)/expense	(134.5)	133.7	0.8	—	—
Other financing expense, net	—	2.0	29.0	—	31.0
Intercompany service fees	—	10.6	(10.6)	—	—
Equity in earnings of subsidiaries	(271.2)	(153.6)	—	424.8	—
Earnings before income taxes	268.6	309.0	247.7	(419.3)	406.0
Income taxes	7.4	64.6	71.1	1.7	144.8
Net earnings	$261.2	$244.4	$176.6	$(421.0)	$261.2

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,551.9	$2,229.3	$(532.9)	$4,248.3
Cost of products sold	—	1,483.1	1,270.1	(524.2)	2,229.0
Gross Profit	—	1,068.8	959.2	(8.7)	2,019.3

Selling, general and administrative expense	—	379.5	386.2	—	765.7
Advertising and sales promotion expense	—	274.3	188.8	(1.8)	461.3
Research and development expense	—	97.0	0.1	—	97.1
Interest expense/(income)	121.5	(1.4)	5.3	—	125.4
Intercompany interest (income)/expense	(119.5)	118.2	1.3	—	—
Other financing (income)/expense	(0.1)	1.3	25.2	—	26.4
Intercompany service fees	—	16.9	(16.9)	—	—
Equity in earnings of subsidiaries	(412.5)	(266.5)	—	679.0	—
Earnings before income taxes	410.6	449.5	369.2	(685.9)	543.4
Income taxes	7.6	52.3	83.6	(3.1)	140.4
Net earnings	$403.0	$397.2	$285.6	$(682.8)	$403.0

	Consolidating Balance Sheets (Condensed)
	September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$4.0	$9.2	$705.3	$—	$718.5
Trade receivables, net (a)	—	4.1	672.6	—	676.7
Inventories	—	341.4	362.1	(31.1)	672.4
Other current assets	0.4	210.8	232.9	10.9	455.0
Total current assets	4.4	565.5	1,972.9	(20.2)	2,522.6
Investment in subsidiaries	6,552.5	1,760.8	—	(8,313.3)	—
Intercompany receivables, net (b)	—	4,249.9	168.6	(4,418.5)	—
Intercompany notes receivable (b)	2,413.3	22.4	11.0	(2,446.7)	—
Property, plant and equipment, net	—	553.1	295.4	—	848.5
Goodwill	—	1,104.9	364.6	—	1,469.5
Other intangible assets, net	—	1,646.8	206.9	—	1,853.7
Other noncurrent assets	12.4	9.7	14.8	—	36.9
Total assets	8,982.6	9,913.1	3,034.2	(15,198.7)	6,731.2

Current liabilities	300.0	372.2	635.2	0.1	1,307.5
Intercompany payables, net (b)	4,418.5	—	—	(4,418.5)	—
Intercompany notes payable (b)	—	2,424.3	22.4	(2,446.7)	—
Long-term debt	2,138.6	—	—	—	2,138.6
Other noncurrent liabilities	56.0	954.7	204.9	—	1,215.6
Total liabilities	6,913.1	3,751.2	862.5	(6,865.1)	4,661.7
Total shareholders' equity	2,069.5	6,161.9	2,171.7	(8,333.6)	2,069.5
Total liabilities and shareholders' equity	$8,982.6	$9,913.1	$3,034.2	$(15,198.7)	$6,731.2

(a) Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

(b) Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.

	Consolidating Balance Sheets (Condensed)
	September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$—	$4.3	$466.9	$—	$471.2
Trade receivables, net (a) (c)	—	15.3	694.5	—	709.8
Inventories	—	318.7	363.8	(29.1)	653.4
Other current assets (c)	21.1	243.7	183.0	(21.5)	426.3
Total current assets	21.1	582.0	1,708.2	(50.6)	2,260.7
Investment in subsidiaries	6,177.9	1,430.6	—	(7,608.5)	—
Intercompany receivables, net (b)	—	4,046.7	13.4	(4,060.1)	—
Intercompany notes receivable (b)	2,347.6	24.4	5.9	(2,377.9)	—
Property, plant and equipment, net	—	574.8	310.6	—	885.4
Goodwill	—	1,105.0	370.3	—	1,475.3
Other intangible assets, net	—	1,664.3	213.9	—	1,878.2
Other noncurrent assets	10.4	11.1	10.4	—	31.9
Total assets	8,557.0	9,438.9	2,632.7	(14,097.1)	6,531.5

Current liabilities (c)	141.1	399.1	518.1	(30.9)	1,027.4
Intercompany payables, net (b)	4,060.1	—	—	(4,060.1)	—
Intercompany notes payable (b)	—	2,353.5	24.4	(2,377.9)	—
Long-term debt	2,206.5	—	—	—	2,206.5
Other noncurrent liabilities	48.0	975.9	172.4	—	1,196.3
Total liabilities	6,455.7	3,728.5	714.9	(6,468.9)	4,430.2
Total shareholders' equity	2,101.3	5,710.4	1,917.8	(7,628.2)	2,101.3
Total liabilities and shareholders' equity	$8,557.0	$9,438.9	$2,632.7	$(14,097.1)	$6,531.5

(a) Trade receivables, net for the Non-Guarantors includes approximately $373.0 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

(b) Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.

(c) The Company has made two reclassifications for financial reporting purposes that impact the balance sheets only.  See Note 10 for further information.

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow from operating activities	$87.4	$275.9	$327.4	$(59.1)	$631.6
Cash Flow from Investing Activities
Capital expenditures	—	(73.4)	(37.6)	—	(111.0)
Proceeds from sale of assets	—	2.0	17.3	—	19.3
Proceeds from intercompany notes	441.0	2.8	—	(443.8)	—
Payments for intercompany notes	(498.6)	—	(5.0)	503.6	—
Intercompany receivable/payable, net	—	(358.4)	(105.0)	463.4	—
Proceeds from return of capital	—	0.7	—	(0.7)	—
Payment for equity contributions	—	(3.1)	—	3.1	—
Other, net	—	(1.1)	(2.1)	—	(3.2)
Net cash (used by)/from investing activities	(57.6)	(430.5)	(132.4)	525.6	(94.9)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	498.6	—	—	—	498.6
Cash payments on debt with original maturities greater than 90 days	(441.0)	—	—	—	(441.0)
Payment of debt issue cost	(4.3)	—	—	—	(4.3)
Net (decrease)/increase in debt with original maturity days of 90 or less	—	(8.1)	109.0	—	100.9
Proceeds from intercompany notes	—	503.6	—	(503.6)	—
Payments for intercompany notes	—	(441.0)	(2.8)	443.8	—
Common stock purchased	(417.8)	—	—	—	(417.8)
Proceeds from issuance of common stock	3.0	—	—	—	3.0
Excess tax benefits from share-based payments	2.2	—	—	—	2.2
Cash dividends paid	(24.9)	—	—	—	(24.9)
Intercompany receivable/payable, net	358.4	105.0	—	(463.4)	—
Proceeds for equity contribution	—	—	3.1	(3.1)	—
Capital contribution	—	—	(0.7)	0.7	—
Payments for intercompany equity distributions	—	—	(59.1)	59.1	—
Net cash (used by)/from financing activities	(25.8)	159.5	49.5	(466.5)	(283.3)
Effect of exchange rate changes on cash	—	—	(6.1)	—	(6.1)
Net increase in cash and cash equivalents	4.0	4.9	238.4	—	247.3
Cash and cash equivalents, beginning of period	—	4.3	466.9	—	471.2
Cash and cash equivalents, end of period	$4.0	$9.2	$705.3	$—	$718.5

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow from operating activities	$5.5	$298.3	$232.8	$(124.1)	$412.5
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(55.4)	(42.6)	—	(98.0)
Proceeds from sale of assets	—	5.0	2.6	—	7.6
Acquisitions, net of cash acquired	(301.0)	11.1	22.8	—	(267.1)
Proceeds from intercompany notes	576.0	38.0	—	(614.0)	—
Payments for intercompany notes	(600.0)	—	—	600.0	—
Intercompany receivable/payable, net	—	(355.7)	(35.0)	390.7	—
Proceeds from return of capital	—	4.0	—	(4.0)	—
Payment for equity contributions	—	(12.8)	—	12.8	—
Other, net	—	(4.8)	(1.2)	—	(6.0)
Net cash (used by)/from investing activities	(325.0)	(370.6)	(53.4)	385.5	(363.5)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	600.0	—	—	—	600.0
Cash payments on debt with original maturities greater than 90 days	(576.0)	—	—	—	(576.0)
Payment of debt issue cost	(7.6)	—	—	—	(7.6)
Net decrease in debt with original maturity days of 90 or less	—	15.1	30.6	—	45.7
Proceeds from intercompany notes	—	600.0	—	(600.0)	—
Payments for intercompany notes	—	(576.0)	(38.0)	614.0	—
Common stock purchased	(276.0)	—	—	—	(276.0)
Proceeds from issuance of common stock	8.2	—	—	—	8.2
Excess tax benefits from share-based payments	3.7	—	—	—	3.7
Intercompany receivable/payable, net	355.7	35.0	—	(390.7)	—
Proceeds for equity contribution	—	—	12.8	(12.8)	—
Capital contribution	—	—	(4.0)	4.0	—
Payments for intercompany equity distributions	—	—	(124.1)	124.1	—
Net cash from/(used by) financing activities	108.0	74.1	(122.7)	(261.4)	(202.0)
Effect of exchange rate changes on cash	—	—	(5.5)	—	(5.5)
Net (decrease)/increase in cash and cash equivalents	(211.5)	1.8	51.2	—	(158.5)
Cash and cash equivalents, beginning of period	211.5	2.5	415.7	—	629.7
Cash and cash equivalents, end of period	$—	$4.3	$466.9	$—	$471.2

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow from operating activities	$12.5	$389.2	$337.5	$(86.8)	$652.4
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(57.0)	(51.7)	—	(108.7)
Proceeds from sale of assets	—	0.1	0.7	—	0.8
Proceeds from intercompany notes	101.0	26.1	—	(127.1)	—
Intercompany receivable/payable, net	—	(97.6)	147.5	(49.9)	—
Proceeds from return of capital	—	2.0	—	(2.0)	—
Payment for equity contributions	—	(5.5)	—	5.5	—
Other, net	—	(4.9)	(0.5)	—	(5.4)
Net cash from/(used by) investing activities	101.0	(136.8)	96.0	(173.5)	(113.3)
Cash Flow from Financing Activities
Net decrease in debt with original maturity days of 90 or less	(101.0)	—	—	—	(101.0)
Net decrease in debt with original maturity days of 90 or less	—	(5.1)	(146.8)	—	(151.9)
Payments for intercompany notes	—	(101.0)	(26.1)	127.1	—
Proceeds from issuance of common stock	12.6	—	—	—	12.6
Excess tax benefits from share-based payments	5.8	—	—	—	5.8
Intercompany receivable/payable, net	97.6	(147.5)	—	49.9	—
Proceeds for equity contribution	—	—	5.5	(5.5)	—
Capital contribution	—	—	(2.0)	2.0	—
Payments for intercompany equity distributions	—	—	(86.8)	86.8	—
Net cash from/(used by) financing activities	15.0	(253.6)	(256.2)	260.3	(234.5)
Effect of exchange rate changes on cash	—	—	(34.2)	—	(34.2)
Net increase/(decrease) in cash and cash equivalents	128.5	(1.2)	143.1	—	270.4
Cash and cash equivalents, beginning of period	83.0	3.7	272.6	—	359.3
Cash and cash equivalents, end of period	$211.5	$2.5	$415.7	$—	$629.7

The Company revised its Condensed Consolidating Statements of Earnings to eliminate the incorrect inclusion of intercompany dividends. These revisions resulted in a reduction of the Guarantors net earnings with a corresponding reduction to Eliminations. The reported net earnings of the Parent and Non-Guarantors was not impacted by this error. The Company also revised its Condensed Consolidating Balance Sheets to present intercompany notes between the Parent, Guarantor and the Non-Guarantor subsidiaries on a gross basis, rather than showing intercompany obligations on a net basis. Additionally, the Company revised its Condensed Consolidating Statements of Cash Flows to correct the presentation of certain intercompany activities between the Parent, Guarantor and Non-Guarantor subsidiaries for loans, capital contributions/returns, return on equity and repayments. These revisions resulted in offsetting amounts to certain line items and did not impact total cash flow for any of the subsidiaries presented. The Company assessed the materiality of these items on previously issued annual and interim financial statements in accordance with SEC Staff Accounting Bulletin No. 99 and No. 108, and concluded that the revisions were not material to the Condensed Consolidating Financial Statements for any period presented. The prior period quarterly Condensed Consolidating Financial Statements will also be presented in our Form 10-Q filings in fiscal year 2013 as revised consistent with the presentation below. There were no changes to the Company's Consolidated Financial Statements as a result of these revisions. The impact of these revisions is shown in the following tables.

Consolidating Statement of Earnings (Condensed)	As Previously Reported
	Year Ended		Three Months Ended
(millions)	Sep 2010	Sep 2011	Dec 2010	Mar 2011	Jun 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$410.6	$268.6	$111.4	$39.7	$66.4	$144.8	$78.3	$70.4
Guarantors	536.3	433.1	189.3	65.6	93.7	182.6	112.5	72.1
Non-Guarantors	369.2	247.7	86.8	41.6	49.3	125.5	83.6	88.6
Eliminations	(772.7)	(543.4)	(225.0)	(85.9)	(108.5)	(244.5)	(161.4)	(142.3)
Earnings before income taxes	543.4	406.0	162.5	61.0	100.9	208.4	113.0	88.8
Parent Company	403.0	261.2	110.4	39.1	65.9	143.8	77.9	70.2
Guarantors	484.0	368.5	158.1	52.6	71.5	146.9	99.5	70.8
Non-Guarantors	285.6	176.6	67.6	33.6	37.4	97.5	65.1	71.7
Eliminations	(769.6)	(545.1)	(225.7)	(86.2)	(108.9)	(244.4)	(164.6)	(142.5)
Net earnings	$403.0	$261.2	$110.4	$39.1	$65.9	$143.8	$77.9	$70.2

Consolidating Statement of Earnings (Condensed)	Adjustments
	Year Ended		Three Months Ended
(millions)	Sep 2010	Sep 2011	Dec 2010	Mar 2011	Jun 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$—	$—	$—	$—	$—	$—	$—	$—
Guarantors	(86.8)	(124.1)	(50.7)	(14.9)	(8.4)	(7.6)	(21.4)	(4.9)
Non-Guarantors	—	—	—	—	—	—	—	—
Eliminations	86.8	124.1	50.7	14.9	8.4	7.6	21.4	4.9
Earnings before income taxes	—	—	—	—	—	—	—	—
Parent Company	—	—	—	—	—	—	—	—
Guarantors	(86.8)	(124.1)	(50.7)	(14.9)	(8.4)	(7.6)	(21.4)	(4.9)
Non-Guarantors	—	—	—	—	—	—	—	—
Eliminations	86.8	124.1	50.7	14.9	8.4	7.6	21.4	4.9
Net earnings	$—	$—	$—	$—	$—	$—	$—	$—

Consolidating Statement of Earnings (Condensed)	As Revised
	Year Ended		Three Months Ended
(millions)	Sep 2010	Sep 2011	Dec 2010	Mar 2011	Jun 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$410.6	$268.6	$111.4	$39.7	$66.4	$144.8	$78.3	$70.4
Guarantors	449.5	309.0	138.6	50.7	85.3	175.0	91.1	67.2
Non-Guarantors	369.2	247.7	86.8	41.6	49.3	125.5	83.6	88.6
Eliminations	(685.9)	(419.3)	(174.3)	(71.0)	(100.1)	(236.9)	(140.0)	(137.4)
Earnings before income taxes	543.4	406.0	162.5	61.0	100.9	208.4	113.0	88.8
Parent Company	403.0	261.2	110.4	39.1	65.9	143.8	77.9	70.2
Guarantors	397.2	244.4	107.4	37.7	63.1	139.3	78.1	65.9
Non-Guarantors	285.6	176.6	67.6	33.6	37.4	97.5	65.1	71.7
Eliminations	(682.8)	(421.0)	(175.0)	(71.3)	(100.5)	(236.8)	(143.2)	(137.6)
Net earnings	$403.0	$261.2	$110.4	$39.1	$65.9	$143.8	$77.9	$70.2

Consolidating Balance Sheet (Condensed)	As Previously Reported
(millions)	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$21.1	$34.8	$44.5	$70.9
Guarantors	582.0	594.3	627.7	586.9
Non-Guarantors	1,708.2	1,716.3	1,786.3	1,893.0
Eliminations	(50.6)	(51.5)	(64.9)	(86.2)
Total current assets	2,260.7	2,293.9	2,393.6	2,464.6

Parent Company	6,209.4	6,343.4	6,467.9	6,524.6
Guarantors	7,085.4	7,158.4	7,289.2	7,429.5
Non-Guarantors	2,613.4	2,756.4	2,767.1	2,804.0
Eliminations	(9,376.7)	(9,734.6)	(9,892.5)	(10,091.0)
Total assets	6,531.5	6,523.6	6,631.7	6,667.1

Parent Company	141.1	562.8	582.4	265.3
Guarantors	399.1	318.0	367.3	418.9
Non-Guarantors	518.1	600.4	527.6	552.1
Eliminations	(30.9)	(28.4)	(33.1)	(59.4)
Total current liabilities	1,027.4	1,452.8	1,444.2	1,176.9

Parent Company	4,108.1	4,253.0	4,249.9	4,352.3
Guarantors	1,375.0	1,311.8	1,343.5	1,377.0
Non-Guarantors	695.6	769.4	701.8	717.6
Eliminations	(1,748.5)	(1,901.0)	(1,881.5)	(1,952.1)
Total liabilities	4,430.2	4,433.2	4,413.7	4,494.8

Parent Company	2,101.3	2,090.4	2,218.0	2,172.3
Guarantors	5,710.4	5,846.6	5,945.7	6,052.5
Non-Guarantors	1,917.8	1,987.0	2,065.3	2,086.4
Eliminations	(7,628.2)	(7,833.6)	(8,011.0)	(8,138.9)
Total Stockholders' equity	$2,101.3	$2,090.4	$2,218.0	$2,172.3

Consolidating Balance Sheet (Condensed)	Adjustments
(millions)	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$—	$—	$—	$—
Guarantors	—	—	—	—
Non-Guarantors	—	—	—	—
Eliminations	—	—	—	—
Total current assets	—	—	—	—

Parent Company	2,347.6	2,324.4	2,344.3	2,395.9
Guarantors	2,353.5	2,335.3	2,355.2	2,406.8
Non-Guarantors	19.3	24.1	23.4	21.6
Eliminations	(4,720.4)	(4,683.8)	(4,722.9)	(4,824.3)
Total assets	—	—	—	—

Parent Company	—	—	—	—
Guarantors	—	—	—	—
Non-Guarantors	—	—	—	—
Eliminations	—	—	—	—
Total current liabilities	—	—	—	—

Parent Company	2,347.6	2,324.4	2,344.3	2,395.9
Guarantors	2,353.5	2,335.3	2,355.2	2,406.8
Non-Guarantors	19.3	24.1	23.4	21.6
Eliminations	(4,720.4)	(4,683.8)	(4,722.9)	(4,824.3)
Total liabilities	—	—	—	—

Parent Company	—	—	—	—
Guarantors	—	—	—	—
Non-Guarantors	—	—	—	—
Eliminations	—	—	—	—
Total Stockholders' equity	$—	$—	$—	$—

Consolidating Balance Sheet (Condensed)	As Revised
(millions)	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$21.1	$34.8	$44.5	$70.9
Guarantors	582.0	594.3	627.7	586.9
Non-Guarantors	1,708.2	1,716.3	1,786.3	1,893.0
Eliminations	(50.6)	(51.5)	(64.9)	(86.2)
Total current assets	2,260.7	2,293.9	2,393.6	2,464.6

Parent Company	8,557.0	8,667.8	8,812.2	8,920.5
Guarantors	9,438.9	9,493.7	9,644.4	9,836.3
Non-Guarantors	2,632.7	2,780.5	2,790.5	2,825.6
Eliminations	(14,097.1)	(14,418.4)	(14,615.4)	(14,915.3)
Total assets	6,531.5	6,523.6	6,631.7	6,667.1

Parent Company	141.1	562.8	582.4	265.3
Guarantors	399.1	318.0	367.3	418.9
Non-Guarantors	518.1	600.4	527.6	552.1
Eliminations	(30.9)	(28.4)	(33.1)	(59.4)
Total current liabilities	1,027.4	1,452.8	1,444.2	1,176.9

Parent Company	6,455.7	6,577.4	6,594.2	6,748.2
Guarantors	3,728.5	3,647.1	3,698.7	3,783.8
Non-Guarantors	714.9	793.5	725.2	739.2
Eliminations	(6,468.9)	(6,584.8)	(6,604.4)	(6,776.4)
Total liabilities	4,430.2	4,433.2	4,413.7	4,494.8

Parent Company	2,101.3	2,090.4	2,218.0	2,172.3
Guarantors	5,710.4	5,846.6	5,945.7	6,052.5
Non-Guarantors	1,917.8	1,987.0	2,065.3	2,086.4
Eliminations	(7,628.2)	(7,833.6)	(8,011.0)	(8,138.9)
Total Stockholders' equity	$2,101.3	$2,090.4	$2,218.0	$2,172.3

Consolidating Statement of Cash Flows (Condensed)	As Previously Reported (YTD)
(millions)	Sep 2010	Dec 2010	Mar 2011	Jun 2011	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$211.2	$(59.0)	$(11.1)	$(57.1)	$303.4	$(17.8)	$5.7	$(36.1)
Guarantors	(17.5)	33.8	(12.5)	76.5	(73.4)	64.2	117.8	178.1
Non-Guarantors	458.7	24.2	129.5	157.0	182.5	(18.6)	103.2	204.8
Eliminations	—	—	—	—	—	—	—	—
Net cash from/(used by operating activities	652.4	(1.0)	105.9	176.4	412.5	27.8	226.7	346.8

Parent Company	—	(267.1)	(267.1)	(267.1)	(267.1)	—	—	—
Guarantors	(61.8)	(14.0)	(23.3)	(39.5)	(55.2)	(13.7)	(37.3)	(55.0)
Non-Guarantors	(51.5)	(7.3)	(16.1)	(25.6)	(41.2)	11.1	1.4	(5.4)
Eliminations	—	—	—	—	—	—	—	—
Net cash (used by) investing activities	(113.3)	(288.4)	(306.5)	(332.2)	(363.5)	(2.6)	(35.9)	(60.4)

Parent Company	(82.6)	166.6	66.7	126.7	(247.7)	24.3	(0.7)	36.1
Guarantors	78.2	(13.8)	38.6	(34.4)	130.4	(40.3)	(78.1)	(122.9)
Non-Guarantors	(230.1)	(44.1)	(63.6)	(71.4)	(84.7)	1.1	(20.9)	(23.1)
Eliminations	—	—	—	—	—	—	—	—
Net cash (used by)/from financing activities	$(234.5)	$108.7	$41.7	$20.9	$(202.0)	$(14.9)	$(99.7)	$(109.9)

Consolidating Statement of Cash Flows (Condensed)	Adjustments (YTD)
(millions)	Sep 2010	Dec 2010	Mar 2011	Jun 2011	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$(198.7)	$55.6	$2.4	$25.3	$(297.9)	$21.6	$0.2	$18.8
Guarantors	406.7	17.9	86.0	71.5	371.7	(19.0)	27.7	12.3
Non-Guarantors	(121.2)	(22.8)	(22.8)	(22.8)	50.3	5.0	1.1	2.8
Eliminations	(86.8)	(50.7)	(65.6)	(74.0)	(124.1)	(7.6)	(29.0)	(33.9)
Net cash from/(used by) operating activities	—	—	—	—	—	—	—	—

Parent Company	101.0	62.6	(0.9)	(59.4)	(57.9)	1.5	3.0	(67.1)
Guarantors	(75.0)	(129.4)	(149.2)	(195.1)	(315.4)	(140.0)	(133.9)	(228.1)
Non-Guarantors	147.5	(149.2)	(112.2)	(42.2)	(12.2)	(110.0)	(30.0)	(30.0)
Eliminations	(173.5)	216.0	262.3	296.7	385.5	248.5	160.9	325.2
Net cash from/(used by) investing activities	—	—	—	—	—	—	—	—

Parent Company	97.6	(118.2)	(1.5)	34.1	355.7	(23.1)	(3.2)	48.3
Guarantors	(331.8)	111.5	63.2	123.6	(56.3)	159.0	106.2	215.8
Non-Guarantors	(26.1)	172.0	135.0	65.0	(38.0)	105.0	28.9	27.2
Eliminations	260.3	(165.3)	(196.7)	(222.7)	(261.4)	(240.9)	(131.9)	(291.3)
Net cash from/(used by) financing activities	$—	$—	$—	$—	$—	$—	$—	$—

Consolidating Statement of Cash Flows (Condensed)	As Revised (YTD)
(millions)	Sep 2010	Dec 2010	Mar 2011	Jun 2011	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$12.5	$(3.4)	$(8.7)	$(31.8)	$5.5	$3.8	$5.9	$(17.3)
Guarantors	389.2	51.7	73.5	148.0	298.3	45.2	145.5	190.4
Non-Guarantors	337.5	1.4	106.7	134.2	232.8	(13.6)	104.3	207.6
Eliminations	(86.8)	(50.7)	(65.6)	(74.0)	(124.1)	(7.6)	(29.0)	(33.9)
Net cash from/(used by) operating activities	652.4	(1.0)	105.9	176.4	412.5	27.8	226.7	346.8

Parent Company	101.0	(204.5)	(268.0)	(326.5)	(325.0)	1.5	3.0	(67.1)
Guarantors	(136.8)	(143.4)	(172.5)	(234.6)	(370.6)	(153.7)	(171.2)	(283.1)
Non-Guarantors	96.0	(156.5)	(128.3)	(67.8)	(53.4)	(98.9)	(28.6)	(35.4)
Eliminations	(173.5)	216.0	262.3	296.7	385.5	248.5	160.9	325.2
Net cash from/(used by) investing activities	(113.3)	(288.4)	(306.5)	(332.2)	(363.5)	(2.6)	(35.9)	(60.4)

Parent Company	15.0	48.4	65.2	160.8	108.0	1.2	(3.9)	84.4
Guarantors	(253.6)	97.7	101.8	89.2	74.1	118.7	28.1	92.9
Non-Guarantors	(256.2)	127.9	71.4	(6.4)	(122.7)	106.1	8.0	4.1
Eliminations	260.3	(165.3)	(196.7)	(222.7)	(261.4)	(240.9)	(131.9)	(291.3)
Net cash from/(used by) financing activities	$(234.5)	$108.7	$41.7	$20.9	$(202.0)	$(14.9)	$(99.7)	$(109.9)

Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events

2013 Restructuring Initiatives
On November 8, 2012, we announced that our Board of Directors approved a multi-year restructuring plan, which was developed in connection with an assessment of our cost structure and operating model undertaken to improve cost competitiveness and deliver enhanced financial returns.

The Company estimates one-time charges associated with the restructuring will include accelerated depreciation and asset impairment charges on certain property, plant and equipment at facilities targeted for closing or some form of streamlining.  Based on our initial assessment, we estimate that we will incur an impairment charge in fiscal 2013 in the range of $10 to $15, pre-tax, which we expect to record in the first quarter of fiscal 2013.  Additionally, we estimate accelerated depreciation will be in the range of $50 to $60, and will be incurred over the next 12 to 18 months as production ceases and the facilities are closed or streamlined.

Changes to the U.S. Pension Plan
In November 2012, which is the first fiscal quarter of 2013, the Company approved and communicated changes to its U.S. pension plan, which is the most significant of the Company's pension obligations. Effective January 1, 2014, the pension benefit earned to date by active participants under the legacy Energizer U.S. pension plan will be frozen and future service benefits will no longer be accrued under this retirement program. It is expected that the Company will provide an enhanced defined contribution benefit in conjunction with this action, but this change is expected to result in an overall reduction in the costs of retirement service benefits for U.S. colleagues. We expect to recognize a curtailment gain in pre-tax earnings of between $30 to $40 in the first fiscal quarter of 2013 as a result of this plan change. This estimate may vary from the actual curtailment gain recorded due primarily to changes in market interest rates and other factors.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation - Financial statements of foreign operations where the local currency is the functional currency are translated using end-of-period exchange rates for assets and liabilities, and average exchange rates during the period for results of operations. Related translation adjustments are reported as a component within accumulated other comprehensive income in the shareholders’ equity section of the Consolidated Balance Sheets.

For foreign operations that are considered highly inflationary, translation practices differ in that inventories, properties, accumulated depreciation and depreciation expense are translated at historical rates of exchange, and translation adjustments for monetary assets and liabilities are included in earnings. Gains and losses from foreign currency transactions are generally included in earnings.

Effective January 1, 2010, the financial statements for our Venezuela subsidiary are consolidated under the rules governing the translation of financial information in a highly inflationary economy based on the use of the blended National Consumer Price Index in Venezuela. Under GAAP, an economy is considered highly inflationary if the cumulative inflation rate for a three year period meets or exceeds 100 percent. If a subsidiary is considered to be in a highly inflationary economy, the financial statements of the subsidiary must be re-measured into our reporting currency (U.S. dollar) and future exchange gains and losses from the re-measurement of monetary assets and liabilities are reflected in current earnings, rather than exclusively in the equity section of the balance sheet, until such time as the economy is no longer considered highly inflationary. At September 30, 2012, the Company has net monetary assets in Venezuela of approximately $40.

Derivatives, Policy [Policy Text Block]
Financial Instruments and Derivative Securities - The Company uses financial instruments, from time to time, in the management of foreign currency, interest rate and other risks that are inherent to its business operations. Such instruments are not held or issued for trading purposes.

Foreign exchange (F/X) instruments, including currency forwards, are used primarily to reduce cash transaction exposures and, to a lesser extent, to manage other translation exposures. F/X instruments used are selected based on their risk reduction attributes, costs and the related market conditions. The Company has designated certain foreign currency contracts as cash flow hedges for accounting purposes as of September 30, 2012.

The Company also holds a derivative instrument contract to mitigate a portion of the risk associated with the change in the market value of its unfunded deferred compensation liabilities, which is tied to the Company's common stock.

The Company uses raw materials that are subject to price volatility. The Company may use hedging instruments as it desires to reduce exposure to variability in cash flows associated with future purchases of commodities. At September 30, 2012, the Company has certain forward contracts for the purchase of zinc, but these derivatives are not designated as cash flow hedges. See Note 13 of the Notes to Consolidated Financial Statements for further details.

The Company has interest rate risk with respect to interest expense on variable rate debt. The Company is party to an interest rate swap agreement with one major financial institution that fixes the variable benchmark component (LIBOR) of the Company’s interest rate on the vast majority of the remaining term loan balance of $100 at September 30, 2012.

For further discussion see Note 13 of the Notes to Consolidated Financial Statements.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents - For purposes of the Consolidated Statements of Cash Flows, cash equivalents are all considered to be highly liquid investments with a maturity of three months or less when purchased. At September 30, 2012, the Company had $718.5 in available cash, the vast majority of which was outside of the U.S.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable Valuation – Accounts receivable are stated at their net realizable value. The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information. Bad debt expense is included in Selling, general and administrative expense (SG&A) in the Consolidated Statements of Earnings and Comprehensive Income.

Inventory, Policy [Policy Text Block]
Inventories - Inventories are valued at the lower of cost or market, with cost generally being determined using average cost or the first-in, first-out (FIFO) method.

As part of the American Safety Razor (ASR) acquisition in fiscal 2011, the Company recorded an increase in the estimated fair value of inventory of $7.0, to bring the carrying value of the inventory purchased to an amount which approximated the estimated selling price of the finished goods on hand at the acquisition closing date less the sum of (a) costs to sell and distribute and (b) a reasonable profit allowance for these efforts by the acquiring entity. As the inventory was sold during the first and second quarter of fiscal 2011 the adjustments were charged to cost of products sold in those respective periods.

Internal Use Software, Policy [Policy Text Block]
Capitalized Software Costs - Capitalized software costs are included in other assets. These costs are amortized using the straight-line method over periods of related benefit ranging from three to seven years. Expenditures related to capitalized software are included in the Capital expenditures caption in the Consolidated Statements of Cash Flows. Amortization expense was $2.7, $5.2, and $5.8 in fiscal 2012, 2011 and 2010, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment, net – Property, plant and equipment, net is stated at historical costs. Property, plant and equipment acquired as part of a business combination is recorded at estimated fair value. Expenditures for new facilities and expenditures that substantially increase the useful life of property, including interest during construction, are capitalized and reported in the Capital expenditures caption in the Consolidated Statements of Cash Flows. Maintenance, repairs and minor renewals are expensed as incurred. When property is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and gains or losses on the disposition are reflected in earnings. Depreciation is generally provided on the straight-line basis by charges to pre-tax earnings at rates based on estimated useful lives. Estimated useful lives range from two to 25 years for machinery and equipment and three to 30 years for buildings and building improvements. Depreciation expense was $136.7, $154.5, and $119.3 in fiscal 2012, 2011 and 2010, respectively.

Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

For further discussion regarding asset impairment and the change in the useful life of certain assets due to our 2013 restructuring plan, see Note 20 of the Notes to Consolidated Financial Statements.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets - Goodwill and indefinite-lived intangibles are not amortized, but are evaluated annually for impairment as part of the Company's annual business planning cycle in the fourth quarter, or when indicators of a potential impairment are present. The estimated fair value of each reporting unit is estimated using valuation models that incorporate assumptions and projections of expected future cash flows and operating plans. Intangible assets with finite lives, and a remaining weighted average life of approximately thirteen years, are amortized on a straight-line basis over expected lives of 3 years to 20 years. Such intangibles are also evaluated for impairment including ongoing monitoring of potential impairment indicators.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets – The Company reviews long-lived assets, other than goodwill and other intangible assets for impairment, when events or changes in business circumstances indicate that the remaining useful life may warrant revision or that the carrying amount of the long-lived asset may not be fully recoverable. The Company performs undiscounted cash flow analysis to determine if impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on estimated fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less cost of disposal.

In November 2012, which is the first fiscal quarter of fiscal 2013, the Company's Board of Directors authorized an enterprise-wide restructuring plan and has delegated authority to the company's management to determine the final plan with respect to these initiatives.

The Company estimates one-time charges associated with the restructuring will include accelerated depreciation and asset impairment charges on certain property, plant and equipment at facilities targeted for closing or some form of streamlining. Based on our initial assessment, we estimate that we will incur an impairment charge in fiscal 2013 in the range of $10 to $15, pre-tax, which we expect to record in the first quarter of fiscal 2013. Additionally, we estimate accelerated depreciation will be in the range of $50 to $60, and will be incurred over the next 12 to 18 months as production ceases and the facilities are closed or streamlined.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition - The Company's revenue is from the sale of its products. Revenue is recognized when title, ownership and risk of loss pass to the customer. Discounts are offered to customers for early payment and an estimate of the discounts is recorded as a reduction of net sales in the same period as the sale. Our standard sales terms are final and returns or exchanges are not permitted unless a special exception is made; reserves are established and recorded in cases where the right of return does exist for a particular sale.

Under certain circumstances, we allow customers to return sun care products that have not been sold by the end of the sun care season, which is normal practice in the sun care industry. We record sales at the time the title, ownership and risk of loss pass to the customer. The terms of these sales vary but, in all instances, the following conditions are met: the sales arrangement is evidenced by purchase orders submitted by customers; the selling price is fixed or determinable; title to the product has transferred; there is an obligation to pay at a specified date without any additional conditions or actions required by the Company; and collectability is reasonably assured. Simultaneously with the sale, we reduce sales and cost of sales, and reserve amounts on our consolidated balance sheet for anticipated returns based upon an estimated return level, in accordance with GAAP. Customers are required to pay for the sun care product purchased during the season under the required terms. We generally receive returns of U.S. sun care products from September through January following the summer sun care season. We estimate the level of sun care returns using a variety of inputs including historical experience, consumption trends during the sun care season and inventory positions at key retailers as the sun care season progresses. We monitor shipment activity and inventory levels at key retailers during the season in an effort to identify potential returns issues. This allows the Company to manage shipment activity to our customers, especially in the latter stages of the sun care season, to reduce the potential for returned product.

The Company offers a variety of programs, such as consumer coupons and similar consumer rebate programs, primarily to its retail customers, designed to promote sales of its products. Such programs require periodic payments and allowances based on estimated results of specific programs and are recorded as a reduction to net sales. The Company accrues, at the time of sale, the estimated total payments and allowances associated with each transaction. Additionally, the Company offers programs directly to consumers to promote the sale of its products. Promotions which reduce the ultimate consumer sale prices are recorded as a reduction of net sales at the time the promotional offer is made, generally using estimated redemption and participation levels. Taxes we collect on behalf of governmental authorities, which are generally included in the price to the customer, are also recorded as a reduction of net sales. The Company continually assesses the adequacy of accruals for customer and consumer promotional program costs not yet paid. To the extent total program payments differ from estimates, adjustments may be necessary. Historically, these adjustments have not been material.

Advertising Costs, Policy [Policy Text Block]	Advertising and Sales Promotion Costs – The Company advertises and promotes its products through national and regional media and expenses such activities in the year incurred.
Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Values of Financial Instruments - Certain financial instruments are required to be recorded at the estimated fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments including cash and cash equivalents and short-term borrowings, including notes payable, are recorded at cost, which approximates estimated fair value. The estimated fair values of long-term debt and financial instruments are disclosed in Note 13 of the Notes to Consolidated Financial Statements.

Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following table represents the carrying amount of goodwill by segment at September 30, 2012:

	Household Products	Personal Care	Total
Balance at October 1, 2011	$36.9	$1,438.4	$1,475.3
Cumulative translation adjustment	0.4	(6.2)	(5.8)
Balance at September 30, 2012	$37.3	$1,432.2	$1,469.5

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
Total amortizable intangible assets at September 30, 2012 are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
Tradenames / Brands	$18.7	$11.6	$7.1
Technology and patents	76.7	49.0	27.7
Customer-related / Other	164.0	47.0	117.0
Total amortizable intangible assets	$259.4	$107.6	$151.8

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provisions for income taxes consisted of the following for the years ended September 30:

	2012	2011	2010
Currently payable:
United States - Federal	$72.8	$34.0	$67.0
State	6.5	4.6	8.4
Foreign	80.1	79.8	66.3
Total current	159.4	118.4	141.7
Deferred:
United States - Federal	(2.9)	36.4	(7.8)
State	(0.2)	2.4	(0.3)
Foreign	0.2	(12.4)	6.8
Total deferred	(2.9)	26.4	(1.3)
Provision for income taxes	$156.5	$144.8	$140.4

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The source of pre-tax earnings was:

	2012	2011	2010
United States	$178.3	$191.6	$225.5
Foreign	387.1	214.4	317.9
Pre-tax earnings	$565.4	$406.0	$543.4

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes with the amounts computed at the statutory federal income tax rate follows:

	2012		2011		2010
Computed tax at federal statutory rate	$197.9	35.0%	$142.1	35.0%	$190.2	35.0%
State income taxes, net of federal tax benefit	4.1	0.7	4.5	1.1	5.3	1.0
Foreign tax less than the federal rate	(55.6)	(9.8)	(15.9)	(3.9)	(38.9)	(7.2)
Tax benefits - special foreign dividend	—	—	—	—	(23.5)	(4.3)
Adjustments to prior years' tax accruals	(7.0)	(1.2)	(1.7)	(0.4)	(6.1)	(1.1)
Other taxes including repatriation of foreign earnings	16.2	2.9	15.3	3.8	11.0	2.0
Nontaxable share option	(2.0)	(0.4)	0.2	—	(0.2)	(0.1)
Other, net	2.9	0.5	0.3	0.1	2.6	0.5
Total	$156.5	27.7%	$144.8	35.7%	$140.4	25.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The deferred tax assets and deferred tax liabilities recorded on the balance sheet at September 30 for the years indicated are as follows and include current and noncurrent amounts:

	2012	2011
Deferred tax liabilities:
Depreciation and property differences	$(101.1)	$(112.9)
Intangible assets	(574.3)	(566.7)
Other tax liabilities	(6.4)	(6.6)
Gross deferred tax liabilities	(681.8)	(686.2)
Deferred tax assets:
Accrued liabilities	105.7	108.1
Deferred and stock-related compensation	103.6	88.7
Tax loss carryforwards and tax credits	13.9	23.1
Intangible assets	17.3	22.1
Postretirement benefits other than pensions	11.6	15.5
Pension plans	155.3	142.1
Inventory differences	31.7	28.5
Other tax assets	6.6	6.1
Gross deferred tax assets	445.7	434.2
Valuation allowance	(11.9)	(12.6)
Net deferred tax liabilities	$(248.0)	$(264.6)

Summary of Income Tax Contingencies [Table Text Block]
Unrecognized tax benefits activity for the years ended September 30, 2012 and 2011 are summarized below:

	2012	2011
Unrecognized tax benefits, beginning of year	$41.2	$48.7
Additions based on current year tax positions and acquisitions	3.3	8.1
Reductions for prior year tax positions	(0.8)	(0.7)
Settlements with taxing authorities/statute expirations	(2.7)	(14.9)
Unrecognized tax benefits, end of year	$41.0	$41.2

Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per share:

(in millions, except per share data)	FOR THE YEARS ENDED SEPTEMBER 30,
	2012	2011	2010
Numerator:
Net earnings for basic and dilutive earnings per share	$408.9	$261.2	$403.0
Denominator:
Weighted-average shares - basic	64.9	69.6	70.0
Effect of dilutive securities:
Stock options	0.2	0.2	0.2
Restricted stock equivalents	0.6	0.5	0.3
Total dilutive securities	0.8	0.7	0.5
Weighted-average shares - diluted	65.7	70.3	70.5
Basic net earnings per share	$6.30	$3.75	$5.76
Diluted net earnings per share	$6.22	$3.72	$5.72

Share-Based Payments (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes nonqualified ENR stock option activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Exercise Price
Outstanding on October 1, 2011	0.77	$50.36
Canceled	(0.04)	64.03
Exercised	(0.09)	35.99
Outstanding on September 30, 2012	0.64	$51.59
Exercisable on September 30, 2012	0.42	$44.48

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table summarizes RSE activity during the current year (shares in millions):

	Shares	Weighted-Average Grant Date Estimated Fair Value
Nonvested RSE at October 1, 2011	1.98	$69.86
Granted	0.76	70.26
Vested	(0.45)	68.13
Canceled	(0.33)	69.12
Nonvested RSE at September 30, 2012	1.96	$70.38

Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Sep. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Allocation of Plan Assets [Table Text Block]
The following table sets forth the estimated fair value of the Company’s pension assets as of September 30, 2012 and 2011 segregated by level within the estimated fair value hierarchy. Refer to Note 13 of the Notes to Consolidated Financial Statements for further discussion on the estimated fair value hierarchy and estimated fair value principles.

	2012 Pension Assets
ASSETS AT ESTIMATED FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$259.1	$51.9	$311.0
International Equity	15.3	248.3	263.6
DEBT
U.S. Gov't	—	294.8	294.8
Other Gov't	—	8.8	8.8
Corporate	—	49.2	49.2
CASH & CASH EQUIVALENTS	1.3	—	1.3
OTHER	—	8.5	8.5
TOTAL	$275.7	$661.5	$937.2

	2011 Pension Assets
ASSETS AT ESTIMATED FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$168.1	$109.9	$278.0
International Equity	41.7	134.2	175.9
DEBT
U.S. Gov't	—	230.4	230.4
Other Gov't	—	29.5	29.5
Corporate	—	61.2	61.2
CASH & CASH EQUIVALENTS	8.2	22.3	30.5
OTHER	—	9.5	9.5
TOTAL	$218.0	$597.0	$815.0

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The following tables present the benefit obligation, plan assets and funded status of the plans:

	September 30,
	Pension		Postretirement
	2012	2011	2012	2011
Change in Projected Benefit Obligation
Benefit obligation at beginning of year	$1,261.5	$1,046.9	$50.5	$44.4
Service cost	26.7	28.9	0.5	0.5
Interest cost	55.8	55.9	2.3	2.7
Plan participants' contributions	0.4	1.1	5.6	5.0
Actuarial loss/(gain)	124.1	15.0	(2.9)	(7.1)
Benefits paid, net	(71.7)	(78.1)	(8.1)	(7.3)
Plan amendments	—	—	(8.9)	—
Special termination benefits	—	9.6	—	—
Net transfer primarily due to acquisition	—	177.7	—	12.5
Foreign currency exchange rate changes	0.1	4.5	0.7	(0.2)
Projected Benefit Obligation at end of year	$1,396.9	$1,261.5	$39.7	$50.5
Change in Plan Assets
Estimated fair value of plan assets at beginning of year	$815.0	$752.8	$0.7	$1.0
Net transfer primarily due to acquisition	—	72.5	—	—
Actual return on plan assets	125.9	12.3	—	—
Company contributions	63.2	52.7	2.2	2.0
Plan participants' contributions	0.4	1.1	5.6	5.0
Benefits paid	(71.7)	(78.1)	(8.1)	(7.3)
Foreign currency exchange rate changes	4.4	1.7	—	—
Estimated fair value of plan assets at end of year	$937.2	$815.0	$0.4	$0.7
Funded status at end of year	$(459.7)	$(446.5)	$(39.3)	$(49.8)

Schedule of Net Benefit Costs [Table Text Block]
The following table presents pension and postretirement expense:

	FOR THE YEARS ENDED SEPTEMBER 30,
	Pension			Postretirement
	2012	2011	2010	2012	2011	2010
Service cost	$26.7	$28.9	$32.7	$0.5	$0.5	$0.5
Interest cost	55.8	55.9	50.2	2.3	2.7	2.5
Expected return on plan assets	(63.0)	(63.3)	(62.1)	—	—	(0.1)
Amortization of unrecognized prior service cost	(5.5)	(5.6)	(6.1)	(2.6)	(2.7)	(2.7)
Amortization of unrecognized transition asset	—	0.2	0.2	—	—	—
Recognized net actuarial loss/(gain)	20.3	14.5	7.7	(2.1)	(1.3)	(1.5)
Curtailment loss recognized	—	0.9	—	—	—	—
Special termination benefits recognized	—	9.6	—	—	—	—
Settlement loss recognized	2.0	5.2	—	—	—	—
Net periodic benefit cost	$36.3	$46.3	$22.6	$(1.9)	$(0.8)	$(1.3)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
The following table presents the amounts recognized in the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity.

	September 30,
	Pension		Postretirement
	2012	2011	2012	2011
Amounts Recognized in the Consolidated Balance Sheets
Noncurrent assets	$3.8	$1.2	$—	$—
Current liabilities	(7.9)	(7.0)	(2.4)	(2.6)
Noncurrent liabilities	(455.6)	(440.7)	(36.9)	(47.2)
Net amount recognized	$(459.7)	$(446.5)	$(39.3)	$(49.8)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	$411.4	$371.2	$(24.9)	$(24.1)
Prior service credit	(37.1)	(42.7)	(26.5)	(20.3)
Transition obligation	—	0.1	—	—
Net amount recognized, pre-tax	$374.3	$328.6	$(51.4)	$(44.4)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Changes recognized in other comprehensive income for the year ended September 30, 2012 are as follows:

	Pension	Postretirement
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Prior service cost from plan recent amendment	$—	$(8.9)
Net loss arising during the year	61.1	(2.8)
Effect of exchange rates	1.4	(0.1)
Amounts recognized as a component of net periodic benefit cost
Amortization or curtailment recognition of prior service credit	5.5	2.7
Amortization or settlement recognition of net loss/gain	(22.3)	2.1
Total recognized in other comprehensive income	$45.7	$(7.0)

Schedule of Expected Benefit Payments [Table Text Block]
The Company’s expected future benefit payments are as follows:

For The Years Ending September 30,
	Pension	Postretirement
2013	$75.1	$2.8
2014	$77.2	$2.7
2015	$82.7	$2.6
2016	$84.2	$2.6
2017	$84.6	$2.4
2018 to 2022	$442.8	$10.8

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table shows pension plans with an accumulated benefit obligation in excess of plan assets at the dates indicated.

	September 30,
	2012	2011
Projected benefit obligation	$1,270.1	$1,158.9
Accumulated benefit obligation	$1,254.0	$1,146.3
Estimated fair value of plan assets	$810.0	$711.3

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts expected to be amortized from accumulated other comprehensive loss into net period benefit cost during the year ending September 30, 2013, are as follows:

	Pension	Postretirement
Net actuarial (loss)/gain	$(29.7)	$2.0
Prior service credit	$5.5	$3.5

Schedule of Assumptions Used [Table Text Block]
The following table presents assumptions, which reflect weighted-averages for the component plans, used in determining the above information:

	September 30,
	Pension		Postretirement
	2012	2011	2012	2011
Plan obligations:
Discount rate	3.6%	4.6%	3.9%	4.8%
Compensation increase rate	2.5%	2.7%	N/A	N/A
Net periodic benefit cost:
Discount rate	4.6%	4.7%	4.8%	5.1%
Expected long-term rate of return on plan assets	7.3%	7.3%	3.0%	3.2%
Compensation increase rate	2.7%	3.4%	N/A	N/A

Debt (Tables)	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The detail of long-term debt at September 30 for the year indicated is as follows:

	2012	2011
Private Placement, fixed interest rates ranging from 4.3% to 6.6%, due 2013 to 2017	$1,165.0	$1,265.0
Senior Notes, fixed interest rate of 4.7%, due 2021	600.0	600.0
Senior Notes, fixed interest rate of 4.7%, due 2022, net of discount	498.6	—
Term Loan, variable interest at LIBOR +63 basis points, or 0.9%, due December 2012	106.5	447.5
Total long-term debt, including current maturities	2,370.1	2,312.5
Less current portion	231.5	106.0
Total long-term debt	$2,138.6	$2,206.5

Financial Instruments and Risk Management (Tables)	12 Months Ended
Sep. 30, 2012
Financial Instruments and Risk Management [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table provides estimated fair values as of September 30, 2012 and 2011, and the amounts of gains and losses on derivative instruments classified as cash flow hedges as of and for the twelve months ended September 30, 2012 and 2011, respectively.

	At September 30, 2012	For The Year Ended September 30, 2012
Derivatives designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset(Liability) (1) (2)	Gain/(Loss) Recognized in OCI(3)	Gain/(Loss) Reclassified From OCI into Income (Effective Portion) (4) (5)
Foreign currency contracts	$(5.9)	$(10.0)	$(0.8)
Commodity contracts	—	—	(6.0)
Interest rate contracts	(0.3)	2.7	(1.7)
Total	$(6.2)	$(7.3)	$(8.5)

	At September 30, 2011	For The Year Ended September 30, 2011
Derivatives designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset(Liability) (1) (2)	Gain/(Loss) Recognized in OCI(3)	Gain/(Loss) Reclassified From OCI into Income (Effective Portion) (4) (5)
Foreign currency contracts	$3.3	$(4.5)	$(24.6)
Commodity contracts	(6.2)	(5.2)	1.0
Interest rate contracts	(4.7)	3.1	—
Total	$(7.6)	$(6.6)	$(23.6)

(1)	All derivative assets are presented in other current assets or other assets.

(2)	All derivative liabilities are presented in other current liabilities or other liabilities.

(3)	OCI is defined as other comprehensive income.

(4)	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts and ineffective commodity contract in other financing, effective commodity contracts in Cost of products sold.

(5)
Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion for foreign currency and interest rate contracts recognized in income was insignificant to the twelve months ended September 30, 2012. In September 2012, the Company discontinued hedge accounting treatment for its zinc contracts as the contracts no longer correlated to the underlying zinc exposure being hedged. Included within the net loss above is a $1.6 gain for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012. This gain has been included in the table below for derivatives not designated as cash flow hedges.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table provides estimated fair values as of September 30, 2012 and 2011, and the amounts of gains and losses on derivative instruments not classified as cash flow hedges as of and for the twelve months ended September 30, 2012 and 2011, respectively.

	At September 30, 2012	For The Year Ended September 30, 2012
Derivatives not designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset (Liability)	Gain/(Loss) Recognized in Income (1)
Share option	$2.5	$6.1
Commodity contracts (2)	1.6	1.6
Foreign currency contracts	(0.7)	(1.9)
Total	$3.4	$5.8

	At September 30, 2011	For The Year Ended September 30, 2011
Derivatives not designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset (Liability)	Gain/(Loss) Recognized in Income (1)
Share option	$(3.4)	$(0.6)
Foreign currency contracts	0.4	4.5
Total	$(3.0)	$3.9

(1) Gain/(Loss) recognized in Income was recorded as follows: Share option in Selling, general and administrative expense and foreign currency and commodity contracts in other financing.
(2) In September 2012, the Company discontinued hedge accounting treatment for its existing zinc contracts. These contracts no longer meet the accounting requirements for classification as cash flow hedges because of an ineffective correlation to the underlying zinc exposure being hedged. Included in the table above is a gain of $1.6 for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth the Company’s financial assets and liabilities, which are carried at fair value, as of September 30, 2012 and 2011 that are measured on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 2
	September 30,
	2012	2011
Assets/(Liabilities) at estimated fair value:
Deferred Compensation	$(161.6)	$(147.6)
Derivatives - Foreign Exchange	(6.6)	3.7
Derivatives - Commodity	1.6	(6.2)
Derivatives - Interest Rate Swap	(0.3)	(4.7)
Share Option	2.5	(3.4)
Total Liabilities at estimated fair value	$(164.4)	$(158.2)

Supplemental Financial Statement Information (Tables)	12 Months Ended
Sep. 30, 2012
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information [Table Text Block]
The components of certain balance sheet accounts at September 30 for the years indicated are as follows:

	2012	2011
Inventories
Raw materials and supplies	$100.7	$95.5
Work in process	141.2	139.9
Finished products	430.5	418.0
Total inventories	$672.4	$653.4
Other Current Assets
Miscellaneous receivables	$81.5	$58.6
Deferred income tax benefits	207.0	189.2
Prepaid expenses	90.0	84.3
Value added tax collectible from customers	53.5	51.9
Other	23.0	42.3
Total other current assets	$455.0	$426.3
Property, plant and equipment
Land	$39.0	$39.4
Buildings	278.2	297.4
Machinery and equipment	1,775.7	1,719.8
Construction in progress	75.6	71.7
Total gross property	2,168.5	2,128.3
Accumulated depreciation	(1,320.0)	(1,242.9)
Total property, plant and equipment, net	$848.5	$885.4
Other Current Liabilities
Accrued advertising, sales promotion and allowances	$70.1	$96.2
Accrued trade allowances	101.4	87.9
Accrued salaries, vacations and incentive compensation	115.9	110.4
Income taxes payable	25.2	—
Returns reserve	52.8	48.5
Other	223.0	232.8
Total other current liabilities	$588.4	$575.8
Other Liabilities
Pensions and other retirement benefits	$506.0	$497.2
Deferred compensation	166.3	151.7
Deferred income tax liabilities	455.0	453.8
Other non-current liabilities	88.3	93.6
Total other liabilities	$1,215.6	$1,196.3

Allowance for Doubtful Accounts	2012	2011	2010
Balance at beginning of year	$15.9	$13.2	$11.3
Impact of acquisition	—	0.8	—
Provision charged to expense, net of reversals	2.2	4.6	4.6
Write-offs, less recoveries, translation, other	(2.2)	(2.7)	(2.7)
Balance at end of year	$15.9	$15.9	$13.2

Income Tax Valuation Allowance	2012	2011	2010
Balance at beginning of year	$12.6	$11.0	$10.3
Provision charged to expense	—	11.4	2.7
Reversal of provision charged to expense	(0.8)	(4.6)	(1.3)
Write-offs, translation, other	0.1	(5.2)	(0.7)
Balance at end of year	$11.9	$12.6	$11.0

Supplemental Disclosure of Cash Flow Information	2012	2011	2010
Interest paid, including cost of early debt retirement	$117.5	$141.8	$122.1
Income taxes paid	$113.0	$206.4	$131.5

Segment Information (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(17) Segment Information

Operations for the Company are managed via two segments - Personal Care (Wet Shave, Skin Care, Feminine Care and Infant Care Products) and Household Products (Battery and Portable Lighting Products). On November 23, 2010, we completed the acquisition of ASR. ASR is a leading global manufacturer of private label/value wet shaving razors and blades, and industrial and specialty blades and is part of the Company' s Personal Care segment. Segment performance is evaluated based on segment operating profit, exclusive of general corporate expenses, share-based compensation costs, costs associated with most restructuring, acquisition integration or business realignment activities, and amortization of intangible assets. Financial items, such as interest income and expense, are managed on a global basis at the corporate level. The exclusion from segment results of charges such as inventory write-up related to purchase accounting, other acquisition transaction and integration costs, and substantially all restructuring and realignment costs, reflects management's view on how it evaluates segment performance.

The Company's operating model includes a combination of stand-alone and combined business functions between the Personal Care and Household Products businesses, varying by country and region of the world. Shared functions include product warehousing and distribution, various transaction processing functions, and in some countries, a combined sales force and management. The Company applies a fully allocated cost basis, in which shared business functions are allocated between the segments. Such allocations do not represent the costs of such services, if performed on a stand-alone basis.

For the fiscal year ended September 30, 2012, the 2011 Household Products restructuring activities generated pre-tax income of $6.8, which was driven by the gain on the sale of our former battery manufacturing facility in Switzerland, which was closed in fiscal 2011. This gain was partially offset by $6.0 of additional costs related to the 2011 Household Products restructuring, which were incurred in fiscal 2012. For the fiscal year ended September 30, 2011, the 2011 Household Products Restructuring initiatives generated pre-tax expense of $79.0.

For the year ended September 30, 2011, the Company recorded expense of $1.8 related to the devaluation of its net monetary assets in Venezuela as a result of accounting for the translation of this affiliate under the accounting rules governing a highly inflationary economy. These results reflect an exchange rate of 5.6 Venezuelan Bolivar Fuerte to one U.S. dollar. In 2010, the Company recorded a pre-tax loss of $18.3 due primarily to the devaluation of our Venezuela affiliates' U.S. dollar based intercompany payable as a result of the official devaluation of the exchange rate between the U.S. dollar and the Venezuelan Bolivar Fuerte. These impacts, which are included in Other financing on the Consolidated Statements of Earnings and Comprehensive Income, are not considered in the evaluation of segment profit. However, normal operating results in Venezuela, such as sales, gross profit and spending remain part of reported segment totals.

On May 19, 2011, the Company completed the issuance of $600.0 principal amount of 4.70% Senior Notes due May 2021, with interest paid semi-annually beginning November, 2011. The vast majority of the proceeds of the offering were used to repay existing indebtedness including the early redemption of certain private placement notes. The early retirement of the certain private placement notes resulted in the payment of “make whole” premiums totaling $19.9, pre-tax, which are reflected as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income as well as the reconciliation of segment results to total earnings before income taxes included in this footnote. In addition, the notice period required to repay certain private placement notes resulted in duplicate interest expense of approximately $3.0, which is included in Interest expense on the Consolidated Statements of Earnings and Comprehensive Income. See Note 10 of the Notes to Consolidated Financial Statements for further details.

The presentation for inventory write-up, which was $7.0 in fiscal 2011 related to the write-up and subsequent sale of inventory acquired in the ASR transaction, acquisition transaction and integration costs, and substantially all restructuring and realignment costs, reflects management’s view on how it evaluates segment performance.

Corporate assets shown in the following table include all cash and cash equivalents, financial instruments and deferred tax assets that are managed outside of operating segments.

The following table provides segment information for the years ended or at September 30 for the periods presented:

Net Sales	2012	2011	2010
Personal Care	$2,479.5	$2,449.7	$2,048.6
Household Products	2,087.7	2,196.0	2,199.7
Total net sales	$4,567.2	$4,645.7	$4,248.3

	2012	2011	2010
Operating Profit
Personal Care	$470.7	$408.4	$366.6
Household Products	400.2	410.6	451.1
Total operating profit	870.9	819.0	817.7
General corporate and other expenses	(159.0)	(119.9)	(108.4)
Household Products restructuring	6.8	(79.0)	—
Acquisition inventory valuation	—	(7.0)	—
ASR transaction costs/integration	(8.4)	(13.5)	(0.5)
Amortization of intangibles	(22.7)	(21.3)	(13.6)
Venezuela devaluation/other impacts	—	(1.8)	(18.3)
Cost of early debt retirements	—	(19.9)	—
Interest and other financing items	(122.2)	(150.6)	(133.5)
Total earnings before income taxes	$565.4	$406.0	$543.4

Depreciation and Amortization
Personal Care	$82.0	$78.9	$57.9
Household Products	54.7	63.5	65.8
Total segment depreciation and amortization	136.7	142.4	123.7
Corporate	25.5	38.9	15.5
Total depreciation and amortization	$162.2	$181.3	$139.2

Total Assets
Personal Care	$1,278.4	$1,266.9
Household Products	1,134.4	1,176.7
Total segment assets	2,412.8	2,443.6
Corporate	995.2	734.4
Goodwill and other intangible assets, net	3,323.2	3,353.5
Total assets	$6,731.2	$6,531.5

Capital Expenditures
Personal Care	$58.3	$61.0	$69.2
Household Products	38.1	36.6	38.2
Total segment capital expenditures	96.4	97.6	107.4
Corporate	14.6	0.4	1.3
Total capital expenditures	$111.0	$98.0	$108.7

Geographic segment information on a legal entity basis for the years ended September 30:

	2012	2011	2010
Net Sales to Customers
United States	$2,355.0	$2,341.9	$2,196.8
International	2,212.2	2,303.8	2,051.5
Total net sales	$4,567.2	$4,645.7	$4,248.3

Long-Lived Assets
United States	$581.1	$615.6
Germany	81.5	93.3
Singapore	89.8	81.7
Other International	133.0	126.7
Total long-lived assets excluding goodwill and intangibles	$885.4	$917.3

The Company’s international net sales are derived from customers in numerous countries, with sales to customers in Canada representing 5.3% of the Company's total net sales in fiscal 2012 and 2011 and 5.7% in fiscal 2010, respectively. Net sales to customers in all other individual foreign countries represented less than 5% of the Company’s total net sales for each of the three years presented.

Supplemental product information is presented below for net sales for the years ended September 30:

	2012	2011	2010
Net Sales
Wet Shave	$1,687.6	$1,637.4	$1,265.1
Alkaline batteries	1,263.4	1,311.7	1,327.9
Other batteries and lighting products	824.3	884.3	871.8
Skin Care	423.0	417.6	383.0
Feminine Care	185.5	195.1	198.8
Infant Care	180.3	198.0	201.7
Other personal care products	3.1	1.6	—
Total net sales	$4,567.2	$4,645.7	$4,248.3

Revenue from External Customers by Products and Services [Table Text Block]
Supplemental product information is presented below for net sales for the years ended September 30:

	2012	2011	2010
Net Sales
Wet Shave	$1,687.6	$1,637.4	$1,265.1
Alkaline batteries	1,263.4	1,311.7	1,327.9
Other batteries and lighting products	824.3	884.3	871.8
Skin Care	423.0	417.6	383.0
Feminine Care	185.5	195.1	198.8
Infant Care	180.3	198.0	201.7
Other personal care products	3.1	1.6	—
Total net sales	$4,567.2	$4,645.7	$4,248.3

Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

Fiscal 2012	First	Second	Third	Fourth
Net sales	$1,198.1	$1,101.8	$1,124.1	$1,143.2
Gross profit	564.5	517.2	528.8	527.4
Net earnings	143.8	77.9	70.2	117.0
Earnings per share:
Basic	$2.17	$1.19	$1.08	$1.86
Diluted	$2.15	$1.17	$1.06	$1.84

Items increasing/(decreasing) net earnings:
ASR integration/transaction costs	(0.9)	(1.5)	(1.5)	(1.4)
Other realignment/integration costs	—	(0.2)	(0.2)	(4.5)
Early termination of interest rate swap	—	—	(1.1)	—
Household Products restructuring	7.6	(1.2)	(0.4)	(0.3)
Litigation provision	—	—	(8.5)	8.5
Adjustments to valuation allowances and prior years tax accruals	—	—	4.2	2.8

Fiscal 2011	First	Second	Third	Fourth
Net sales	$1,177.1	$1,035.3	$1,234.5	$1,198.8
Gross profit	555.6	471.1	573.0	546.0
Net earnings	110.4	39.1	65.9	45.8
Earnings per share:
Basic	$1.56	$0.56	$0.95	$0.67
Diluted	$1.55	$0.55	$0.94	$0.67

Items increasing/(decreasing) net earnings:
Household Products restructuring	$(1.3)	$(30.0)	$(16.9)	$(15.3)
Early debt retirement/duplicate interest	—	—	(12.5)	(1.9)
ASR transaction costs/integration	(3.8)	(0.9)	(2.5)	(1.2)
Acquisition inventory valuation	(1.7)	(2.7)	—	—
Other realignment/integration costs	(0.2)	(1.9)	0.2	(0.1)
Venezuela devaluation/other impacts	(2.3)	1.0	—	(0.5)
Adjustments to valuation allowances and prior years tax accruals	—	—	1.1	(10.8)

Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Guarantor and Non-Guarantor Financial Information [Abstract]
Schedule of Guarantor and Non-Guarantor Financial Information [Table Text Block]
Set forth below are the condensed consolidating financial statements presenting the results of operations, financial position and cash flows of the Parent Company (Energizer Holdings, Inc.), the Guarantors on a combined basis, the Non-Guarantors on a combined basis and eliminations necessary to arrive at the information for the Company as reported, on a consolidated basis. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among the Parent Company, the Guarantor and the Non-Guarantor subsidiaries. In addition, the Company has revised certain elements of its previously filed consolidating statements as shown in the tables and revisions presented below.

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,773.5	$2,433.3	$(639.6)	$4,567.2
Cost of products sold	—	1,691.9	1,373.8	(636.4)	2,429.3
Gross Profit	—	1,081.6	1,059.5	(3.2)	2,137.9

Selling, general and administrative expense	0.2	452.2	442.7	—	895.1
Advertising and sales promotion expense	—	249.9	200.7	(1.1)	449.5
Research and development expense	—	112.3	0.2	—	112.5
Household Products restructuring	—	0.4	(7.2)	—	(6.8)
Interest expense/(income)	122.6	(0.5)	5.2	—	127.3
Intercompany interest (income)/expense	(119.5)	118.7	0.8	—	—
Other financing expense, net	—	(0.5)	(4.5)	(0.1)	(5.1)
Intercompany service fees	—	12.8	(12.8)	—	—
Equity in earnings of subsidiaries	(414.3)	(315.1)	—	729.4	—
Earnings before income taxes	411.0	451.4	434.4	(731.4)	565.4
Income taxes	2.1	60.2	96.2	(2.0)	156.5
Net earnings	$408.9	$391.2	$338.2	$(729.4)	$408.9

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,775.2	$2,444.5	$(574.0)	$4,645.7
Cost of products sold	—	1,658.4	1,418.4	(576.8)	2,500.0
Gross Profit	—	1,116.8	1,026.1	2.8	2,145.7

Selling, general and administrative expense	—	420.4	435.7	—	856.1
Advertising and sales promotion expense	—	285.9	240.8	(2.7)	524.0
Research and development expense	—	108.2	0.1	—	108.3
Household Products restructuring	—	3.0	76.0	—	79.0
Interest expense/(income)	137.1	(2.4)	6.6	—	141.3
Intercompany interest (income)/expense	(134.5)	133.7	0.8	—	—
Other financing expense, net	—	2.0	29.0	—	31.0
Intercompany service fees	—	10.6	(10.6)	—	—
Equity in earnings of subsidiaries	(271.2)	(153.6)	—	424.8	—
Earnings before income taxes	268.6	309.0	247.7	(419.3)	406.0
Income taxes	7.4	64.6	71.1	1.7	144.8
Net earnings	$261.2	$244.4	$176.6	$(421.0)	$261.2

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,551.9	$2,229.3	$(532.9)	$4,248.3
Cost of products sold	—	1,483.1	1,270.1	(524.2)	2,229.0
Gross Profit	—	1,068.8	959.2	(8.7)	2,019.3

Selling, general and administrative expense	—	379.5	386.2	—	765.7
Advertising and sales promotion expense	—	274.3	188.8	(1.8)	461.3
Research and development expense	—	97.0	0.1	—	97.1
Interest expense/(income)	121.5	(1.4)	5.3	—	125.4
Intercompany interest (income)/expense	(119.5)	118.2	1.3	—	—
Other financing (income)/expense	(0.1)	1.3	25.2	—	26.4
Intercompany service fees	—	16.9	(16.9)	—	—
Equity in earnings of subsidiaries	(412.5)	(266.5)	—	679.0	—
Earnings before income taxes	410.6	449.5	369.2	(685.9)	543.4
Income taxes	7.6	52.3	83.6	(3.1)	140.4
Net earnings	$403.0	$397.2	$285.6	$(682.8)	$403.0

	Consolidating Balance Sheets (Condensed)
	September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$4.0	$9.2	$705.3	$—	$718.5
Trade receivables, net (a)	—	4.1	672.6	—	676.7
Inventories	—	341.4	362.1	(31.1)	672.4
Other current assets	0.4	210.8	232.9	10.9	455.0
Total current assets	4.4	565.5	1,972.9	(20.2)	2,522.6
Investment in subsidiaries	6,552.5	1,760.8	—	(8,313.3)	—
Intercompany receivables, net (b)	—	4,249.9	168.6	(4,418.5)	—
Intercompany notes receivable (b)	2,413.3	22.4	11.0	(2,446.7)	—
Property, plant and equipment, net	—	553.1	295.4	—	848.5
Goodwill	—	1,104.9	364.6	—	1,469.5
Other intangible assets, net	—	1,646.8	206.9	—	1,853.7
Other noncurrent assets	12.4	9.7	14.8	—	36.9
Total assets	8,982.6	9,913.1	3,034.2	(15,198.7)	6,731.2

Current liabilities	300.0	372.2	635.2	0.1	1,307.5
Intercompany payables, net (b)	4,418.5	—	—	(4,418.5)	—
Intercompany notes payable (b)	—	2,424.3	22.4	(2,446.7)	—
Long-term debt	2,138.6	—	—	—	2,138.6
Other noncurrent liabilities	56.0	954.7	204.9	—	1,215.6
Total liabilities	6,913.1	3,751.2	862.5	(6,865.1)	4,661.7
Total shareholders' equity	2,069.5	6,161.9	2,171.7	(8,333.6)	2,069.5
Total liabilities and shareholders' equity	$8,982.6	$9,913.1	$3,034.2	$(15,198.7)	$6,731.2

(a) Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

(b) Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.

	Consolidating Balance Sheets (Condensed)
	September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$—	$4.3	$466.9	$—	$471.2
Trade receivables, net (a) (c)	—	15.3	694.5	—	709.8
Inventories	—	318.7	363.8	(29.1)	653.4
Other current assets (c)	21.1	243.7	183.0	(21.5)	426.3
Total current assets	21.1	582.0	1,708.2	(50.6)	2,260.7
Investment in subsidiaries	6,177.9	1,430.6	—	(7,608.5)	—
Intercompany receivables, net (b)	—	4,046.7	13.4	(4,060.1)	—
Intercompany notes receivable (b)	2,347.6	24.4	5.9	(2,377.9)	—
Property, plant and equipment, net	—	574.8	310.6	—	885.4
Goodwill	—	1,105.0	370.3	—	1,475.3
Other intangible assets, net	—	1,664.3	213.9	—	1,878.2
Other noncurrent assets	10.4	11.1	10.4	—	31.9
Total assets	8,557.0	9,438.9	2,632.7	(14,097.1)	6,531.5

Current liabilities (c)	141.1	399.1	518.1	(30.9)	1,027.4
Intercompany payables, net (b)	4,060.1	—	—	(4,060.1)	—
Intercompany notes payable (b)	—	2,353.5	24.4	(2,377.9)	—
Long-term debt	2,206.5	—	—	—	2,206.5
Other noncurrent liabilities	48.0	975.9	172.4	—	1,196.3
Total liabilities	6,455.7	3,728.5	714.9	(6,468.9)	4,430.2
Total shareholders' equity	2,101.3	5,710.4	1,917.8	(7,628.2)	2,101.3
Total liabilities and shareholders' equity	$8,557.0	$9,438.9	$2,632.7	$(14,097.1)	$6,531.5

(a) Trade receivables, net for the Non-Guarantors includes approximately $373.0 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

(b) Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.

(c) The Company has made two reclassifications for financial reporting purposes that impact the balance sheets only.  See Note 10 for further information.

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow from operating activities	$87.4	$275.9	$327.4	$(59.1)	$631.6
Cash Flow from Investing Activities
Capital expenditures	—	(73.4)	(37.6)	—	(111.0)
Proceeds from sale of assets	—	2.0	17.3	—	19.3
Proceeds from intercompany notes	441.0	2.8	—	(443.8)	—
Payments for intercompany notes	(498.6)	—	(5.0)	503.6	—
Intercompany receivable/payable, net	—	(358.4)	(105.0)	463.4	—
Proceeds from return of capital	—	0.7	—	(0.7)	—
Payment for equity contributions	—	(3.1)	—	3.1	—
Other, net	—	(1.1)	(2.1)	—	(3.2)
Net cash (used by)/from investing activities	(57.6)	(430.5)	(132.4)	525.6	(94.9)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	498.6	—	—	—	498.6
Cash payments on debt with original maturities greater than 90 days	(441.0)	—	—	—	(441.0)
Payment of debt issue cost	(4.3)	—	—	—	(4.3)
Net (decrease)/increase in debt with original maturity days of 90 or less	—	(8.1)	109.0	—	100.9
Proceeds from intercompany notes	—	503.6	—	(503.6)	—
Payments for intercompany notes	—	(441.0)	(2.8)	443.8	—
Common stock purchased	(417.8)	—	—	—	(417.8)
Proceeds from issuance of common stock	3.0	—	—	—	3.0
Excess tax benefits from share-based payments	2.2	—	—	—	2.2
Cash dividends paid	(24.9)	—	—	—	(24.9)
Intercompany receivable/payable, net	358.4	105.0	—	(463.4)	—
Proceeds for equity contribution	—	—	3.1	(3.1)	—
Capital contribution	—	—	(0.7)	0.7	—
Payments for intercompany equity distributions	—	—	(59.1)	59.1	—
Net cash (used by)/from financing activities	(25.8)	159.5	49.5	(466.5)	(283.3)
Effect of exchange rate changes on cash	—	—	(6.1)	—	(6.1)
Net increase in cash and cash equivalents	4.0	4.9	238.4	—	247.3
Cash and cash equivalents, beginning of period	—	4.3	466.9	—	471.2
Cash and cash equivalents, end of period	$4.0	$9.2	$705.3	$—	$718.5

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow from operating activities	$5.5	$298.3	$232.8	$(124.1)	$412.5
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(55.4)	(42.6)	—	(98.0)
Proceeds from sale of assets	—	5.0	2.6	—	7.6
Acquisitions, net of cash acquired	(301.0)	11.1	22.8	—	(267.1)
Proceeds from intercompany notes	576.0	38.0	—	(614.0)	—
Payments for intercompany notes	(600.0)	—	—	600.0	—
Intercompany receivable/payable, net	—	(355.7)	(35.0)	390.7	—
Proceeds from return of capital	—	4.0	—	(4.0)	—
Payment for equity contributions	—	(12.8)	—	12.8	—
Other, net	—	(4.8)	(1.2)	—	(6.0)
Net cash (used by)/from investing activities	(325.0)	(370.6)	(53.4)	385.5	(363.5)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	600.0	—	—	—	600.0
Cash payments on debt with original maturities greater than 90 days	(576.0)	—	—	—	(576.0)
Payment of debt issue cost	(7.6)	—	—	—	(7.6)
Net decrease in debt with original maturity days of 90 or less	—	15.1	30.6	—	45.7
Proceeds from intercompany notes	—	600.0	—	(600.0)	—
Payments for intercompany notes	—	(576.0)	(38.0)	614.0	—
Common stock purchased	(276.0)	—	—	—	(276.0)
Proceeds from issuance of common stock	8.2	—	—	—	8.2
Excess tax benefits from share-based payments	3.7	—	—	—	3.7
Intercompany receivable/payable, net	355.7	35.0	—	(390.7)	—
Proceeds for equity contribution	—	—	12.8	(12.8)	—
Capital contribution	—	—	(4.0)	4.0	—
Payments for intercompany equity distributions	—	—	(124.1)	124.1	—
Net cash from/(used by) financing activities	108.0	74.1	(122.7)	(261.4)	(202.0)
Effect of exchange rate changes on cash	—	—	(5.5)	—	(5.5)
Net (decrease)/increase in cash and cash equivalents	(211.5)	1.8	51.2	—	(158.5)
Cash and cash equivalents, beginning of period	211.5	2.5	415.7	—	629.7
Cash and cash equivalents, end of period	$—	$4.3	$466.9	$—	$471.2

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow from operating activities	$12.5	$389.2	$337.5	$(86.8)	$652.4
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(57.0)	(51.7)	—	(108.7)
Proceeds from sale of assets	—	0.1	0.7	—	0.8
Proceeds from intercompany notes	101.0	26.1	—	(127.1)	—
Intercompany receivable/payable, net	—	(97.6)	147.5	(49.9)	—
Proceeds from return of capital	—	2.0	—	(2.0)	—
Payment for equity contributions	—	(5.5)	—	5.5	—
Other, net	—	(4.9)	(0.5)	—	(5.4)
Net cash from/(used by) investing activities	101.0	(136.8)	96.0	(173.5)	(113.3)
Cash Flow from Financing Activities
Net decrease in debt with original maturity days of 90 or less	(101.0)	—	—	—	(101.0)
Net decrease in debt with original maturity days of 90 or less	—	(5.1)	(146.8)	—	(151.9)
Payments for intercompany notes	—	(101.0)	(26.1)	127.1	—
Proceeds from issuance of common stock	12.6	—	—	—	12.6
Excess tax benefits from share-based payments	5.8	—	—	—	5.8
Intercompany receivable/payable, net	97.6	(147.5)	—	49.9	—
Proceeds for equity contribution	—	—	5.5	(5.5)	—
Capital contribution	—	—	(2.0)	2.0	—
Payments for intercompany equity distributions	—	—	(86.8)	86.8	—
Net cash from/(used by) financing activities	15.0	(253.6)	(256.2)	260.3	(234.5)
Effect of exchange rate changes on cash	—	—	(34.2)	—	(34.2)
Net increase/(decrease) in cash and cash equivalents	128.5	(1.2)	143.1	—	270.4
Cash and cash equivalents, beginning of period	83.0	3.7	272.6	—	359.3
Cash and cash equivalents, end of period	$211.5	$2.5	$415.7	$—	$629.7

The Company revised its Condensed Consolidating Statements of Earnings to eliminate the incorrect inclusion of intercompany dividends. These revisions resulted in a reduction of the Guarantors net earnings with a corresponding reduction to Eliminations. The reported net earnings of the Parent and Non-Guarantors was not impacted by this error. The Company also revised its Condensed Consolidating Balance Sheets to present intercompany notes between the Parent, Guarantor and the Non-Guarantor subsidiaries on a gross basis, rather than showing intercompany obligations on a net basis. Additionally, the Company revised its Condensed Consolidating Statements of Cash Flows to correct the presentation of certain intercompany activities between the Parent, Guarantor and Non-Guarantor subsidiaries for loans, capital contributions/returns, return on equity and repayments. These revisions resulted in offsetting amounts to certain line items and did not impact total cash flow for any of the subsidiaries presented. The Company assessed the materiality of these items on previously issued annual and interim financial statements in accordance with SEC Staff Accounting Bulletin No. 99 and No. 108, and concluded that the revisions were not material to the Condensed Consolidating Financial Statements for any period presented. The prior period quarterly Condensed Consolidating Financial Statements will also be presented in our Form 10-Q filings in fiscal year 2013 as revised consistent with the presentation below. There were no changes to the Company's Consolidated Financial Statements as a result of these revisions. The impact of these revisions is shown in the following tables.

Consolidating Statement of Earnings (Condensed)	As Previously Reported
	Year Ended		Three Months Ended
(millions)	Sep 2010	Sep 2011	Dec 2010	Mar 2011	Jun 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$410.6	$268.6	$111.4	$39.7	$66.4	$144.8	$78.3	$70.4
Guarantors	536.3	433.1	189.3	65.6	93.7	182.6	112.5	72.1
Non-Guarantors	369.2	247.7	86.8	41.6	49.3	125.5	83.6	88.6
Eliminations	(772.7)	(543.4)	(225.0)	(85.9)	(108.5)	(244.5)	(161.4)	(142.3)
Earnings before income taxes	543.4	406.0	162.5	61.0	100.9	208.4	113.0	88.8
Parent Company	403.0	261.2	110.4	39.1	65.9	143.8	77.9	70.2
Guarantors	484.0	368.5	158.1	52.6	71.5	146.9	99.5	70.8
Non-Guarantors	285.6	176.6	67.6	33.6	37.4	97.5	65.1	71.7
Eliminations	(769.6)	(545.1)	(225.7)	(86.2)	(108.9)	(244.4)	(164.6)	(142.5)
Net earnings	$403.0	$261.2	$110.4	$39.1	$65.9	$143.8	$77.9	$70.2

Consolidating Statement of Earnings (Condensed)	Adjustments
	Year Ended		Three Months Ended
(millions)	Sep 2010	Sep 2011	Dec 2010	Mar 2011	Jun 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$—	$—	$—	$—	$—	$—	$—	$—
Guarantors	(86.8)	(124.1)	(50.7)	(14.9)	(8.4)	(7.6)	(21.4)	(4.9)
Non-Guarantors	—	—	—	—	—	—	—	—
Eliminations	86.8	124.1	50.7	14.9	8.4	7.6	21.4	4.9
Earnings before income taxes	—	—	—	—	—	—	—	—
Parent Company	—	—	—	—	—	—	—	—
Guarantors	(86.8)	(124.1)	(50.7)	(14.9)	(8.4)	(7.6)	(21.4)	(4.9)
Non-Guarantors	—	—	—	—	—	—	—	—
Eliminations	86.8	124.1	50.7	14.9	8.4	7.6	21.4	4.9
Net earnings	$—	$—	$—	$—	$—	$—	$—	$—

Consolidating Statement of Earnings (Condensed)	As Revised
	Year Ended		Three Months Ended
(millions)	Sep 2010	Sep 2011	Dec 2010	Mar 2011	Jun 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$410.6	$268.6	$111.4	$39.7	$66.4	$144.8	$78.3	$70.4
Guarantors	449.5	309.0	138.6	50.7	85.3	175.0	91.1	67.2
Non-Guarantors	369.2	247.7	86.8	41.6	49.3	125.5	83.6	88.6
Eliminations	(685.9)	(419.3)	(174.3)	(71.0)	(100.1)	(236.9)	(140.0)	(137.4)
Earnings before income taxes	543.4	406.0	162.5	61.0	100.9	208.4	113.0	88.8
Parent Company	403.0	261.2	110.4	39.1	65.9	143.8	77.9	70.2
Guarantors	397.2	244.4	107.4	37.7	63.1	139.3	78.1	65.9
Non-Guarantors	285.6	176.6	67.6	33.6	37.4	97.5	65.1	71.7
Eliminations	(682.8)	(421.0)	(175.0)	(71.3)	(100.5)	(236.8)	(143.2)	(137.6)
Net earnings	$403.0	$261.2	$110.4	$39.1	$65.9	$143.8	$77.9	$70.2

Consolidating Balance Sheet (Condensed)	As Previously Reported
(millions)	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$21.1	$34.8	$44.5	$70.9
Guarantors	582.0	594.3	627.7	586.9
Non-Guarantors	1,708.2	1,716.3	1,786.3	1,893.0
Eliminations	(50.6)	(51.5)	(64.9)	(86.2)
Total current assets	2,260.7	2,293.9	2,393.6	2,464.6

Parent Company	6,209.4	6,343.4	6,467.9	6,524.6
Guarantors	7,085.4	7,158.4	7,289.2	7,429.5
Non-Guarantors	2,613.4	2,756.4	2,767.1	2,804.0
Eliminations	(9,376.7)	(9,734.6)	(9,892.5)	(10,091.0)
Total assets	6,531.5	6,523.6	6,631.7	6,667.1

Parent Company	141.1	562.8	582.4	265.3
Guarantors	399.1	318.0	367.3	418.9
Non-Guarantors	518.1	600.4	527.6	552.1
Eliminations	(30.9)	(28.4)	(33.1)	(59.4)
Total current liabilities	1,027.4	1,452.8	1,444.2	1,176.9

Parent Company	4,108.1	4,253.0	4,249.9	4,352.3
Guarantors	1,375.0	1,311.8	1,343.5	1,377.0
Non-Guarantors	695.6	769.4	701.8	717.6
Eliminations	(1,748.5)	(1,901.0)	(1,881.5)	(1,952.1)
Total liabilities	4,430.2	4,433.2	4,413.7	4,494.8

Parent Company	2,101.3	2,090.4	2,218.0	2,172.3
Guarantors	5,710.4	5,846.6	5,945.7	6,052.5
Non-Guarantors	1,917.8	1,987.0	2,065.3	2,086.4
Eliminations	(7,628.2)	(7,833.6)	(8,011.0)	(8,138.9)
Total Stockholders' equity	$2,101.3	$2,090.4	$2,218.0	$2,172.3

Consolidating Balance Sheet (Condensed)	Adjustments
(millions)	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$—	$—	$—	$—
Guarantors	—	—	—	—
Non-Guarantors	—	—	—	—
Eliminations	—	—	—	—
Total current assets	—	—	—	—

Parent Company	2,347.6	2,324.4	2,344.3	2,395.9
Guarantors	2,353.5	2,335.3	2,355.2	2,406.8
Non-Guarantors	19.3	24.1	23.4	21.6
Eliminations	(4,720.4)	(4,683.8)	(4,722.9)	(4,824.3)
Total assets	—	—	—	—

Parent Company	—	—	—	—
Guarantors	—	—	—	—
Non-Guarantors	—	—	—	—
Eliminations	—	—	—	—
Total current liabilities	—	—	—	—

Parent Company	2,347.6	2,324.4	2,344.3	2,395.9
Guarantors	2,353.5	2,335.3	2,355.2	2,406.8
Non-Guarantors	19.3	24.1	23.4	21.6
Eliminations	(4,720.4)	(4,683.8)	(4,722.9)	(4,824.3)
Total liabilities	—	—	—	—

Parent Company	—	—	—	—
Guarantors	—	—	—	—
Non-Guarantors	—	—	—	—
Eliminations	—	—	—	—
Total Stockholders' equity	$—	$—	$—	$—

Consolidating Balance Sheet (Condensed)	As Revised
(millions)	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$21.1	$34.8	$44.5	$70.9
Guarantors	582.0	594.3	627.7	586.9
Non-Guarantors	1,708.2	1,716.3	1,786.3	1,893.0
Eliminations	(50.6)	(51.5)	(64.9)	(86.2)
Total current assets	2,260.7	2,293.9	2,393.6	2,464.6

Parent Company	8,557.0	8,667.8	8,812.2	8,920.5
Guarantors	9,438.9	9,493.7	9,644.4	9,836.3
Non-Guarantors	2,632.7	2,780.5	2,790.5	2,825.6
Eliminations	(14,097.1)	(14,418.4)	(14,615.4)	(14,915.3)
Total assets	6,531.5	6,523.6	6,631.7	6,667.1

Parent Company	141.1	562.8	582.4	265.3
Guarantors	399.1	318.0	367.3	418.9
Non-Guarantors	518.1	600.4	527.6	552.1
Eliminations	(30.9)	(28.4)	(33.1)	(59.4)
Total current liabilities	1,027.4	1,452.8	1,444.2	1,176.9

Parent Company	6,455.7	6,577.4	6,594.2	6,748.2
Guarantors	3,728.5	3,647.1	3,698.7	3,783.8
Non-Guarantors	714.9	793.5	725.2	739.2
Eliminations	(6,468.9)	(6,584.8)	(6,604.4)	(6,776.4)
Total liabilities	4,430.2	4,433.2	4,413.7	4,494.8

Parent Company	2,101.3	2,090.4	2,218.0	2,172.3
Guarantors	5,710.4	5,846.6	5,945.7	6,052.5
Non-Guarantors	1,917.8	1,987.0	2,065.3	2,086.4
Eliminations	(7,628.2)	(7,833.6)	(8,011.0)	(8,138.9)
Total Stockholders' equity	$2,101.3	$2,090.4	$2,218.0	$2,172.3

Consolidating Statement of Cash Flows (Condensed)	As Previously Reported (YTD)
(millions)	Sep 2010	Dec 2010	Mar 2011	Jun 2011	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$211.2	$(59.0)	$(11.1)	$(57.1)	$303.4	$(17.8)	$5.7	$(36.1)
Guarantors	(17.5)	33.8	(12.5)	76.5	(73.4)	64.2	117.8	178.1
Non-Guarantors	458.7	24.2	129.5	157.0	182.5	(18.6)	103.2	204.8
Eliminations	—	—	—	—	—	—	—	—
Net cash from/(used by operating activities	652.4	(1.0)	105.9	176.4	412.5	27.8	226.7	346.8

Parent Company	—	(267.1)	(267.1)	(267.1)	(267.1)	—	—	—
Guarantors	(61.8)	(14.0)	(23.3)	(39.5)	(55.2)	(13.7)	(37.3)	(55.0)
Non-Guarantors	(51.5)	(7.3)	(16.1)	(25.6)	(41.2)	11.1	1.4	(5.4)
Eliminations	—	—	—	—	—	—	—	—
Net cash (used by) investing activities	(113.3)	(288.4)	(306.5)	(332.2)	(363.5)	(2.6)	(35.9)	(60.4)

Parent Company	(82.6)	166.6	66.7	126.7	(247.7)	24.3	(0.7)	36.1
Guarantors	78.2	(13.8)	38.6	(34.4)	130.4	(40.3)	(78.1)	(122.9)
Non-Guarantors	(230.1)	(44.1)	(63.6)	(71.4)	(84.7)	1.1	(20.9)	(23.1)
Eliminations	—	—	—	—	—	—	—	—
Net cash (used by)/from financing activities	$(234.5)	$108.7	$41.7	$20.9	$(202.0)	$(14.9)	$(99.7)	$(109.9)

Consolidating Statement of Cash Flows (Condensed)	Adjustments (YTD)
(millions)	Sep 2010	Dec 2010	Mar 2011	Jun 2011	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$(198.7)	$55.6	$2.4	$25.3	$(297.9)	$21.6	$0.2	$18.8
Guarantors	406.7	17.9	86.0	71.5	371.7	(19.0)	27.7	12.3
Non-Guarantors	(121.2)	(22.8)	(22.8)	(22.8)	50.3	5.0	1.1	2.8
Eliminations	(86.8)	(50.7)	(65.6)	(74.0)	(124.1)	(7.6)	(29.0)	(33.9)
Net cash from/(used by) operating activities	—	—	—	—	—	—	—	—

Parent Company	101.0	62.6	(0.9)	(59.4)	(57.9)	1.5	3.0	(67.1)
Guarantors	(75.0)	(129.4)	(149.2)	(195.1)	(315.4)	(140.0)	(133.9)	(228.1)
Non-Guarantors	147.5	(149.2)	(112.2)	(42.2)	(12.2)	(110.0)	(30.0)	(30.0)
Eliminations	(173.5)	216.0	262.3	296.7	385.5	248.5	160.9	325.2
Net cash from/(used by) investing activities	—	—	—	—	—	—	—	—

Parent Company	97.6	(118.2)	(1.5)	34.1	355.7	(23.1)	(3.2)	48.3
Guarantors	(331.8)	111.5	63.2	123.6	(56.3)	159.0	106.2	215.8
Non-Guarantors	(26.1)	172.0	135.0	65.0	(38.0)	105.0	28.9	27.2
Eliminations	260.3	(165.3)	(196.7)	(222.7)	(261.4)	(240.9)	(131.9)	(291.3)
Net cash from/(used by) financing activities	$—	$—	$—	$—	$—	$—	$—	$—

Consolidating Statement of Cash Flows (Condensed)	As Revised (YTD)
(millions)	Sep 2010	Dec 2010	Mar 2011	Jun 2011	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$12.5	$(3.4)	$(8.7)	$(31.8)	$5.5	$3.8	$5.9	$(17.3)
Guarantors	389.2	51.7	73.5	148.0	298.3	45.2	145.5	190.4
Non-Guarantors	337.5	1.4	106.7	134.2	232.8	(13.6)	104.3	207.6
Eliminations	(86.8)	(50.7)	(65.6)	(74.0)	(124.1)	(7.6)	(29.0)	(33.9)
Net cash from/(used by) operating activities	652.4	(1.0)	105.9	176.4	412.5	27.8	226.7	346.8

Parent Company	101.0	(204.5)	(268.0)	(326.5)	(325.0)	1.5	3.0	(67.1)
Guarantors	(136.8)	(143.4)	(172.5)	(234.6)	(370.6)	(153.7)	(171.2)	(283.1)
Non-Guarantors	96.0	(156.5)	(128.3)	(67.8)	(53.4)	(98.9)	(28.6)	(35.4)
Eliminations	(173.5)	216.0	262.3	296.7	385.5	248.5	160.9	325.2
Net cash from/(used by) investing activities	(113.3)	(288.4)	(306.5)	(332.2)	(363.5)	(2.6)	(35.9)	(60.4)

Parent Company	15.0	48.4	65.2	160.8	108.0	1.2	(3.9)	84.4
Guarantors	(253.6)	97.7	101.8	89.2	74.1	118.7	28.1	92.9
Non-Guarantors	(256.2)	127.9	71.4	(6.4)	(122.7)	106.1	8.0	4.1
Eliminations	260.3	(165.3)	(196.7)	(222.7)	(261.4)	(240.9)	(131.9)	(291.3)
Net cash from/(used by) financing activities	$(234.5)	$108.7	$41.7	$20.9	$(202.0)	$(14.9)	$(99.7)	$(109.9)

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Debt, Long-term and Short-term, Combined Amount		$ 2,532.5
Cash and cash equivalents		718.5	471.2	629.7	359.3
Acquisition inventory valuation		0	7	0
Inflation Rate Threshold To Determine a Highly Inflationary Economy		100.00%
Long-term Debt		2,370.1	2,312.5
Repayments of Long-term Debt	495
Long-term debt		2,138.6	2,206.5
Capitalized Computer Software, Net [Abstract]
Capitalized Computer Software, Amortization		2.7	5.2	5.8
Property, Plant and Equipment [Abstract]
Depreciation expense		136.7	154.5	119.3
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		13 years
Net Monetary Assets in Venezuela		40
Term Loan Due 2012 [Member]
Long-term Debt		106.5	447.5
Repayments of Long-term Debt		335
Debt Covered By Interest Rate Swap Agreements [Member]
Debt, Long-term and Short-term, Combined Amount		100
Long-term debt		$ 200
Minimum [Member]
Property, Plant and Equipment [Abstract]
Finite-Lived Intangible Asset, Useful Life		3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		2 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Property, Plant and Equipment [Abstract]
Finite-Lived Intangible Asset, Useful Life		20 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		25 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		30 years

Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Restructuring Cost and Reserve [Line Items]
Household Products restructuring	$ 7.6	$ (0.3)	$ (0.4)	$ (1.2)	$ (15.3)	$ (16.9)	$ (30)	$ (1.3)	$ 6.8	$ (79)	$ 0
Household Products Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									6.8	(79)
Restructuring Reserve [Roll Forward]
Restructuring reserve		0.9			7.1				0.9	7.1
Household Products Restructuring [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									(13)
Household Products Restructuring [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									(1.2)	(41.8)
Household Products Restructuring [Member] | Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring										(16.1)
Household Products Restructuring [Member] | Pension Settlement Cost [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									(2)	(6.1)
Household Products Restructuring [Member] | Other Related Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									(2.8)	(15)
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Household Products restructuring									$ (6)

Goodwill and Intangible Assets - Indefinite-lived intangibles (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangibles Assets, Impairment test, Discount Rate Used	8.00%
Indefinite-lived Intangibles Assets, Impairment Test, Terminal Growth Rate Used	2.75%
Indefinite-lived Intangible Assets	$ 1,701,900,000	$ 1,703,600,000
Playtex [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets, Fair Value as Percent of Carrying Value	115.00%
Indefinite-lived Intangible Assets	650
Wet Ones [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets, Fair Value as Percent of Carrying Value		106.00%
Indefinite-lived Intangible Assets	$ 200

Goodwill and Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Goodwill [Roll Forward]
Balance at October 1, 2011	$ 1,475.3
Cumulative translation adjustment	(5.8)
Balance at September 30, 2012	1,469.5
Household Products [Member]
Goodwill [Roll Forward]
Balance at October 1, 2011	36.9
Cumulative translation adjustment	0.4
Balance at September 30, 2012	37.3
Personal Care [Member]
Goodwill [Roll Forward]
Balance at October 1, 2011	1,438.4
Cumulative translation adjustment	(6.2)
Balance at September 30, 2012	$ 1,432.2

Goodwill and Intangible Assets - Finite-lived intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 259.4
Finite-Lived Intangible Assets, Accumulated Amortization	(107.6)
Finite-Lived Intangible Assets, Net	151.8
Amortization of Intangible Assets	22.8
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	20.7
Future Amortization Expense, Year Two	17.4
Future Amortization Expense, Year Three	15.2
Future Amortization Expense, Year Four	15.2
Future Amortization Expense, Year Five	14.8
Future Amortization Expense, after Year Six	68.5
Tradenames / Brands [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	18.7
Finite-Lived Intangible Assets, Accumulated Amortization	(11.6)
Finite-Lived Intangible Assets, Net	7.1
Technology and Patents [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	76.7
Finite-Lived Intangible Assets, Accumulated Amortization	(49)
Finite-Lived Intangible Assets, Net	27.7
Customer Related and Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	164
Finite-Lived Intangible Assets, Accumulated Amortization	(47)
Finite-Lived Intangible Assets, Net	$ 117

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current Income Tax Expense (Benefit) [Abstract]
United States - Federal							$ 72.8	$ 34	$ 67
State							6.5	4.6	8.4
Foreign							80.1	79.8	66.3
Total current							159.4	118.4	141.7
Deferred Income Tax Expense (Benefit) [Abstract]
United States - Federal							(2.9)	36.4	(7.8)
State							(0.2)	2.4	(0.3)
Foreign							0.2	(12.4)	6.8
Total deferred							(2.9)	26.4	(1.3)
Income tax expense (benefit)							156.5	144.8	140.4
Pre-tax Earnings [Abstract]
United States							178.3	191.6	225.5
Foreign							387.1	214.4	317.9
Earnings before income taxes	208.4	88.8	113	100.9	61	162.5	565.4	406	543.4
Income Tax Reconciliation ($) [Abstract]
Computed tax at federal statutory rate ($)							197.9	142.1	190.2
State income taxes, net of federal tax benefit ($)							4.1	4.5	5.3
Foreign tax less than the federal rate ($)							(55.6)	(15.9)	(38.9)
Tax benefit - special foreign dividend ($)							0	0	(23.5)
Adjustments to prior years' tax accruals ($)							(7)	(1.7)	(6.1)
Other taxes including repatriation of foreign earnings ($)							16.2	15.3	11
Nontaxable share income ($)							(2)	0.2	(0.2)
Other, net ($)							2.9	0.3	2.6
Tax Rate Reconciliation (%) [Abstract]
Computed tax at federal statutory rate (%)							35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (%)							0.70%	1.10%	1.00%
Foreign tax less than the federal rate (%)							(9.80%)	(3.90%)	(7.20%)
Tax benefit - special foreign dividend (%)							0.00%	0.00%	(4.30%)
Adjustments to prior years' tax accruals (%)							(1.20%)	(0.40%)	(1.10%)
Other taxes including repatriation of foreign earnings (%)							2.90%	3.80%	2.00%
Nontaxable share income (%)							(0.40%)	0.00%	(0.10%)
Other, net (%)							0.50%	0.10%	0.50%
Total (%)							27.70%	35.70%	25.80%
Components of Deferred Tax Liabilities [Abstract]
Depreciation and property differences							(101.1)	(112.9)
Intangible assets							(574.3)	(566.7)
Other tax liabilities							(6.4)	(6.6)
Gross deferred tax liabilities							(681.8)	(686.2)
Components of Deferred Tax Assets [Abstract]
Accrued liabilities							105.7	108.1
Deferred and stock-related compensation							103.6	88.7
Tax loss carryforwards and tax credits							13.9	23.1
Intangible assets							17.3	22.1
Postretirement benefits other than pensions							11.6	15.5
Pension plans							155.3	142.1
Inventory differences							31.7	28.5
Other tax assets							6.6	6.1
Gross deferred tax assets							445.7	434.2
Valuation allowance							(11.9)	(12.6)
Net deferred tax liabilities							(248)	(264.6)
Undistributed Earnings of Foreign Subsidiaries							1,250
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound							150
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, beginning of year							41	41.2	48.7
Additions based on current year tax positions							3.3	8.1
Reductions for prior year tax positions							(0.8)	(0.7)
Settlements with taxing authorities/statute expirations							(2.7)	(14.9)
Unrecognized tax benefits, end of year							41	41.2	48.7
Unrecognized Tax Benefits that Would Impact Effective Tax Rate							35.5
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Unrecognized Tax Benefits, Interest on Income Taxes Accrued							9	7.6
Unrecognized Tax Benefits, Income Tax Penalties Accrued							$ 2.8	$ 2.8
Number of Foreign Jurisdictions Where Taxes Are Filed							50

Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Earnings Per Share [Abstract]
Net earnings for basic and dilutive earnings per share	$ 143.8	$ 117	$ 70.2	$ 77.9	$ 45.8	$ 65.9	$ 39.1	$ 110.4	$ 408.9	$ 261.2	$ 403
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average shares for basic earnings per share									64.9	69.6	70
Effect of dilutive securities:
Stock options									0.2	0.2	0.2
Restricted stock equivalents									0.6	0.5	0.3
Total dilutive securities									0.8	0.7	0.5
Weighted-average shares for diluted earnings per share									65.7	70.3	70.5
Basic earnings per share	$ 2.17	$ 1.86	$ 1.08	$ 1.19	$ 0.67	$ 0.95	$ 0.56	$ 1.56	$ 6.3	$ 3.75	$ 5.76
Diluted earnings per share	$ 2.15	$ 1.84	$ 1.06	$ 1.17	$ 0.67	$ 0.94	$ 0.55	$ 1.55	$ 6.22	$ 3.72	$ 5.72
Antidilutive securities excluded from computation of EPS									0.4	0.7	1.2

Share-Based Payments (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	8,000,000
Reduction in Number of Shares Available For Issuance For Each Share of Restricted Stock	1.95
Number of Shares Available for Grant	3,300,000	4,600,000	2,000,000
Allocated Share-based Compensation Expense	$ 44.9	$ 37.3	$ 28.2
Tax Benefit from Compensation Expense	$ 16.8	$ 13.9	$ 10.2
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Additional Stock Equivalents Credited, Percent of Deferred Amount	33.33%
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Additional Stock Equivalents Credited, Percent of Deferred Amount	25.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Term of Award	10 years
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	3 years
Stock Options [Member] | Minimum [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	3 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	7 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	4 years

Share-Based Payments - Options (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Oct. 31, 2009 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Oct. 31, 2012 Subsequent Event [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period (shares)				266,750	0	0
Vested in Period (Shares)							215,500
Options Outstanding - Intrinsic Value	$ 14.8
Options Exercisable - Intrinsic Value	12.8
Exercises in Period - Total Intrinsic Value	$ 3.4	$ 8.3	$ 21.1
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected Term					5 years 6 months
Weighted Average Remaining Contractual Term					3 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding on October 1, 2011 (shares)	770,000
Outstanding on October 1, 2011 (Weighted Average Exercise Price) ($ per share)	$ 50.36
Canceled (shares)	(40,000)
Canceled (Weighted-Average Exercise Price)	64.03
Exercised (shares)	90,000
Exercised (Weighted Average Exercise Price) ($ per share)	$ 35.99
Outstanding on September 30, 2012 (shares)	640,000	770,000
Outstanding on September 30, 2012 (Weighted Average Exercise Price) ($ per share)	$ 51.59	$ 50.36
Exercisable on September 30, 2012 (shares)	420,000
Exercisable on September 30, 2012 (Weighted Average Exercise Price) ($ per share)	$ 44.48

Share-Based Payments - Restricted Stock Equivalents (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended		0 Months Ended	1 Months Ended	48 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended											0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Sep. 30, 2010 Restricted Stock [Member]	Oct. 31, 2010 October 2007 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2007 October 2007 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2007 October 2007 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member]	Oct. 31, 2007 October 2007 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member]	Sep. 30, 2011 October 2007 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member]	Oct. 31, 2008 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Oct. 31, 2011 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2008 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Nov. 16, 2009 February 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Feb. 28, 2009 February 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Oct. 31, 2009 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Nov. 08, 2012 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2009 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member] Minimum [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Nov. 30, 2010 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 30, 2010 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Oct. 31, 2012 Subsequent Event [Member] October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 08, 2012 Subsequent Event [Member] October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Equivalents Vesting Percentage on Third Anniversary of Grant													25.00%																30.00%
Vesting Amount if EPS CAGR is Achieved																		66.70%			100.00%
Minimum EPS CAGR Required For Full Vesting																					12.00%						12.00%
EPS CAGR Threshold For Vesting Percentages Less Than Full Amount																		9.33%				5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested RSE at October 1, 2011 (shares)	1,980,000
Nonvested RSE at October 1, 2011 (Grant Date Fair Value) ($ per share)	$ 69.86
Granted (shares)	760,000							268,700	11,000	234,800		374,600		265,200		296,000	485,600		266,300	86,700	202,300		313,300	47,900	111,700	130,700	305,000	310,000
Granted (Grant Date Fair Value) ($ per share)	$ 70.26			$ 70,300,000	$ 74,900,000	$ 65,600,000
Vested (shares)	450,000						67,000				210,000		91,900		142,466														130,000	201,700
Vested (Grant Date Fair Value) ($ per share)	$ 68.13
Canceled (shares)	330,000
Canceled (Grant Date Fair Value) ($ per share)	$ 69.12
Nonvested RSE at September 30, 2012 (shares)	1,960,000	1,980,000
Nonvested RSE at September 30, 2012 (Grant Date Fair Value) ($ per share)	$ 70.38	$ 69.86
Total Compensation Cost Not yet Recognized				$ 48.4
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	16.8	13.9	10.2
Weighted Average Remaining Contractual Term				1 year 3 months
RSE Vested in Period - Total Fair Value				$ 29.3	$ 25.3	$ 25.8

Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	$ (506)	$ (497.2)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	24.8	26.4	47.5
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	1,270.1	1,158.9
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	1,254	1,146.3
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	810	711.3
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,261.5	1,046.9
Defined Benefit Plan, Contributions by Plan Participants	0.4	1.1
Defined Benefit Plan, Actuarial Gain (Loss)	124.1	15
Defined Benefit Plan, Benefits Paid, Net of Contributions	(71.7)	(78.1)
Plan amendments	0	0
Defined Benefit Plan, Special Termination Benefits	0	9.6
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation	0	177.7
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	0.1	4.5
Benefit obligation at end of year	1,396.9	1,261.5	1,046.9
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	815	752.8
Defined Benefit Plan, Business Combinations and Acquisitions, Plan Assets	0	72.5
Defined Benefit Plan, Actual Return on Plan Assets	125.9	12.3
Defined Benefit Plan, Contributions by Employer	63.2	52.7
Defined Benefit Plan, Contributions by Plan Participants, Plan Assets	0.4	1.1
Defined Benefit Plan, Benefits Paid	(71.7)	(78.1)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	4.4	1.7
Fair value of plan assets at end of year	937.2	815	752.8
Defined Benefit Plan, Funded Status of Plan	(459.7)	(446.5)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	3.8	1.2
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(7.9)	(7)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(455.6)	(440.7)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(459.7)	(446.5)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	411.4	371.2
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	(37.1)	(42.7)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Transition Assets (Obligations), before Tax	0	0.1
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	374.3	328.6
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	61.1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Effect of Foreign Currency, before Tax	1.4
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	5.5
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(22.3)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	45.7
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	58.6
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	75.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	77.2
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	82.7
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	84.2
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	84.6
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	442.8
Defined Benefit Plan, Accumulated Benefit Obligation	1,365.3	1,235.3
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	26.7	28.9	32.7
Interest cost	55.8	55.9	50.2
Expected return on plan assets	(63)	(63.3)	(62.1)
Amortization of prior service cost	(5.5)	(5.6)	(6.1)
Amortization of transition obligation	0	0.2	0.2
Amortization of unrecognized net loss	20.3	14.5	7.7
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0.9	0
Defined Benefit Plan, Cost of Providing Special or Contractual Termination Benefits Recognized During Period	0	9.6	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	2	5.2	0
Net periodic benefit cost	36.3	46.3	22.6
Defined Benefit Plan, Amortization of Net Gains (Losses)	(29.7)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	5.5
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.60%	4.60%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.50%	2.70%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.60%	4.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.30%	7.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.70%	3.40%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	50.5	44.4
Defined Benefit Plan, Contributions by Plan Participants	5.6	5
Defined Benefit Plan, Actuarial Gain (Loss)	(2.9)	(7.1)
Defined Benefit Plan, Benefits Paid, Net of Contributions	(8.1)	(7.3)
Plan amendments	(8.9)	0
Defined Benefit Plan, Special Termination Benefits	0	0
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation	0	12.5
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	0.7	(0.2)
Benefit obligation at end of year	39.7	50.5	44.4
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0.7	1
Defined Benefit Plan, Business Combinations and Acquisitions, Plan Assets	0	0
Defined Benefit Plan, Actual Return on Plan Assets	0	0
Defined Benefit Plan, Contributions by Employer	2.2	2
Defined Benefit Plan, Contributions by Plan Participants, Plan Assets	5.6	5
Defined Benefit Plan, Benefits Paid	(8.1)	(7.3)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	0	0
Fair value of plan assets at end of year	0.4	0.7	1
Defined Benefit Plan, Funded Status of Plan	(39.3)	(49.8)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(2.4)	(2.6)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(36.9)	(47.2)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(39.3)	(49.8)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	(24.9)	(24.1)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	(26.5)	(20.3)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Transition Assets (Obligations), before Tax	0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(51.4)	(44.4)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	(8.9)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(2.8)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Effect of Foreign Currency, before Tax	(0.1)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	2.7
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	2.1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(7)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	2.8
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	2.8
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	2.7
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	2.6
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	2.6
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	2.4
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	10.8
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0.5	0.5	0.5
Interest cost	2.3	2.7	2.5
Expected return on plan assets	0	0	(0.1)
Amortization of prior service cost	(2.6)	(2.7)	(2.7)
Amortization of transition obligation	0	0	0
Amortization of unrecognized net loss	(2.1)	(1.3)	(1.5)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Defined Benefit Plan, Cost of Providing Special or Contractual Termination Benefits Recognized During Period	0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	0
Net periodic benefit cost	(1.9)	(0.8)	(1.3)
Defined Benefit Plan, Amortization of Net Gains (Losses)	2
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	3.5
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.90%	4.80%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.80%	5.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	3.00%	3.20%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Percent of Plan Assets	81.00%
Equity Securities [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.19%
Equity Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	61.00%
Debt Securities [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	3.43%
Debt Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	38.00%
Other Defined Benefit Plan Assets [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	1.00%
Fair Value, Inputs, Level 1 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	275.7	218
Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0.4	0.7
Fair Value, Inputs, Level 1 [Member] | Equity Securities, United States [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	259.1	168.1
Fair Value, Inputs, Level 1 [Member] | Equity Securities, International [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	15.3	41.7
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1.3	8.2
Fair Value, Inputs, Level 1 [Member] | Other Defined Benefit Plan Assets [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 2 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	661.5	597
Fair Value, Inputs, Level 2 [Member] | Equity Securities, United States [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	51.9	109.9
Fair Value, Inputs, Level 2 [Member] | Equity Securities, International [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	248.3	134.2
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	294.8	230.4
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8.8	29.5
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	49.2	61.2
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	22.3
Fair Value, Inputs, Level 2 [Member] | Other Defined Benefit Plan Assets [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8.5	9.5
Estimate of Fair Value, Fair Value Disclosure [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	937.2	815
Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities, United States [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	311	278
Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities, International [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	263.6	175.9
Estimate of Fair Value, Fair Value Disclosure [Member] | US Government Agencies Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	294.8	230.4
Estimate of Fair Value, Fair Value Disclosure [Member] | Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8.8	29.5
Estimate of Fair Value, Fair Value Disclosure [Member] | Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	49.2	61.2
Estimate of Fair Value, Fair Value Disclosure [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1.3	30.5
Estimate of Fair Value, Fair Value Disclosure [Member] | Other Defined Benefit Plan Assets [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8.5	9.5
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Amount of Curtailment Gain (Loss) in Next Fiscal Quarter	30
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Amount of Curtailment Gain (Loss) in Next Fiscal Quarter	$ 40

Defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%
Defined Contribution Plan, Maximum Percentage of Before Tax Compensation Matched by Employer	6.00%
Defined Contribution Plan, Cost Recognized	$ 9.3	$ 9.2	$ 8
American Safety Razor [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 0.9

Debt (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended								12 Months Ended			3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012 Private Placement Notes [Member]	Sep. 30, 2012 Private Placement Notes [Member]	Sep. 30, 2011 Private Placement Notes [Member]	Sep. 30, 2012 Senior Notes Due May 2021 [Member]	Sep. 30, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2012 Senior Notes Due May 2022 [Member]	Jun. 30, 2012 Senior Notes Due May 2022 [Member]	Sep. 30, 2011 Senior Notes Due May 2022 [Member]	Jun. 30, 2011 Senior Notes Due May 2022 [Member]	Sep. 30, 2012 Term Loan Due 2012 [Member]	Sep. 30, 2011 Term Loan Due 2012 [Member]	Sep. 30, 2012 Debt With Variable Interest Rates [Member]	Jun. 30, 2012 Debt Covered By Interest Rate Swap Agreements [Member]	Sep. 30, 2012 Debt Covered By Interest Rate Swap Agreements [Member]
Short-term Debt [Abstract]
Notes payable		$ 162.4			$ 162.4	$ 56
Short-term Debt, Weighted Average Interest Rate		2.20%			2.20%	3.10%
Long-term Debt		2,370.1			2,370.1	2,312.5		1,165	1,265	600	600	498.6	500	0		106.5	447.5
Current maturities of long-term debt		231.5			231.5	106
Long-term debt		2,138.6			2,138.6	2,206.5														200
Interest Expense, Early Termination of Swap Agreement	0	0	1.1	0	1.7														1.7
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum								4.30%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum								6.60%
Debt Instrument, Interest Rate, Stated Percentage										4.70%	4.70%	4.70%			4.70%				1.90%
Debt Instrument, Basis Spread on Variable Rate																0.63%
Debt Instrument, Interest Rate at Period End																0.90%
Debt, Long-term and Short-term, Combined Amount		2,532.5			2,532.5													268.9		100
Total Committed Debt Facilities		2,982.5			2,982.5
Repayments of Long-term Debt			495				100									335
Receivables Securitization Program, Maximum Borrowing Capacity		200			200
Receivables Securitization Program, Amount Outstanding		140			140	35
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		231.5			231.5
Long-term Debt, Maturities, Repayments of Principal in Year Two		140			140
Long-term Debt, Maturities, Repayments of Principal in Year Three		230			230
Long-term Debt, Maturities, Repayments of Principal in Year Four		210			210
Long-term Debt, Maturities, Repayments of Principal in Year Five		150			150
Long-term Debt, Maturities, Repayments of Principal after Year Five		1,410			1,410
Line of Credit Facility, Maximum Borrowing Capacity		$ 450			$ 450

Debt - Credit Facility (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 450
Line of Credit Facility, Remaining Borrowing Capacity	438.9
Letters of Credit Outstanding, Amount	$ 11.1
Line of Credit Facility, Maximum Debt to EBITDA Ratio Allowed	4
Line of Credit Facility, Debt to EBITDA Ratio, Threshold for Four Consecutive Quarters	3.5
Line of Credit Facility, Additional Basis Points When Debt to EBITDA Ratio is Above Threshold	0.75%
Line of Credit Facility, Minimum EBIT to Interest Expense Ratio Allowed	3
Line of Credit Facility, Actual Debt to EBITDA Ratio	2.64
Line of Credit Facility, Actual EBIT to Interest Expense Ratio	5.86

Preferred Stock (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Class of Stock Disclosures [Abstract]
Preferred Stock, Shares Authorized	10
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01

Shareholders' Equity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended
	Jul. 30, 2012	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012 Incentive Stock Plan 2000 [Member]	Sep. 30, 2012 Incentive Stock Plan 2009 [Member]	Sep. 30, 2012 July 2006 Share Repurchase Program [Member]	Sep. 30, 2012 April 2012 Share Repurchase Program [Member]	Apr. 30, 2012 April 2012 Share Repurchase Program [Member]
Common Stock Disclosures [Abstract]
Common Stock, Shares Authorized		300	300
Common Stock, Capital Shares Reserved for Future Issuance				0.8	2.1
Stock Repurchase Program, Number of Shares Authorized to be Repurchased								10
Shares repurchased			5.9			2	4
Shares repurchased (value)			$ 418
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased							6
Common Stock, Dividends, Per Share, Declared	$ 0.4
Dividends, Common Stock, Cash		$ 24.9

Financial Instruments and Risk Management - Derivatives (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended					12 Months Ended															3 Months Ended		12 Months Ended												12 Months Ended												3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011		Sep. 30, 2012 Commodity Contract [Member] contracts	Sep. 30, 2012 Foreign Exchange Contract [Member] contracts	Sep. 30, 2012 Not Designated as Hedging Instrument [Member]		Sep. 30, 2011 Not Designated as Hedging Instrument [Member]		Sep. 30, 2012 Not Designated as Hedging Instrument [Member] Share Option [Member]	Sep. 30, 2011 Not Designated as Hedging Instrument [Member] Share Option [Member]	Sep. 30, 2012 Not Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2012 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Sep. 30, 2011 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Sep. 30, 2012 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Sep. 30, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Sep. 30, 2012 Designated as Hedging Instrument [Member] Interest Rate Contract [Member]	Sep. 30, 2011 Designated as Hedging Instrument [Member] Interest Rate Contract [Member]	Sep. 30, 2012 Debt With Variable Interest Rates [Member]	Jun. 30, 2012 Debt Covered By Interest Rate Swap Agreements [Member]	Sep. 30, 2012 Debt Covered By Interest Rate Swap Agreements [Member]	Sep. 30, 2012 Sales, General and Administrative [Member] Not Designated as Hedging Instrument [Member] Share Option [Member]		Sep. 30, 2011 Sales, General and Administrative [Member] Not Designated as Hedging Instrument [Member] Share Option [Member]		Sep. 30, 2012 Sales, General and Administrative [Member] Not Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2012 Other Financing [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2011 Other Financing [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2012 Term Loan Due 2012 [Member]	Sep. 30, 2011 Term Loan Due 2012 [Member]	Sep. 30, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Other Financing [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Other Financing [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]		Sep. 30, 2012 Cash Flow Hedging [Member] Cost of Sales [Member] Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2011 Cash Flow Hedging [Member] Cost of Sales [Member] Designated as Hedging Instrument [Member] Commodity Contract [Member]		Sep. 30, 2012 Customer Concentration Risk [Member] Wal-Mart Stores [Member]	Sep. 30, 2011 Customer Concentration Risk [Member] Wal-Mart Stores [Member]	Sep. 30, 2010 Customer Concentration Risk [Member] Wal-Mart Stores [Member]	Sep. 30, 2012 Credit Concentration Risk [Member]
Derivative [Line Items]
Entity-Wide Revenue, Major Customer, Percentage																																																																		20.30%	19.50%	20.10%
Trade receivables, net		$ 676.7	[1]			$ 676.7 [1]	$ 709.8	[2]																																																													$ 120.9
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax																					(5.9)	(3.3)	(0.3)	(4.7)
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months																					5.3
Derivative, Number of Instruments Held									17	61
Derivative, Notional Amount									31	359
Early termination of interest rate swap	0	0		1.1	0	1.7																				1.7
Debt, Long-term and Short-term, Combined Amount		2,532.5				2,532.5																			268.9		100
Derivative Asset (Liability) Fair Value															2.5	(3.4)	1.6	[3]	(0.7)	0.4																								0	[4],[5]	(6.2)	[4],[5]	(5.9)	[4],[5]	3.3	[4],[5]	(0.3)	[4],[5]	(0.3)	[4],[5]	(4.7)	[4],[5]
Derivative, Fair Value, Net																																								(6.2)	[4],[5]	(7.6)	[4],[5]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net																																								(7.3)	[6]	(6.6)	[6]	0	[6]	(5.2)	[6]	(10)	[6]	(4.5)	[6]			2.7	[6]	3.1	[6]
Derivative Instruments, Gain (Loss) Recognized in Income, Net																												6.1	[7]	(0.6)	[7]	1.6	[3],[7]	(1.9)	[7]	4.5	[7]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net											5.8	[7]	3.9	[7]																										(8.5)	[8],[9]	(23.6)	[8],[9]									(1.7)	[8],[9]			0	[8],[9]	(0.8)	[8],[9]	(24.6)	[8],[9]	(6)	[8],[9]	1	[8],[9]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net											3.4		(3)
Long-term Debt		2,370.1				2,370.1	2,312.5																															106.5	447.5
Repayments of Long-term Debt				495																																		335
Long-term Debt, Excluding Current Maturities		$ 2,138.6				$ 2,138.6	$ 2,206.5																				$ 200

[1]	Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $373.0 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[3]	In September 2012, the Company discontinued hedge accounting treatment for its existing zinc contracts. These contracts no longer meet the accounting requirements for classification as cash flow hedges because of an ineffective correlation to the underlying zinc exposure being hedged. Included in the table above is a gain of $1.6 for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012.
[4]	All derivative assets are presented in other current assets or other assets.
[5]	All derivative liabilities are presented in other current liabilities or other liabilities.
[6]	OCI is defined as other comprehensive income.
[7]	Gain/(Loss) recognized in Income was recorded as follows: Share option in Selling, general and administrative expense and foreign currency and commodity contracts in other financing.
[8]	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts and ineffective commodity contract in other financing, effective commodity contracts in Cost of products sold.
[9]	Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion for foreign currency and interest rate contracts recognized in income was insignificant to the twelve months ended September 30, 2012. In September 2012, the Company discontinued hedge accounting treatment for its zinc contracts as the contracts no longer correlated to the underlying zinc exposure being hedged. Included within the net loss above is a $1.6 gain for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012. This gain has been included in the table below for derivatives not designated as cash flow hedges.

Financial Instruments and Risk Management - Fair Value (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value Disclosures [Abstract]
Long-term Debt, Fair Value	$ 2,438
Long-term Debt	2,370.1	2,312.5
Net Monetary Assets in Venezuela	40
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Deferred Compensation	(161.6)	(147.6)
Net Assets Liabilities at Fair Value	(164.4)	(158.2)
Fair Value, Measurements, Recurring [Member] | Share Option [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	2.5	(3.4)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	(6.6)	3.7
Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	1.6	(6.2)
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	(0.3)	(4.7)
Fixed-rate Debt [Member]
Fair Value Disclosures [Abstract]
Long-term Debt, Fair Value		1,969.3
Long-term Debt	$ 2,263.6	$ 1,865

Environmental and Legal Matters (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Site Contingency [Line Items]
Total Accrued Environmental Costs	$ 19.9
Accrued Environmental Costs - Current	$ 4.5

Emvironmental and Legal Matters - Litigation (Details) (Subsequent Event [Member], Pending Litigation [Member], Munchkin [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Jul. 31, 2012
Subsequent Event [Member] | Pending Litigation [Member] | Munchkin [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Awarded, Value	$ 13.5

Other Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense, Net	$ 30.8	$ 32.6	$ 30.5
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Current	26.8
Operating Leases, Future Minimum Payments, Due in Two Years	20
Operating Leases, Future Minimum Payments, Due in Three Years	16.4
Operating Leases, Future Minimum Payments, Due in Four Years	14
Operating Leases, Future Minimum Payments, Due in Five Years	11.9
Operating Leases, Future Minimum Payments, Due Thereafter	$ 38.1

Supplemental Financial Statement Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Inventories
Raw materials and supplies	$ 100.7	$ 95.5
Work in process	141.2	139.9
Finished products	430.5	418
Total inventories	672.4	653.4
Other Current Assets
Miscellaneous receivables	81.5	58.6
Deferred income tax benefits	207	189.2
Prepaid expenses	90	84.3
Value Added Tax Receivable, Current	53.5	51.9
Other	23	42.3
Total other current assets	455	426.3
Property, Plant and Equipment
Land	39	39.4
Buildings	278.2	297.4
Machinery and equipment	1,775.7	1,719.8
Construction in progress	75.6	71.7
Total gross property	2,168.5	2,128.3
Accumulated depreciation	(1,320)	(1,242.9)
Total net property, plant and equipment, net	848.5	885.4
Other Current Liabilities
Accrued advertising, promotion and allowances	70.1	96.2
Accrued Trade Allowance	101.4	87.9
Accrued salaries, vacations and incentive compensation	115.9	110.4
Income taxes payable	25.2	0
Returns reserve	52.8	48.5
Other	223	232.8
Total other current liabilities	588.4	575.8
Other Liabilities
Pensions and other retirement benefits	506	497.2
Deferred compensation	166.3	151.7
Deferred income tax liabilities	455	453.8
Other non-current liabilities	88.3	93.6
Total other liabilities	1,215.6	1,196.3
Supplemental Cash Flow Information [Abstract]
Interest Paid	117.5	141.8	122.1
Income Taxes Paid	113	206.4	131.5
Reclassified From Trade Receivables to Other Current Assets [Member]
Supplemental Cash Flow Information [Abstract]
Prior Period Reclassification Adjustment		51.9
Reclassified From Accrued Liabilities to Reducing Trade Receivables [Member]
Supplemental Cash Flow Information [Abstract]
Prior Period Reclassification Adjustment		131.9
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	12.6	11	10.3
Valuation Allowances and Reserves, Charged to Cost and Expense	0	11.4	2.7
Valuation Allowances and Reserves, Reversal of Charges to Cost and Expense	(0.8)	(4.6)	(1.3)
Valuation Allowances and Reserves, Adjustments	0.1	(5.2)	(0.7)
Valuation Allowances and Reserves, Balance	11.9	12.6	11
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	15.9	13.2	11.3
Valuation Allowances and Reserves, Reserves of Businesses Acquired	0	0.8	0
Valuation Allowances and Reserves, Charged to Cost and Expense	2.2	4.6	4.6
Valuation Allowances and Reserves, Adjustments	(2.2)	(2.7)	(2.7)
Valuation Allowances and Reserves, Balance	$ 15.9	$ 15.9	$ 13.2

Segment Information (Details) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended					12 Months Ended																																						12 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2012 VEF	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2011 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2010 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2012 Senior Notes Due May 2021 [Member] USD ($)	Sep. 30, 2011 Senior Notes Due May 2021 [Member] USD ($)	Sep. 30, 2012 Private Placement Notes Early Redemption [Member] USD ($)	Sep. 30, 2012 Private Placement Notes Early Redemption [Member] Interest Expense [Member] USD ($)	Sep. 30, 2012 Wet Shave [Member] USD ($)	Sep. 30, 2011 Wet Shave [Member] USD ($)	Sep. 30, 2010 Wet Shave [Member] USD ($)	Sep. 30, 2012 Alkaline batteries [Member] USD ($)	Sep. 30, 2011 Alkaline batteries [Member] USD ($)	Sep. 30, 2010 Alkaline batteries [Member] USD ($)	Sep. 30, 2012 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2011 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2010 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2012 Skin Care [Member] USD ($)	Sep. 30, 2011 Skin Care [Member] USD ($)	Sep. 30, 2010 Skin Care [Member] USD ($)	Sep. 30, 2012 Feminine Care [Member] USD ($)	Sep. 30, 2011 Feminine Care [Member] USD ($)	Sep. 30, 2010 Feminine Care [Member] USD ($)	Sep. 30, 2012 Infant Care [Member] USD ($)	Sep. 30, 2011 Infant Care [Member] USD ($)	Sep. 30, 2010 Infant Care [Member] USD ($)	Sep. 30, 2012 Other Personal Care Products [Member] USD ($)	Sep. 30, 2011 Other Personal Care Products [Member] USD ($)	Sep. 30, 2010 Other Personal Care Products [Member] USD ($)	Sep. 30, 2012 UNITED STATES USD ($)	Sep. 30, 2011 UNITED STATES USD ($)	Sep. 30, 2010 UNITED STATES USD ($)	Sep. 30, 2012 International USD ($)	Sep. 30, 2011 International USD ($)	Sep. 30, 2010 International USD ($)	Sep. 30, 2012 GERMANY USD ($)	Sep. 30, 2011 GERMANY USD ($)	Sep. 30, 2012 SINGAPORE USD ($)	Sep. 30, 2011 SINGAPORE USD ($)	Sep. 30, 2012 Other International [Member] USD ($)	Sep. 30, 2011 Other International [Member] USD ($)	Sep. 30, 2012 Other International [Member] Maximum [Member]	Sep. 30, 2012 CANADA	Sep. 30, 2010 CANADA	Sep. 30, 2012 Operating Segments [Member] USD ($)	Sep. 30, 2011 Operating Segments [Member] USD ($)	Sep. 30, 2010 Operating Segments [Member] USD ($)	Sep. 30, 2012 Personal Care [Member] USD ($)	Sep. 30, 2011 Personal Care [Member] USD ($)	Sep. 30, 2010 Personal Care [Member] USD ($)	Sep. 30, 2012 Household Products [Member] USD ($)	Sep. 30, 2011 Household Products [Member] USD ($)	Sep. 30, 2010 Household Products [Member] USD ($)	Sep. 30, 2012 Intersegment Elimination [Member] USD ($)	Sep. 30, 2011 Intersegment Elimination [Member] USD ($)	Sep. 30, 2010 Intersegment Elimination [Member] USD ($)	Sep. 30, 2012 Other Restructuring [Member] USD ($)
Segment Reporting Information [Line Items]
Foreign Currency Exchange Rate, Translation												5.6
Long-term Debt		$ 2,370.1			$ 2,312.5				$ 2,370.1	$ 2,312.5							$ 600	$ 600
Debt Instrument, Interest Rate, Stated Percentage																	4.70%	4.70%
Debt Instrument, Decrease, Repayments, Make Whole Premiums																			19.9
Early Repayment of Debt, Duplicate Interest Expense																				3
Segment Reporting Information, Profit (Loss) [Abstract]
Net sales	1,198.1	1,143.2	1,124.1	1,101.8	1,198.8	1,234.5	1,035.3	1,177.1	4,567.2	4,645.7	4,248.3										1,687.6	1,637.4	1,265.1	1,263.4	1,311.7	1,327.9	824.3	884.3	871.8	423	417.6	383	185.5	195.1	198.8	180.3	198	201.7	3.1	1.6	0	2,355	2,341.9	2,196.8	2,212.2	2,303.8	2,051.5													2,479.5	2,449.7	2,048.6	2,087.7	2,196	2,199.7
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Operating Profit									870.9	819	817.7																																																	470.7	408.4	366.6	400.2	410.6	451.1
General corporate and other expenses									(159)	(119.9)	(108.4)
Household Products restructuring	7.6	(0.3)	(0.4)	(1.2)	(15.3)	(16.9)	(30)	(1.3)	6.8	(79)	0																																																										(6)
Inventory Adjustments									0	(7)	0
ASR integration/transaction costs	(0.9)	(1.4)	(1.5)	(1.5)	(1.2)	(2.5)	(0.9)	(3.8)	(8.4)	(13.5)	(0.5)
Amortization									(22.7)	(21.3)	(13.6)
Venezuela devaluation/other impacts					0.5	0	(1)	2.3						0	1.8	18.3
Cost of early debt retirements					(1.9)	(12.5)	0	0	0	(19.9)	0
Interest and other financing items									(122.2)	(150.6)	(133.5)
Earnings before income taxes	208.4		88.8	113		100.9	61	162.5	565.4	406	543.4
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization									162.2	181.3	139.2																																														136.7	142.4	123.7	82	78.9	57.9	54.7	63.5	65.8	25.5	38.9	15.5
Segment Reporting Information, Additional Information [Abstract]
Segment Reporting Information, Net Assets		2,412.8			2,443.6				2,412.8	2,443.6																																																		1,278.4	1,266.9		1,134.4	1,176.7
Corporate Assets		995.2			734.4				995.2	734.4
Goodwill and other intangible assets net		3,323.2			3,353.5				3,323.2	3,353.5
Assets		6,731.2	6,667.1	6,631.7	6,531.5				6,731.2	6,531.5			6,523.6
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets									111	98	108.7																																														96.4	97.6	107.4	38.1	36.6	38.2	58.3	61	69.2	14.6	0.4	1.3
Disclosure on Geographic Areas, Long-Lived Assets in Entity's Country of Domicile		$ 885.4			$ 917.3				$ 885.4	$ 917.3																																$ 581.1	$ 615.6					$ 81.5	$ 93.3	$ 89.8	$ 81.7	$ 133	$ 126.7
Sales Revenue, Goods, Net, Percentage																																																						5.00%	5.30%	5.70%

Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net sales	$ 1,198.1	$ 1,143.2	$ 1,124.1	$ 1,101.8	$ 1,198.8	$ 1,234.5	$ 1,035.3	$ 1,177.1	$ 4,567.2	$ 4,645.7	$ 4,248.3
Gross profit	564.5	527.4	528.8	517.2	546	573	471.1	555.6	2,137.9	2,145.7	2,019.3
Net earnings	143.8	117	70.2	77.9	45.8	65.9	39.1	110.4	408.9	261.2	403
Basic earnings per share	$ 2.17	$ 1.86	$ 1.08	$ 1.19	$ 0.67	$ 0.95	$ 0.56	$ 1.56	$ 6.3	$ 3.75	$ 5.76
Diluted earnings per share	$ 2.15	$ 1.84	$ 1.06	$ 1.17	$ 0.67	$ 0.94	$ 0.55	$ 1.55	$ 6.22	$ 3.72	$ 5.72
Household Products restructuring	7.6	(0.3)	(0.4)	(1.2)	(15.3)	(16.9)	(30)	(1.3)	6.8	(79)	0
ASR integration/transaction costs	(0.9)	(1.4)	(1.5)	(1.5)	(1.2)	(2.5)	(0.9)	(3.8)	(8.4)	(13.5)	(0.5)
Other realignment/integration costs	0	(4.5)	(0.2)	(0.2)	(0.1)	0.2	(1.9)	(0.2)
Venezuela devaluation/other impacts					(0.5)	0	1	(2.3)
Litigation provision	0	8.5	(8.5)	0
Early debt retirement/duplicate interest					1.9	12.5	0	0	0	19.9	0
Early termination of interest rate swap	0	0	(1.1)	0					(1.7)
Adjustments to Valuation Allowance and Prior Years Tax Accruals	0	2.8	4.2	0	(10.8)	1.1	0	0
Inventory write up					$ 0	$ 0	$ (2.7)	$ (1.7)

Guarantor and Non-Guarantor Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Long-term Debt		$ 2,370.1					$ 2,312.5									$ 2,370.1		$ 2,312.5
Income Statement [Abstract]
Net sales	1,198.1	1,143.2		1,124.1	1,101.8		1,198.8		1,234.5	1,035.3	1,177.1					4,567.2		4,645.7		4,248.3
Cost of products sold																2,429.3		2,500		2,229
Gross profit	564.5	527.4		528.8	517.2		546		573	471.1	555.6					2,137.9		2,145.7		2,019.3
Selling, general and administrative expense																895.1		856.1		765.7
Advertising and sales promotion expense																449.5		524		461.3
Research and development expense																112.5		108.3		97.1
Household Products restructuring	(7.6)	0.3		0.4	1.2		15.3		16.9	30	1.3					(6.8)		79		0
Interest expense/(income)																127.3		141.3		125.4
Intercompany interest (income)/expense																0		0		0
Other financing items (income)/expense, net																(5.1)		31		26.4
Intercompany service fees																0		0		0
Equity in earnings of subsidiaries																0		0		0
Earnings before income taxes	208.4			88.8	113				100.9	61	162.5					565.4		406		543.4
Income taxes																156.5		144.8		140.4
Net earnings	143.8	117		70.2	77.9		45.8		65.9	39.1	110.4					408.9		261.2		403
Current Assets
Cash and cash equivalents		718.5					471.2									718.5		471.2		629.7
Trade receivables, net		676.7	[1]				709.8	[2]								676.7	[1]	709.8	[2]
Inventories		672.4					653.4									672.4		653.4
Other current assets		455					426.3									455		426.3
Total current assets		2,522.6		2,464.6	2,393.6	2,293.9	2,260.7					2,393.6		2,464.6		2,522.6		2,260.7
Investment in subsidiaries		0					0									0		0
Intercompany receivables, net		0	[3]				0	[3]								0	[3]	0	[3]
Intercompany notes receivable		0					0	[3]								0		0	[3]
Property, plant and equipment, net		848.5					885.4									848.5		885.4
Goodwill		1,469.5					1,475.3									1,469.5		1,475.3
Other Intangible assets, net		1,853.7					1,878.2									1,853.7		1,878.2
Other noncurrent assets		36.9					31.9									36.9		31.9
Total assets		6,731.2		6,667.1	6,631.7	6,523.6	6,531.5					6,631.7		6,667.1		6,731.2		6,531.5
Liabilities [Abstract]
Current liabilities		1,307.5		1,176.9	1,444.2	1,452.8	1,027.4					1,444.2		1,176.9		1,307.5		1,027.4
Intercompany payables, net		0	[3]				0	[3]								0	[3]	0	[3]
Intercompany notes payable		0					0	[3]								0		0	[3]
Long-term debt		2,138.6					2,206.5									2,138.6		2,206.5
Other noncurrent liabilities		1,215.6					1,196.3									1,215.6		1,196.3
Total liabilities		4,661.7		4,494.8	4,413.7	4,433.2	4,430.2					4,413.7		4,494.8		4,661.7		4,430.2
Shareholders' equity
Stockholders' Equity Attributable to Parent		2,069.5		2,172.3	2,218	2,090.4	2,101.3					2,218		2,172.3		2,069.5		2,101.3		2,099.6
Total liabilities and shareholders' equity		6,731.2					6,531.5									6,731.2		6,531.5
Cash flow from operating activities
Net cash flow from operating activities						27.8					(1)	226.7	105.9	346.8	176.4	631.6		412.5		652.4
Cash flow from investing activities
Capital expenditures																(111)		(98)		(108.7)
Proceeds from sale of assets																19.3		7.6		0.8
Acquisition, net of cash acquired																0		(267.1)		0
Proceeds from intercompany notes																0		0		0
Payments for intercompany notes																0		0
Intercompany receivable/payable, net																0		0		0
Proceeds from return of capital																0		0		0
Payments for equity contributions																0		0		0
Other, net																(3.2)		(6)		(5.4)
Net cash used by investing activities						(2.6)					(288.4)	(35.9)	(306.5)	(60.4)	(332.2)	(94.9)		(363.5)		(113.3)
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount																498.6		600		0
Cash payments on debt with original maturities greater than 90 days																(441)		(576)		(101)
Payment of debt issue cost																(4.3)		(7.6)		0
Net increase/(decrease) in debt with original maturities of 90 days or less																100.9		45.7		(151.9)
Proceeds from intercompany notes																0		0
Payments for intercompany notes																0		0		0
Common stock purchased																(417.8)		(276)		0
Proceeds from issuance of common stock																3		8.2		12.6
Excess tax benefits from share-based payments																2.2		3.7		5.8
Cash dividends paid																(24.9)		0		0
Intercompany receivable/payable, net																0		0		0
Proceeds for equity contributions																0		0		0
Capital (contribution)/return																0		0		0
Payment for intercompany equity distribution																0		0		0
Net cash from/(used by) financing activities						(14.9)					108.7	(99.7)	41.7	(109.9)	20.9	(283.3)		(202)		(234.5)
Effect of exchange rate changes on cash																(6.1)		(5.5)		(34.2)
Net increase/(decrease) in cash and cash equivalents																247.3		(158.5)		270.4
Cash and cash equivalents, beginning of period	718.5					471.2					629.7	471.2	629.7	471.2	629.7	471.2		629.7		359.3
Cash and cash equivalents, end of period		718.5					471.2									718.5		471.2		629.7
Parent Company [Member]
Income Statement [Abstract]
Net sales																0		0		0
Cost of products sold																0		0		0
Gross profit																0		0		0
Selling, general and administrative expense																0.2		0		0
Advertising and sales promotion expense																0		0		0
Research and development expense																0		0		0
Household Products restructuring																0		0
Interest expense/(income)																122.6		137.1		121.5
Intercompany interest (income)/expense																(119.5)		(134.5)		(119.5)
Other financing items (income)/expense, net																0		0		(0.1)
Intercompany service fees																0		0		0
Equity in earnings of subsidiaries																(414.3)		(271.2)		(412.5)
Earnings before income taxes	144.8			70.4	78.3				66.4	39.7	111.4					411		268.6		410.6
Income taxes																2.1		7.4		7.6
Net earnings	143.8			70.2	77.9				65.9	39.1	110.4					408.9		261.2		403
Current Assets
Cash and cash equivalents		4					0									4		0		211.5
Trade receivables, net		0	[1]				0	[2]								0	[1]	0	[2]
Inventories		0					0									0		0
Other current assets		0.4					21.1									0.4		21.1
Total current assets		4.4		70.9	44.5	34.8	21.1					44.5		70.9		4.4		21.1
Investment in subsidiaries		6,552.5					6,177.9									6,552.5		6,177.9
Intercompany receivables, net		0	[3]				0	[3]								0	[3]	0	[3]
Intercompany notes receivable		2,413.3					2,347.6	[3]								2,413.3		2,347.6	[3]
Property, plant and equipment, net		0					0									0		0
Goodwill		0					0									0		0
Other Intangible assets, net		0					0									0		0
Other noncurrent assets		12.4					10.4									12.4		10.4
Total assets		8,982.6		8,920.5	8,812.2	8,667.8	8,557					8,812.2		8,920.5		8,982.6		8,557
Liabilities [Abstract]
Current liabilities		300		265.3	582.4	562.8	141.1					582.4		265.3		300		141.1
Intercompany payables, net		4,418.5	[3]				4,060.1	[3]								4,418.5	[3]	4,060.1	[3]
Intercompany notes payable		0					0	[3]								0		0	[3]
Long-term debt		2,138.6					2,206.5									2,138.6		2,206.5
Other noncurrent liabilities		56					48									56		48
Total liabilities		6,913.1		6,748.2	6,594.2	6,577.4	6,455.7					6,594.2		6,748.2		6,913.1		6,455.7
Shareholders' equity
Stockholders' Equity Attributable to Parent		2,069.5		2,172.3	2,218	2,090.4	2,101.3					2,218		2,172.3		2,069.5		2,101.3
Total liabilities and shareholders' equity		8,982.6					8,557									8,982.6		8,557
Cash flow from operating activities
Net cash flow from operating activities						3.8					(3.4)	5.9	(8.7)	(17.3)	(31.8)	87.4		5.5		12.5
Cash flow from investing activities
Capital expenditures																0		0		0
Proceeds from sale of assets																0		0		0
Acquisition, net of cash acquired																		(301)
Proceeds from intercompany notes																441		576		101
Payments for intercompany notes																(498.6)		(600)
Intercompany receivable/payable, net																0		0		0
Proceeds from return of capital																0		0		0
Payments for equity contributions																0		0		0
Other, net																0		0		0
Net cash used by investing activities						1.5					(204.5)	3	(268)	(67.1)	(326.5)	(57.6)		(325)		101
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount																498.6		600
Cash payments on debt with original maturities greater than 90 days																(441)		(576)		(101)
Payment of debt issue cost																(4.3)		(7.6)
Net increase/(decrease) in debt with original maturities of 90 days or less																0		0		0
Proceeds from intercompany notes																0		0
Payments for intercompany notes																0		0		0
Common stock purchased																(417.8)		(276)
Proceeds from issuance of common stock																3		8.2		12.6
Excess tax benefits from share-based payments																2.2		3.7		5.8
Cash dividends paid																(24.9)
Intercompany receivable/payable, net																358.4		355.7		97.6
Proceeds for equity contributions																0		0		0
Capital (contribution)/return																0		0		0
Payment for intercompany equity distribution																0		0		0
Net cash from/(used by) financing activities						1.2					48.4	(3.9)	65.2	84.4	160.8	(25.8)		108		15
Effect of exchange rate changes on cash																0		0		0
Net increase/(decrease) in cash and cash equivalents																4		(211.5)		128.5
Cash and cash equivalents, beginning of period	4					0					211.5	0	211.5	0	211.5	0		211.5		83
Cash and cash equivalents, end of period		4					0									4		0		211.5
Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Net sales																2,773.5		2,775.2		2,551.9
Cost of products sold																1,691.9		1,658.4		1,483.1
Gross profit																1,081.6		1,116.8		1,068.8
Selling, general and administrative expense																452.2		420.4		379.5
Advertising and sales promotion expense																249.9		285.9		274.3
Research and development expense																112.3		108.2		97
Household Products restructuring																0.4		3
Interest expense/(income)																(0.5)		(2.4)		(1.4)
Intercompany interest (income)/expense																118.7		133.7		118.2
Other financing items (income)/expense, net																(0.5)		2		1.3
Intercompany service fees																12.8		10.6		16.9
Equity in earnings of subsidiaries																(315.1)		(153.6)		(266.5)
Earnings before income taxes	175			67.2	91.1				85.3	50.7	138.6					451.4		309		449.5
Income taxes																60.2		64.6		52.3
Net earnings	139.3			65.9	78.1				63.1	37.7	107.4					391.2		244.4		397.2
Current Assets
Cash and cash equivalents		9.2					4.3									9.2		4.3		2.5
Trade receivables, net		4.1	[1]				15.3	[2]								4.1	[1]	15.3	[2]
Inventories		341.4					318.7									341.4		318.7
Other current assets		210.8					243.7									210.8		243.7
Total current assets		565.5		586.9	627.7	594.3	582					627.7		586.9		565.5		582
Investment in subsidiaries		1,760.8					1,430.6									1,760.8		1,430.6
Intercompany receivables, net		4,249.9	[3]				4,046.7	[3]								4,249.9	[3]	4,046.7	[3]
Intercompany notes receivable		22.4					24.4	[3]								22.4		24.4	[3]
Property, plant and equipment, net		553.1					574.8									553.1		574.8
Goodwill		1,104.9					1,105									1,104.9		1,105
Other Intangible assets, net		1,646.8					1,664.3									1,646.8		1,664.3
Other noncurrent assets		9.7					11.1									9.7		11.1
Total assets		9,913.1		9,836.3	9,644.4	9,493.7	9,438.9					9,644.4		9,836.3		9,913.1		9,438.9
Liabilities [Abstract]
Current liabilities		372.2		418.9	367.3	318	399.1					367.3		418.9		372.2		399.1
Intercompany payables, net		0	[3]				0	[3]								0	[3]	0	[3]
Intercompany notes payable		2,424.3					2,353.5	[3]								2,424.3		2,353.5	[3]
Long-term debt		0					0									0		0
Other noncurrent liabilities		954.7					975.9									954.7		975.9
Total liabilities		3,751.2		3,783.8	3,698.7	3,647.1	3,728.5					3,698.7		3,783.8		3,751.2		3,728.5
Shareholders' equity
Stockholders' Equity Attributable to Parent		6,161.9		6,052.5	5,945.7	5,846.6	5,710.4					5,945.7		6,052.5		6,161.9		5,710.4
Total liabilities and shareholders' equity		9,913.1					9,438.9									9,913.1		9,438.9
Cash flow from operating activities
Net cash flow from operating activities						45.2					51.7	145.5	73.5	190.4	148	275.9		298.3		389.2
Cash flow from investing activities
Capital expenditures																(73.4)		(55.4)		(57)
Proceeds from sale of assets																2		5		0.1
Acquisition, net of cash acquired																		11.1
Proceeds from intercompany notes																2.8		38		26.1
Payments for intercompany notes																0		0
Intercompany receivable/payable, net																(358.4)		(355.7)		(97.6)
Proceeds from return of capital																0.7		4		2
Payments for equity contributions																(3.1)		(12.8)		(5.5)
Other, net																(1.1)		(4.8)		(4.9)
Net cash used by investing activities						(153.7)					(143.4)	(171.2)	(172.5)	(283.1)	(234.6)	(430.5)		(370.6)		(136.8)
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount																0		0
Cash payments on debt with original maturities greater than 90 days																0		0		0
Payment of debt issue cost																0		0
Net increase/(decrease) in debt with original maturities of 90 days or less																(8.1)		15.1		(5.1)
Proceeds from intercompany notes																503.6		600
Payments for intercompany notes																(441)		(576)		(101)
Common stock purchased																0		0
Proceeds from issuance of common stock																0		0		0
Excess tax benefits from share-based payments																0		0		0
Cash dividends paid																0
Intercompany receivable/payable, net																105		35		(147.5)
Proceeds for equity contributions																0		0		0
Capital (contribution)/return																0		0		0
Payment for intercompany equity distribution																0		0		0
Net cash from/(used by) financing activities						118.7					97.7	28.1	101.8	92.9	89.2	159.5		74.1		(253.6)
Effect of exchange rate changes on cash																0		0		0
Net increase/(decrease) in cash and cash equivalents																4.9		1.8		(1.2)
Cash and cash equivalents, beginning of period	9.2					4.3					2.5	4.3	2.5	4.3	2.5	4.3		2.5		3.7
Cash and cash equivalents, end of period		9.2					4.3									9.2		4.3		2.5
Non-Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Net sales																2,433.3		2,444.5		2,229.3
Cost of products sold																1,373.8		1,418.4		1,270.1
Gross profit																1,059.5		1,026.1		959.2
Selling, general and administrative expense																442.7		435.7		386.2
Advertising and sales promotion expense																200.7		240.8		188.8
Research and development expense																0.2		0.1		0.1
Household Products restructuring																(7.2)		76
Interest expense/(income)																5.2		6.6		5.3
Intercompany interest (income)/expense																0.8		0.8		1.3
Other financing items (income)/expense, net																(4.5)		29		25.2
Intercompany service fees																(12.8)		(10.6)		(16.9)
Equity in earnings of subsidiaries																0		0		0
Earnings before income taxes	125.5			88.6	83.6				49.3	41.6	86.8					434.4		247.7		369.2
Income taxes																96.2		71.1		83.6
Net earnings	97.5			71.7	65.1				37.4	33.6	67.6					338.2		176.6		285.6
Current Assets
Cash and cash equivalents		705.3					466.9									705.3		466.9		415.7
Trade receivables, net		672.6	[1]				694.5	[2]								672.6	[1]	694.5	[2]
Inventories		362.1					363.8									362.1		363.8
Other current assets		232.9					183									232.9		183
Total current assets		1,972.9		1,893	1,786.3	1,716.3	1,708.2					1,786.3		1,893		1,972.9		1,708.2
Investment in subsidiaries		0					0									0		0
Intercompany receivables, net		168.6	[3]				13.4	[3]								168.6	[3]	13.4	[3]
Intercompany notes receivable		11					5.9	[3]								11		5.9	[3]
Property, plant and equipment, net		295.4					310.6									295.4		310.6
Goodwill		364.6					370.3									364.6		370.3
Other Intangible assets, net		206.9					213.9									206.9		213.9
Other noncurrent assets		14.8					10.4									14.8		10.4
Total assets		3,034.2		2,825.6	2,790.5	2,780.5	2,632.7					2,790.5		2,825.6		3,034.2		2,632.7
Liabilities [Abstract]
Current liabilities		635.2		552.1	527.6	600.4	518.1					527.6		552.1		635.2		518.1
Intercompany payables, net		0	[3]				0	[3]								0	[3]	0	[3]
Intercompany notes payable		22.4					24.4	[3]								22.4		24.4	[3]
Long-term debt		0					0									0		0
Other noncurrent liabilities		204.9					172.4									204.9		172.4
Total liabilities		862.5		739.2	725.2	793.5	714.9					725.2		739.2		862.5		714.9
Shareholders' equity
Stockholders' Equity Attributable to Parent		2,171.7		2,086.4	2,065.3	1,987	1,917.8					2,065.3		2,086.4		2,171.7		1,917.8
Total liabilities and shareholders' equity		3,034.2					2,632.7									3,034.2		2,632.7
Cash flow from operating activities
Net cash flow from operating activities						(13.6)					1.4	104.3	106.7	207.6	134.2	327.4		232.8		337.5
Cash flow from investing activities
Capital expenditures																(37.6)		(42.6)		(51.7)
Proceeds from sale of assets																17.3		2.6		0.7
Acquisition, net of cash acquired																		22.8
Proceeds from intercompany notes																0		0		0
Payments for intercompany notes																(5)		0
Intercompany receivable/payable, net																(105)		(35)		147.5
Proceeds from return of capital																0		0		0
Payments for equity contributions																0		0		0
Other, net																(2.1)		(1.2)		(0.5)
Net cash used by investing activities						(98.9)					(156.5)	(28.6)	(128.3)	(35.4)	(67.8)	(132.4)		(53.4)		96
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount																0		0
Cash payments on debt with original maturities greater than 90 days																0		0		0
Payment of debt issue cost																0		0
Net increase/(decrease) in debt with original maturities of 90 days or less																109		30.6		(146.8)
Proceeds from intercompany notes																0		0
Payments for intercompany notes																(2.8)		(38)		(26.1)
Common stock purchased																0		0
Proceeds from issuance of common stock																0		0		0
Excess tax benefits from share-based payments																0		0		0
Cash dividends paid																0
Intercompany receivable/payable, net																0		0		0
Proceeds for equity contributions																3.1		12.8		5.5
Capital (contribution)/return																(0.7)		(4)		(2)
Payment for intercompany equity distribution																(59.1)		(124.1)		(86.8)
Net cash from/(used by) financing activities						106.1					127.9	8	71.4	4.1	(6.4)	49.5		(122.7)		(256.2)
Effect of exchange rate changes on cash																(6.1)		(5.5)		(34.2)
Net increase/(decrease) in cash and cash equivalents																238.4		51.2		143.1
Cash and cash equivalents, beginning of period	705.3					466.9					415.7	466.9	415.7	466.9	415.7	466.9		415.7		272.6
Cash and cash equivalents, end of period		705.3					466.9									705.3		466.9		415.7
Energizer Receivables Funding Corp. [Member]
Current Assets
Trade receivables, net		369.1					373									369.1		373
Consolidation, Eliminations [Member]
Income Statement [Abstract]
Net sales																(639.6)		(574)		(532.9)
Cost of products sold																(636.4)		(576.8)		(524.2)
Gross profit																(3.2)		2.8		(8.7)
Selling, general and administrative expense																0		0		0
Advertising and sales promotion expense																(1.1)		(2.7)		(1.8)
Research and development expense																0		0		0
Household Products restructuring																0		0
Interest expense/(income)																0		0		0
Intercompany interest (income)/expense																0		0		0
Other financing items (income)/expense, net																(0.1)		0		0
Intercompany service fees																0		0		0
Equity in earnings of subsidiaries																729.4		424.8		679
Earnings before income taxes	(236.9)			(137.4)	(140)				(100.1)	(71)	(174.3)					(731.4)		(419.3)		(685.9)
Income taxes																(2)		1.7		(3.1)
Net earnings	(236.8)			(137.6)	(143.2)				(100.5)	(71.3)	(175)					(729.4)		(421)		(682.8)
Current Assets
Cash and cash equivalents		0					0									0		0		0
Trade receivables, net		0	[1]				0	[2]								0	[1]	0	[2]
Inventories		(31.1)					(29.1)									(31.1)		(29.1)
Other current assets		10.9					(21.5)									10.9		(21.5)
Total current assets		(20.2)		(86.2)	(64.9)	(51.5)	(50.6)					(64.9)		(86.2)		(20.2)		(50.6)
Investment in subsidiaries		(8,313.3)					(7,608.5)									(8,313.3)		(7,608.5)
Intercompany receivables, net		(4,418.5)	[3]				(4,060.1)	[3]								(4,418.5)	[3]	(4,060.1)	[3]
Intercompany notes receivable		(2,446.7)					(2,377.9)	[3]								(2,446.7)		(2,377.9)	[3]
Property, plant and equipment, net		0					0									0		0
Goodwill		0					0									0		0
Other Intangible assets, net		0					0									0		0
Other noncurrent assets		0					0									0		0
Total assets		(15,198.7)		(14,915.3)	(14,615.4)	(14,418.4)	(14,097.1)					(14,615.4)		(14,915.3)		(15,198.7)		(14,097.1)
Liabilities [Abstract]
Current liabilities		0.1		(59.4)	(33.1)	(28.4)	(30.9)					(33.1)		(59.4)		0.1		(30.9)
Intercompany payables, net		(4,418.5)	[3]				(4,060.1)	[3]								(4,418.5)	[3]	(4,060.1)	[3]
Intercompany notes payable		(2,446.7)					(2,377.9)	[3]								(2,446.7)		(2,377.9)	[3]
Long-term debt		0					0									0		0
Other noncurrent liabilities		0					0									0		0
Total liabilities		(6,865.1)		(6,776.4)	(6,604.4)	(6,584.8)	(6,468.9)					(6,604.4)		(6,776.4)		(6,865.1)		(6,468.9)
Shareholders' equity
Stockholders' Equity Attributable to Parent		(8,333.6)		(8,138.9)	(8,011)	(7,833.6)	(7,628.2)					(8,011)		(8,138.9)		(8,333.6)		(7,628.2)
Total liabilities and shareholders' equity		(15,198.7)					(14,097.1)									(15,198.7)		(14,097.1)
Cash flow from operating activities
Net cash flow from operating activities						(7.6)					(50.7)	(29)	(65.6)	(33.9)	(74)	(59.1)		(124.1)		(86.8)
Cash flow from investing activities
Capital expenditures																0		0		0
Proceeds from sale of assets																0		0		0
Acquisition, net of cash acquired																		0
Proceeds from intercompany notes																(443.8)		(614)		(127.1)
Payments for intercompany notes																503.6		600
Intercompany receivable/payable, net																463.4		390.7		(49.9)
Proceeds from return of capital																(0.7)		(4)		(2)
Payments for equity contributions																3.1		12.8		5.5
Other, net																0		0		0
Net cash used by investing activities						248.5					216	160.9	262.3	325.2	296.7	525.6		385.5		(173.5)
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount																0		0
Cash payments on debt with original maturities greater than 90 days																0		0		0
Payment of debt issue cost																0		0
Net increase/(decrease) in debt with original maturities of 90 days or less																0		0		0
Proceeds from intercompany notes																(503.6)		(600)
Payments for intercompany notes																443.8		614		127.1
Common stock purchased																0		0
Proceeds from issuance of common stock																0		0		0
Excess tax benefits from share-based payments																0		0		0
Cash dividends paid																0
Intercompany receivable/payable, net																(463.4)		(390.7)		49.9
Proceeds for equity contributions																(3.1)		(12.8)		(5.5)
Capital (contribution)/return																0.7		4		2
Payment for intercompany equity distribution																59.1		124.1		86.8
Net cash from/(used by) financing activities						(240.9)					(165.3)	(131.9)	(196.7)	(291.3)	(222.7)	(466.5)		(261.4)		260.3
Effect of exchange rate changes on cash																0		0		0
Net increase/(decrease) in cash and cash equivalents																0		0		0
Cash and cash equivalents, beginning of period	0					0					0	0	0	0	0	0		0		0
Cash and cash equivalents, end of period		0					0									0		0		0
Senior Notes Due May 2021 [Member]
Long-term Debt		600					600									600		600
Debt Instrument, Interest Rate, Stated Percentage		4.70%					4.70%									4.70%		4.70%
Senior Notes Due May 2022 [Member]
Long-term Debt		498.6		500			0							500		498.6		0
Debt Instrument, Interest Rate, Stated Percentage		4.70%							4.70%						4.70%	4.70%
Scenario, Previously Reported [Member]
Income Statement [Abstract]
Earnings before income taxes	208.4			88.8	113				100.9	61	162.5							406		543.4
Net earnings	143.8			70.2	77.9				65.9	39.1	110.4							261.2		403
Current Assets
Total current assets				2,464.6	2,393.6	2,293.9	2,260.7					2,393.6		2,464.6				2,260.7
Total assets				6,667.1	6,631.7	6,523.6	6,531.5					6,631.7		6,667.1				6,531.5
Liabilities [Abstract]
Current liabilities				1,176.9	1,444.2	1,452.8	1,027.4					1,444.2		1,176.9				1,027.4
Total liabilities				4,494.8	4,413.7	4,433.2	4,430.2					4,413.7		4,494.8				4,430.2
Shareholders' equity
Stockholders' Equity Attributable to Parent				2,172.3	2,218	2,090.4	2,101.3					2,218		2,172.3				2,101.3
Cash flow from operating activities
Net cash flow from operating activities						27.8					(1)	226.7	105.9	346.8	176.4			412.5		652.4
Cash flow from investing activities
Net cash used by investing activities						(2.6)					(288.4)	(35.9)	(306.5)	(60.4)	(332.2)			(363.5)		(113.3)
Cash flow from financing activities
Net cash from/(used by) financing activities						(14.9)					108.7	(99.7)	41.7	(109.9)	20.9			(202)		(234.5)
Scenario, Previously Reported [Member] | Parent Company [Member]
Income Statement [Abstract]
Earnings before income taxes	144.8			70.4	78.3				66.4	39.7	111.4							268.6		410.6
Net earnings	143.8			70.2	77.9				65.9	39.1	110.4							261.2		403
Current Assets
Total current assets				70.9	44.5	34.8	21.1					44.5		70.9				21.1
Total assets				6,524.6	6,467.9	6,343.4	6,209.4					6,467.9		6,524.6				6,209.4
Liabilities [Abstract]
Current liabilities				265.3	582.4	562.8	141.1					582.4		265.3				141.1
Total liabilities				4,352.3	4,249.9	4,253	4,108.1					4,249.9		4,352.3				4,108.1
Shareholders' equity
Stockholders' Equity Attributable to Parent				2,172.3	2,218	2,090.4	2,101.3					2,218		2,172.3				2,101.3
Cash flow from operating activities
Net cash flow from operating activities						(17.8)					(59)	5.7	(11.1)	(36.1)	(57.1)			303.4		211.2
Cash flow from investing activities
Net cash used by investing activities						0					(267.1)	0	(267.1)	0	(267.1)			(267.1)		0
Cash flow from financing activities
Net cash from/(used by) financing activities						24.3					166.6	(0.7)	66.7	36.1	126.7			(247.7)		(82.6)
Scenario, Previously Reported [Member] | Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Earnings before income taxes	182.6			72.1	112.5				93.7	65.6	189.3							433.1		536.3
Net earnings	146.9			70.8	99.5				71.5	52.6	158.1							368.5		484
Current Assets
Total current assets				586.9	627.7	594.3	582					627.7		586.9				582
Total assets				7,429.5	7,289.2	7,158.4	7,085.4					7,289.2		7,429.5				7,085.4
Liabilities [Abstract]
Current liabilities				418.9	367.3	318	399.1					367.3		418.9				399.1
Total liabilities				1,377	1,343.5	1,311.8	1,375					1,343.5		1,377				1,375
Shareholders' equity
Stockholders' Equity Attributable to Parent				6,052.5	5,945.7	5,846.6	5,710.4					5,945.7		6,052.5				5,710.4
Cash flow from operating activities
Net cash flow from operating activities						64.2					33.8	117.8	(12.5)	178.1	76.5			(73.4)		(17.5)
Cash flow from investing activities
Net cash used by investing activities						(13.7)					(14)	(37.3)	(23.3)	(55)	(39.5)			(55.2)		(61.8)
Cash flow from financing activities
Net cash from/(used by) financing activities						(40.3)					(13.8)	(78.1)	38.6	(122.9)	(34.4)			130.4		78.2
Scenario, Previously Reported [Member] | Non-Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Earnings before income taxes	125.5			88.6	83.6				49.3	41.6	86.8							247.7		369.2
Net earnings	97.5			71.7	65.1				37.4	33.6	67.6							176.6		285.6
Current Assets
Total current assets				1,893	1,786.3	1,716.3	1,708.2					1,786.3		1,893				1,708.2
Total assets				2,804	2,767.1	2,756.4	2,613.4					2,767.1		2,804				2,613.4
Liabilities [Abstract]
Current liabilities				552.1	527.6	600.4	518.1					527.6		552.1				518.1
Total liabilities				717.6	701.8	769.4	695.6					701.8		717.6				695.6
Shareholders' equity
Stockholders' Equity Attributable to Parent				2,086.4	2,065.3	1,987	1,917.8					2,065.3		2,086.4				1,917.8
Cash flow from operating activities
Net cash flow from operating activities						(18.6)					24.2	103.2	129.5	204.8	157			182.5		458.7
Cash flow from investing activities
Net cash used by investing activities						11.1					(7.3)	1.4	(16.1)	(5.4)	(25.6)			(41.2)		(51.5)
Cash flow from financing activities
Net cash from/(used by) financing activities						1.1					(44.1)	(20.9)	(63.6)	(23.1)	(71.4)			(84.7)		(230.1)
Scenario, Previously Reported [Member] | Consolidation, Eliminations [Member]
Income Statement [Abstract]
Earnings before income taxes	(244.5)			(142.3)	(161.4)				(108.5)	(85.9)	(225)							(543.4)		(772.7)
Net earnings	(244.4)			(142.5)	(164.6)				(108.9)	(86.2)	(225.7)							(545.1)		(769.6)
Current Assets
Total current assets				(86.2)	(64.9)	(51.5)	(50.6)					(64.9)		(86.2)				(50.6)
Total assets				(10,091)	(9,892.5)	(9,734.6)	(9,376.7)					(9,892.5)		(10,091)				(9,376.7)
Liabilities [Abstract]
Current liabilities				(59.4)	(33.1)	(28.4)	(30.9)					(33.1)		(59.4)				(30.9)
Total liabilities				(1,952.1)	(1,881.5)	(1,901)	(1,748.5)					(1,881.5)		(1,952.1)				(1,748.5)
Shareholders' equity
Stockholders' Equity Attributable to Parent				(8,138.9)	(8,011)	(7,833.6)	(7,628.2)					(8,011)		(8,138.9)				(7,628.2)
Cash flow from operating activities
Net cash flow from operating activities						0					0	0	0	0	0			0		0
Cash flow from investing activities
Net cash used by investing activities						0					0	0	0	0	0			0		0
Cash flow from financing activities
Net cash from/(used by) financing activities						0					0	0	0	0	0			0		0
Restatement Adjustment [Member]
Income Statement [Abstract]
Earnings before income taxes	0			0	0				0	0	0							0		0
Net earnings	0			0	0				0	0	0							0		0
Current Assets
Total current assets				0	0	0	0					0		0				0
Total assets				0	0	0	0					0		0				0
Liabilities [Abstract]
Current liabilities				0	0	0	0					0		0				0
Total liabilities				0	0	0	0					0		0				0
Shareholders' equity
Stockholders' Equity Attributable to Parent				0	0	0	0					0		0				0
Cash flow from operating activities
Net cash flow from operating activities						0					0	0	0	0	0			0		0
Cash flow from investing activities
Net cash used by investing activities						0					0	0	0	0	0			0		0
Cash flow from financing activities
Net cash from/(used by) financing activities						0					0	0	0	0	0			0		0
Restatement Adjustment [Member] | Parent Company [Member]
Income Statement [Abstract]
Earnings before income taxes	0			0	0				0	0	0							0		0
Net earnings	0			0	0				0	0	0							0		0
Current Assets
Total current assets				0	0	0	0					0		0				0
Total assets				2,395.9	2,344.3	2,324.4	2,347.6					2,344.3		2,395.9				2,347.6
Liabilities [Abstract]
Current liabilities				0	0	0	0					0		0				0
Total liabilities				2,395.9	2,344.3	2,324.4	2,347.6					2,344.3		2,395.9				2,347.6
Shareholders' equity
Stockholders' Equity Attributable to Parent				0	0	0	0					0		0				0
Cash flow from operating activities
Net cash flow from operating activities						21.6					55.6	0.2	2.4	18.8	25.3			(297.9)		(198.7)
Cash flow from investing activities
Net cash used by investing activities						1.5					62.6	3	(0.9)	(67.1)	(59.4)			(57.9)		101
Cash flow from financing activities
Net cash from/(used by) financing activities						(23.1)					(118.2)	(3.2)	(1.5)	48.3	34.1			355.7		97.6
Restatement Adjustment [Member] | Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Earnings before income taxes	(7.6)			(4.9)	(21.4)				(8.4)	(14.9)	(50.7)							(124.1)		(86.8)
Net earnings	(7.6)			(4.9)	(21.4)				(8.4)	(14.9)	(50.7)							(124.1)		(86.8)
Current Assets
Total current assets				0	0	0	0					0		0				0
Total assets				2,406.8	2,355.2	2,335.3	2,353.5					2,355.2		2,406.8				2,353.5
Liabilities [Abstract]
Current liabilities				0	0	0	0					0		0				0
Total liabilities				2,406.8	2,355.2	2,335.3	2,353.5					2,355.2		2,406.8				2,353.5
Shareholders' equity
Stockholders' Equity Attributable to Parent				0	0	0	0					0		0				0
Cash flow from operating activities
Net cash flow from operating activities						(19)					17.9	27.7	86	12.3	71.5			371.7		406.7
Cash flow from investing activities
Net cash used by investing activities						(140)					(129.4)	(133.9)	(149.2)	(228.1)	(195.1)			(315.4)		(75)
Cash flow from financing activities
Net cash from/(used by) financing activities						159					111.5	106.2	63.2	215.8	123.6			(56.3)		(331.8)
Restatement Adjustment [Member] | Non-Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Earnings before income taxes	0			0	0				0	0	0							0		0
Net earnings	0			0	0				0	0	0							0		0
Current Assets
Total current assets				0	0	0	0					0		0				0
Total assets				21.6	23.4	24.1	19.3					23.4		21.6				19.3
Liabilities [Abstract]
Current liabilities				0	0	0	0					0		0				0
Total liabilities				21.6	23.4	24.1	19.3					23.4		21.6				19.3
Shareholders' equity
Stockholders' Equity Attributable to Parent				0	0	0	0					0		0				0
Cash flow from operating activities
Net cash flow from operating activities						5					(22.8)	1.1	(22.8)	2.8	(22.8)			50.3		(121.2)
Cash flow from investing activities
Net cash used by investing activities						(110)					(149.2)	(30)	(112.2)	(30)	(42.2)			(12.2)		147.5
Cash flow from financing activities
Net cash from/(used by) financing activities						105					172	28.9	135	27.2	65			(38)		(26.1)
Restatement Adjustment [Member] | Consolidation, Eliminations [Member]
Income Statement [Abstract]
Earnings before income taxes	7.6			4.9	21.4				8.4	14.9	50.7							124.1		86.8
Net earnings	7.6			4.9	21.4				8.4	14.9	50.7							124.1		86.8
Current Assets
Total current assets				0	0	0	0					0		0				0
Total assets				(4,824.3)	(4,722.9)	(4,683.8)	(4,720.4)					(4,722.9)		(4,824.3)				(4,720.4)
Liabilities [Abstract]
Current liabilities				0	0	0	0					0		0				0
Total liabilities				(4,824.3)	(4,722.9)	(4,683.8)	(4,720.4)					(4,722.9)		(4,824.3)				(4,720.4)
Shareholders' equity
Stockholders' Equity Attributable to Parent				0	0	0	0					0		0				0
Cash flow from operating activities
Net cash flow from operating activities						(7.6)					(50.7)	(29)	(65.6)	(33.9)	(74)			(124.1)		(86.8)
Cash flow from investing activities
Net cash used by investing activities						248.5					216	160.9	262.3	325.2	296.7			385.5		(173.5)
Cash flow from financing activities
Net cash from/(used by) financing activities						$ (240.9)					$ (165.3)	$ (131.9)	$ (196.7)	$ (291.3)	$ (222.7)			$ (261.4)		$ 260.3

[1]	Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $373.0 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[3]	Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.

Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended				3 Months Ended
	Nov. 19, 2012 Asset Impairments [Member] Minimum [Member] November 2012 Restructuring Plan [Member]	Nov. 19, 2012 Asset Impairments [Member] Maximum [Member] November 2012 Restructuring Plan [Member]	Nov. 19, 2012 Accelerated Depreciation [Member] Minimum [Member] November 2012 Restructuring Plan [Member]	Nov. 19, 2012 Accelerated Depreciation [Member] Maximum [Member] November 2012 Restructuring Plan [Member]	Dec. 31, 2012 Scenario, Forecast [Member] Minimum [Member]	Dec. 31, 2012 Scenario, Forecast [Member] Maximum [Member]
Restructuring and Related Activities [Abstract]
Restructuring and Related Cost, Expected Cost	$ 10	$ 15	$ 50	$ 60
Expected gain on curtailment					$ 30	$ 40